Document and Entity Information	6 Months Ended
Sep. 30, 2010
Document and Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes

Condensed Consolidated Balance Sheets (JPY ¥) In Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
Assets:
Cash and due from banks	¥ 2,930,622	¥ 2,862,523
Interest-earning deposits in other banks ( including 10,201 million at March 31, 2010 and 15,258 million at September 30, 2010 measured at fair value under fair value option)	4,182,942	4,780,861
Call loans, funds sold, and receivables under resale agreements (including 30,832 million at March 31, 2010 and 31,433 million at September 30, 2010 measured at fair value under fair value option)	5,555,887	4,051,942
Receivables under securities borrowing transactions	3,726,110	5,770,044
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,712,347 million at March 31, 2010 and 11,162,120 million at September 30, 2010) (including 8,918,156 million at March 31, 2010 and 12,062,127 million at September 30, 2010 measured at fair value under fair value option)	34,471,562	27,663,076
INVESTMENT SECURITIES
Securities available for sale - carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 4,107,734 million at March 31, 2010 and 1,276,146 million at September 30, 2010 )	53,256,193	50,411,876
Securities being held to maturity- carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 566,313 million at March 31, 2010 and 682,344 million at September 30, 2010) (estimated fair value of 3,027,921 million at March 31, 2010 and 2,860,223 million at September 30, 2010)	2,781,284	2,943,801
Other investment securities	1,674,508	1,690,838
Total investment securities	57,711,985	55,046,515
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,476,841 million at March 31, 2010 and 3,400,816 million at September 30, 2010)	86,612,964	92,185,910
Allowance for credit losses	(1,294,271)	(1,315,615)
Net loans	85,318,693	90,870,295
Premises and equipment-net	972,788	995,167
Accrued interest	251,603	240,267
Customers' acceptance liability	61,437	49,143
Intangible assets-net	1,052,858	1,116,117
Goodwill	377,136	381,498
Deferred tax assets	1,157,671	1,287,611
Other assets	6,009,535	4,969,338
Total assets	203,780,829	200,084,397
Liabilities and Equity:
Non-interest-bearing deposits	14,562,600	15,201,298
Interest-bearing deposits	98,252,191	97,526,535
Overseas offices, principally interest-bearing	22,055,496	22,744,663
Total deposits	134,870,287	135,472,496
Call money, funds purchased, and payables under repurchase agreements	16,021,287	13,730,480
Payables under securities lending transactions	3,416,135	3,633,891
Due to trust account and other short-term borrowings (including 4,506 million at March 31, 2010 and 3,652 million at September 30, 2010 that are measured at fair value under fair value option)	6,986,725	7,656,967
Trading account liabilities	12,013,778	8,688,826
Obligations to return securities received as collateral	3,245,276	3,229,321
Bank acceptances outstanding	61,437	49,143
Accrued interest	194,514	281,117
Long-term debt (including 615,618 million at March 31, 2010 and 593,392 million at September 30, 2010 that are measured at fair value under fair value option)	13,458,398	14,162,424
Other liabilities	4,372,590	4,139,892
Total liabilities	194,640,427	190,981,557
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Preferred stock-aggregate liquidation preference of 640,001 million at March 31, 2010 and 390,001 million at September 30, 2010, with no stated value	442,100	442,100
Common stock-authorized, 33,000,000,000 shares; issued, 14,148,414,920 shares at March 31, 2010 and 14,150,766,520 shares at September 30, 2010, with no stated value	1,644,095	1,643,238
Capital surplus	6,390,575	6,619,525
Retained earnings (Accumulated deficit):
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings (Accumulated deficit)	477,977	(18,127)
Accumulated other changes in equity from nonowner sources, net of taxes	(389,582)	(45,435)
Treasury stock, at cost-21,069,229 common shares at March 31, 2010 and 12,348,725 common shares at September 30, 2010	(9,772)	(13,954)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,794,964	8,866,918
Noncontrolling interests	345,438	235,922
Total equity	9,140,402	9,102,840
Total liabilities and equity	203,780,829	200,084,397
Assets of consolidated VIEs included in total assets that can be used only to settle obligations of consolidated VIEs [Member]
Assets:
Cash and due from banks	27,299	0
Interest-earning deposits in other banks ( including 10,201 million at March 31, 2010 and 15,258 million at September 30, 2010 measured at fair value under fair value option)	16,126	0
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,712,347 million at March 31, 2010 and 11,162,120 million at September 30, 2010) (including 8,918,156 million at March 31, 2010 and 12,062,127 million at September 30, 2010 measured at fair value under fair value option)	1,177,780	0
Investment securities	450,832	0
All other assets	326,179	0
INVESTMENT SECURITIES
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,476,841 million at March 31, 2010 and 3,400,816 million at September 30, 2010)	7,221,196	0
Total assets	9,219,412	0
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of Mitsubishi UFJ Financial Group [Member]
Liabilities and Equity:
Total deposits	0
Other short-term borrowings	28,356	0
Long-term debt (including 615,618 million at March 31, 2010 and 593,392 million at September 30, 2010 that are measured at fair value under fair value option)	1,801,820	0
All other liabilities	179,112	0
Total liabilities	¥ 2,009,288	¥ 0

Condensed Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
Condensed Consolidated Balance Sheets
Interest-earning deposits in other banks, fair value	¥ 15,258	¥ 10,201
Call loans, funds sold, and receivables under resale agreements	31,433	30,832
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	11,162,120	8,712,347
Trading account assets that are measured at fair value, assets pledged that secured parties are permitted to sell or repledge	12,062,127	8,918,156
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	1,276,146	4,107,734
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	682,344	566,313
Securities being held to maturity that are measured at estimated fair value that secured parties are permitted to sell or repledge	2,860,223	3,027,921
Loans, net of unearned income, unamortized premiums and deferred loan fees	3,400,816	3,476,841
Overseas offices, principally interest-bearing, fair value
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	3,652	4,506
Long-term debt that are measured at fair value under fair value option	593,392	615,618
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 640,001
Preferred stock, stated value	¥ 0	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,150,766,520	14,148,414,920
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	12,348,725	21,069,229

Condensed Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	6 Months Ended
	Sep. 30, 2010		Sep. 30, 2009
Interest income:
Loans, including fees	¥ 855,653		¥ 1,025,906
Deposits in other banks	13,321		14,771
Investment securities	248,745		234,699
Trading account assets	148,057		159,225
Call loans, funds sold, and receivable under resale agreements and securities borrowing transactions	25,579		21,974
Total	1,291,355		1,456,575
Interest expense:
Deposits	137,690		196,132
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	32,163		38,424
Due to trust account, other short-term borrowings, and trading account liabilities	28,194		39,198
Long-term debt	143,972		140,478
Total	342,019		414,232
Net interest income	949,336		1,042,343
Provision for credit losses	186,314		381,196
Net interest income after provision for credit losses	763,022		661,147
Non-interest income:
Fees and commissions	557,613		566,403
Foreign exchange gains-net	175,107		235,210
Trading account profits-net	486,017		472,027
Investment securities gains-net(1)	105,841	[1]	86,617	[1]
Equity in losses of equity method investees	(21,223)		(84,126)
Other non-interest income	72,389		75,719
Total	1,375,744		1,351,850
Non-interest expense:
Salaries and employee benefits	437,698		460,162
Occupancy expenses-net	80,659		82,483
Fees and commission expenses	102,947		97,530
Outsourcing expenses, including data processing	97,454		106,134
Depreciation of premises and equipment	48,471		55,349
Amortization of intangible assets	109,881		110,755
Impairment of intangible assets	16,363		9,239
Insurance premiums, including deposit insurance	56,513		56,969
Communications	27,253		28,956
Taxes and public charges	33,450		35,533
Impairment of goodwill			460
Other non-interest expenses	163,218		213,091
Total	1,173,907		1,256,661
Income before income tax expense	964,859		756,336
Income tax expense	375,936		327,836
Net income before attribution of noncontrolling interests	588,923		428,500
Net income (loss) attributable to noncontrolling interests	(2,608)		8,180
Net income attributable to Mitsubishi UFJ Financial Group	591,531		420,320
Income allocable to preferred shareholders:
Cash dividends paid	11,970		9,708
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 579,561		¥ 410,612
Earnings per share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.01		¥ 35.29
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 40.92		¥ 35.22

[1]	The following credit losses are included in Investment securities gains—net : Decline in fair value - 13456 and 10834; Other changes in equity from nonowner sources—net -1046 and 1717; Total credit losses - 14502 and 12551, September 30, 2009 and 2010.

Condensed Consolidated Statements of Income (Parenthetical) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Condensed Consolidated Statements of Income
Investment securities gains - net, decline in fair value	¥ 10,834	¥ 13,456
Investment securities gains - net, other changes in equity from nonowner sources - net	1,717	1,046
Investment securities gains - net, Total credit losses	¥ 12,551	¥ 14,502

Condensed Consolidated Statements of Changes in Equity from Nonowner Sources (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Condensed Consolidated Statements of Changes in Equity from Nonowner Sources
Net income before attribution of noncontrolling interests	¥ 588,923	¥ 428,500
Other changes in equity from nonowner sources:
Net unrealized holding gains (losses) on investment securities (including unrealized gains of 620 million and 1,019 million, net of tax, related to debt securities with credit component realized in earnings in 2009 and 2010)	(158,765)	570,753
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(62,783)	(53,792)
Total	(221,548)	516,961
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(640)	2,877
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(2,171)	(3,795)
Total	(2,811)	(918)
Pension liability adjustments	(31,197)	13,729
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	3,914	15,316
Total	(27,283)	29,045
Foreign currency translation adjustments	(102,898)	68,122
Total	(93,951)	70,956
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	8,947	2,834
Total changes in equity from nonowner sources	243,330	1,044,544
Net income (loss) attributable to noncontrolling interests	(2,608)	8,180
Other changes in equity from nonowner sources attributable to noncontrolling interests	(1,016)	5,154
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ 246,954	¥ 1,031,210

Condensed Consolidated Statements of Changes in Equity from Nonowner Sources (Parenthetical) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Condensed Consolidated Statements of Changes in Equity from Nonowner Sources
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 1,019	¥ 620

Condensed Consolidated Statements of Equity (JPY ¥) In Millions	Preferred stock [Member]	Common Stock [Member]	Capital surplus [Member]	Retained earnings appropriated for legal reserve [Member]	Unappropriated retained earnings (Accumulated deficit) [Member]	Class 5 Preferred Stock [Member]	Class 3 Preferred Stock [Member]	Accumulated other changes in equity from nonowner sources, net of taxes [Member]	Treasury Stock [Member]	Total Mitsubishi UFJ Financial Group shareholders' equity [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning of period at Mar. 31, 2009	¥ 442,100	¥ 1,127,552	¥ 6,095,820	¥ 239,571	¥ (845,778)			¥ (813,695)	¥ (10,675)		¥ 232,225
Stock-based compensation			789
Conversion of preferred stock to common stock by a subsidiary			(641)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights
Redemption of Class 3 preferred stock (Note 7)
Initial origination of noncontrolling interests											27,851
Net income attributable to Mitsubishi UFJ Financial Group					420,320							420,320
Purchases of shares of treasury stock									(1,605)
Net change during the period								610,890				1,031,210
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries											2,669
Cash dividends:
Common stock-5.00 in 2009 and 6.00 in 2010 per share					(58,232)
Preferred stock per share						(6,708)	(3,000)					(9,708)
Sales of shares of treasury stock									1,056
Redemption of shares of treasury stock
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with securities joint venture (Note 17)
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation											(10,332)
Net decrease (increase) resulting from changes in voting interests in consolidated subsidiaries and affiliated companies									(12)
Dividends paid to noncontrolling interests											(3,685)
Other changes in equity from nonowner sources, net of taxes:
Net income (loss) attributable to noncontrolling interests											8,180	(8,180)
Net unrealized holding gains on investment securities											3,387
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities											(132)
Pension liability adjustments											63
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments											74
Foreign currency translation adjustments											1,762
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments
Losses on sales of shares of treasury stock					(44)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 13)
Net decrease resulting from exclusion of consolidated investment trust variable interest entities
Effect of adopting new guidance on recognition and presentation of other-than-temporary impairments, net of taxes (Note 1)					118,210			(118,210)
Other-net			22		(42)						1,120
Balance at end of period at Sep. 30, 2009	442,100	1,127,552	6,095,990	239,571	(375,274)			(321,015)	(11,236)	7,197,688	263,182	7,460,870
Balance at beginning of period at Mar. 31, 2010	442,100	1,643,238	6,619,525	239,571	(18,127)			(45,435)	(13,954)		235,922	9,102,840
Stock-based compensation			(397)
Conversion of preferred stock to common stock by a subsidiary
Issuance of new shares of common stock by way of exercise of the stock acquisition rights		857	856
Redemption of Class 3 preferred stock (Note 7)			(250,000)
Initial origination of noncontrolling interests											12,405
Net income attributable to Mitsubishi UFJ Financial Group					591,531							591,531
Purchases of shares of treasury stock									(250,052)
Net change during the period								(344,577)				246,954
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries											7,480
Cash dividends:
Common stock-5.00 in 2009 and 6.00 in 2010 per share					(84,778)							(84,904)
Preferred stock per share						(8,970)	(3,000)					(11,970)
Sales of shares of treasury stock									1,105
Redemption of shares of treasury stock									250,000
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with securities joint venture (Note 17)			20,550								127,270
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation											(49,059)
Net decrease (increase) resulting from changes in voting interests in consolidated subsidiaries and affiliated companies									79
Dividends paid to noncontrolling interests											(3,995)
Other changes in equity from nonowner sources, net of taxes:
Net income (loss) attributable to noncontrolling interests											(2,608)	2,608
Net unrealized holding gains on investment securities											1,174
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities											72
Pension liability adjustments											(539)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments											6
Foreign currency translation adjustments											(1,755)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments											26
Losses on sales of shares of treasury stock					(76)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 13)					1,408			430			19,551
Net decrease resulting from exclusion of consolidated investment trust variable interest entities									3,050
Effect of adopting new guidance on recognition and presentation of other-than-temporary impairments, net of taxes (Note 1)
Other-net			41		(11)						(512)
Balance at end of period at Sep. 30, 2010	¥ 442,100	¥ 1,644,095	¥ 6,390,575	¥ 239,571	¥ 477,977			¥ (389,582)	¥ (9,772)	¥ 8,794,964	¥ 345,438	¥ 9,140,402

Condensed Consolidated Statements of Equity (Parenthetical) (JPY ¥)	6 Months Ended
	Sep. 30, 2010 Common Stock [Member]	Sep. 30, 2009 Common Stock [Member]	Sep. 30, 2010 Class 5 Preferred Stock [Member]	Sep. 30, 2009 Class 5 Preferred Stock [Member]	Sep. 30, 2010 Class 3 Preferred Stock [Member]	Sep. 30, 2009 Class 3 Preferred Stock [Member]
Cash dividends, Common stock, per share	¥ 6	¥ 5
Cash dividends, Preferred stock, per share			¥ 57.5	¥ 43	¥ 30	¥ 30

Condensed Consolidated Statements of Cash Flows (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010		Sep. 30, 2009
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 588,923		¥ 428,500
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	158,352		166,104
Impairment of intangible assets	16,363		9,239
Provision for credit losses	186,314		381,196
Investment securities gains-net	(105,841)	[1]	(86,617)	[1]
Foreign exchange gains-net	(125,367)		(548,310)
Equity in losses of equity method investees	21,223		84,126
Provision for deferred income tax expense	326,360		290,256
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(3,410,543)		1,182,302
Increase (Decrease) in trading account liabilities, excluding foreign exchange contracts	3,097,267		(1,088,452)
Decrease (increase) in accrued interest receivable and other receivables	(3,091)		115,369
Increase (Decrease) in accrued interest payable and other payables	63,571		(58,119)
Net increase in accrued income taxes and decrease in income tax receivables	2,573		3,358
Other-net	(151,529)		105,667
Net cash provided by operating activities	664,575		984,619
Cash flows from investing activities:
Proceeds from sales and maturities of investment securities available for sale (including proceeds from securities under fair value option)	50,782,739		68,457,202
Purchases of investment securities available for sale (including purchases of securities under fair value option)	(58,493,412)		(76,745,773)
Proceeds from maturities of investment securities being held to maturity	89,450		38,106
Purchases of investment securities being held to maturity	(82,243)		(262,405)
Proceeds from sales of other investment securities	12,055		97,295
Purchases of other investment securities	(3,510)		(373,976)
Net decrease in loans	4,154,323		4,760,229
Net decrease (increase) in interest-earning deposits in other banks	286,938		(1,339,542)
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	258,062		593,866
Capital expenditures for premises and equipment	(41,993)		(65,581)
Purchases of intangible assets	(73,214)		(86,456)
Proceeds from sales of consolidated VIEs and subsidiaries-net	21,398		15,835
Other-net	(8,824)		(45,699)
Net cash used in investing activities	(3,098,231)		(4,956,899)
Cash flows from financing activities:
Net increase in deposits	26,533		4,517,853
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	3,092,476		603,043
Net decrease in due to trust account	(42,516)		(35,092)
Net increase (decrease) in other short-term borrowings	320,450		(1,968,407)
Proceeds from issuance of long-term debt	1,219,585		2,283,392
Repayment of long-term debt	(1,739,962)		(1,458,041)
Proceeds from sales of treasury stock	645		79
Payments for acquisition of preferred stock	(250,000)
Dividends paid	(96,574)		(67,837)
Other-net	(5,522)		100,327
Net cash provided by financing activities	2,525,115		3,975,317
Effect of exchange rate changes on cash and cash equivalents	(23,360)		9,185
Net increase in cash and cash equivalents	68,099		12,222
Cash and cash equivalents at beginning of period	2,862,523		3,071,252
Cash and cash equivalents at end of period	2,930,622		3,083,474
Cash paid during the period for:
Interest	374,321		440,647
Income taxes, net of refunds	47,003		34,222
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	2,666		2,834
Transfer to investment securities being held to maturity from investment securities available for sale (Note 2)			111,895
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with securities joint venture (Note 17):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.	127,270
Capital surplus	20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 13):
Increases in total noncash assets, excluding cash and cash equivalents	237,008
Increases in total noncash liabilities	214,887
Union Bank's acquisition (Note 4)
Fair value of assets acquired	322,339
Fair value of liabilities assumed	¥ 328,358

[1]	The following credit losses are included in Investment securities gains—net : Decline in fair value - 13456 and 10834; Other changes in equity from nonowner sources—net -1046 and 1717; Total credit losses - 14502 and 12551, September 30, 2009 and 2010.

BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Sep. 30, 2010
BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Basis Of Semiannual Condensed Consolidated Financial Statements

1.    BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 17 for more information on securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and provides related services to individual and corporate customers. See Note 14 for more information by business segment.

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and variable interest entities ("the MUFG Group") and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary for a fair presentation of amounts involved to conform with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2010. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other than temporary impairment model for debt securities. This guidance requires an entity to recognize an other than temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other than temporary impairment of a debt security in earnings and the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 2 for a further discussion on this guidance.

Amendment of Accounting for Transfers of Financial Assets—In June 2009, the FASB issued new guidance which clarifies the application of certain derecognition concepts and eliminates the concept of a qualifying special purpose entity. The guidance also clarifies the concept of "surrendered control" to consider any continuing involvement with the transferred assets regardless of when the terms were agreed. In addition, the guidance introduces the term "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. Finally, the guidance eliminated certain alternatives with respect to initial recognition and measurement and replaced them with a requirement that a transferor recognize and initially measure all assets obtained including a transferor's beneficial interest and liabilities incurred as a result of a transfer of financial assets accounted for as a sale, at fair value. This guidance is effective for the first annual reporting period beginning after November 15, 2009, and interim periods within that year, with early application prohibited. The MUFG Group adopted this guidance on April 1, 2010, which had no impact on its financial position and results of operations. See Note 3 for details of the additional disclosures required by this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities —In June 2009, the FASB issued new guidance which amends the accounting for consolidation of variable interest entities ("VIEs"). This guidance changes the current guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the variable interest entity which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of variable interest entities by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a variable interest entity. This guidance is effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining beneficiary of variable interest entities for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, prior periods have not been restated. See Note 13 for more information of disclosures required by the guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting period beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity, which had no impact on its financial position and results of operations.

Amendment of Accounting for Impaired Loans when the Pool of Loans is Accounted for as a Single Asset—In April 2010, the FASB issued new guidance which amends the accounting for modifications of loans that are acquired with evidence of credit deterioration and accounted for as a pool. The amendment provides that modifications of such loans, which are acquired with evidence of credit deterioration and accounted for as a pool, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loans are included is impaired if expected cash flows for the pool change. No additional disclosures are required as a result of this guidance. This guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, with early application permitted. Upon initial adoption of the guidance, an entity may make a one-time election to terminate accounting for loans as a pool. This election may be applied on a pool-by-pool basis and does not preclude an entity from applying pool accounting to subsequent acquisitions of loans with credit deterioration. The MUFG Group adopted this guidance on April 1, 2010, which had no material impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructuring and modifications, and significant purchases and sales of financing receivables on a disaggregate basis. Existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance will be required for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward and modification disclosures will be required for interim and annual reporting periods beginning on or after December 15, 2010.

In January 2011, the FASB decided to defer the effective date for disclosures about troubled debt restructurings ("TDR"s) by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, and will not affect its financial position and results of operations.

INVESTMENT SECURITIES	6 Months Ended
Sep. 30, 2010
INVESTMENT SECURITIES
INVESTMENT SECURITIES

2.    INVESTMENT SECURITIES

The amortized costs, gross unrealized gains and losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2010 and September 30, 2010 were as follows:

At March 31, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,431,089	¥63,871	¥62,099		¥39,432,861
Japanese prefectural and municipal bonds	272,829	8,148	77		280,900
Foreign governments and official institutions bonds	1,340,750	8,882	4,406		1,345,226
Corporate bonds	3,394,320	88,762	8,434		3,474,648
Residential mortgage-backed securities	934,203	16,004	8,796		941,411
Commercial mortgage-backed securities	57,098	2	3,805		53,295
Asset-backed securities	329,590	773	2,545		327,818
Other debt securities	1,037	—	—		1,037
Marketable equity securities	3,082,948	1,477,616	5,884		4,554,680

Total	¥48,843,864	¥1,664,058	¥96,046		¥50,411,876

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,076,900	¥17,250	¥—		¥1,094,150
Japanese prefectural and municipal bonds	42,348	585	—		42,933
Foreign governments and official institutions bonds	607,558	8,309	300		615,567
Corporate bonds	127,369	2,280	—		129,649
Asset-backed securities	1,086,788	56,245	253	(1)	1,142,780
Other debt securities	2,838	4	—		2,842

Total	¥2,943,801	¥84,673	¥553		¥3,027,921

Note:	(1)	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

At September 30, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥43,067,755	¥270,550	¥28,277	¥43,310,028
Japanese prefectural and municipal bonds	196,779	9,956	—	206,735
Foreign governments and official institutions bonds	1,378,248	21,320	274	1,399,294
Corporate bonds	3,225,551	95,176	4,626	3,316,101
Residential mortgage-backed securities	845,486	17,754	4,950	858,290
Commercial mortgage-backed securities	46,137	4	3,177	42,964
Asset-backed securities	382,493	499	747	382,245
Other debt securities	972	—	—	972
Marketable equity securities	2,929,158	905,344	94,938	3,739,564

Total	¥52,072,579	¥1,320,603	¥136,989	¥53,256,193

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,074,139	¥12,904	¥—	¥1,087,043
Japanese prefectural and municipal bonds	32,629	370	—	32,999
Foreign governments and official institutions bonds	595,639	10,647	986	605,300
Corporate bonds	122,513	1,800	—	124,313
Asset-backed securities	953,609	54,957	757	1,007,809
Other debt securities	2,755	4	—	2,759

Total	¥2,781,284	¥80,682	¥1,743	¥2,860,223

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,655,812 million and ¥1,642,218 million at March 31, 2010 and September 30, 2010, respectively, because their fair values were not readily determinable. A considerable portion of these balances consists of preferred equity securities. The MUFG Group periodically monitors the status of each investee including the credit ratings and changes in the MUFG Group's share of net assets in the investees as compared with its shares at the time of investment, or utilizes commonly accepted valuation models for certain nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future, to determine if impairment losses exist. The impairment losses recognized on these nonmarketable securities were ¥18,872 million and ¥2,178 million at September 30, 2009 and 2010, respectively.

The impairment of cost-method investments is not evaluated when valuation models are not applicable if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. Accordingly, the MUFG Group did not estimate the fair value of such investments which had aggregated cost of ¥532,419 million and ¥518,984 million at March 31, 2010 and September 30, 2010, respectively, since it was not practical. Investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers presented in Other investment securities were carried at fair value of ¥35,026 million and ¥32,290 million at March 31, 2010 and September 30, 2010, respectively.

See Note 15 for the methodologies and assumptions used to estimate the fair values.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at September 30, 2010 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥725,567	¥731,013	¥11,255,769
Due from one year to five years	1,117,318	1,137,783	31,135,276
Due from five years to ten years	354,391	379,242	3,089,192
Due after ten years	584,008	612,185	4,036,392

Total	¥2,781,284	¥2,860,223	¥49,516,629

For the six months ended September 30, 2009 and 2010, gross realized gains on sales of investment securities available for sale were ¥162,773 million and ¥176,027 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥29,068 million and ¥10,206 million, respectively.

For the six months ended September 30, 2009 and 2010, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥77,073 million and ¥73,817 million, respectively, which were included in Investment securities gains—net in the condensed consolidated statements of income. The losses of ¥77,073 million for the six months ended September 30, 2009 included losses of ¥14,502 million from debt securities available for sale mainly classified as corporate bonds, and ¥43,699 million from marketable equity securities. The losses of ¥73,817 million for the six months ended September 30, 2010 included losses of ¥12,551 million from debt securities available for sale mainly classified as corporate bonds, and ¥59,088 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2010 and September 30, 2010 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥21,109,870	¥25,459	¥1,806,501	¥36,640	¥22,916,371	¥62,099	114
Japanese prefectural and municipal bonds	10,009	77	—	—	10,009	77	3
Foreign governments and official institutions bonds	822,500	4,404	138	2	822,638	4,406	122
Corporate bonds	431,826	4,709	292,544	3,725	724,370	8,434	5,314
Residential mortgage-backed securities	269,805	2,269	76,545	6,527	346,350	8,796	123
Commercial mortgage-backed securities	2,946	250	47,396	3,555	50,342	3,805	28
Asset-backed securities	12,546	1,672	20,705	873	33,251	2,545	26
Marketable equity securities	96,997	5,711	1,554	173	98,551	5,884	119

Total	¥22,756,499	¥44,551	¥2,245,383	¥51,495	¥25,001,882	¥96,046	5,849

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥85,069	¥300	¥—	¥—	¥85,069	¥300	9
Asset-backed securities	9,571	20	138,402	233	147,973	253	226

Total	¥94,640	¥320	¥138,402	¥233	¥233,042	¥553	235

	Less than 12 months		12 months or more		Total
At September 30, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥7,451,304	¥6,569	¥1,032,831	¥21,708	¥8,484,135	¥28,277	68
Foreign governments and official institutions bonds	124,053	273	75	1	124,128	274	48
Corporate bonds	372,823	3,089	120,321	1,537	493,144	4,626	3,824
Residential mortgage-backed securities	63,106	148	46,718	4,802	109,824	4,950	83
Commercial mortgage-backed securities	4,248	130	35,004	3,047	39,252	3,177	25
Asset-backed securities	1,538	50	14,324	697	15,862	747	19
Marketable equity securities	751,560	94,653	1,293	285	752,853	94,938	220

Total	¥8,768,632	¥104,912	¥1,250,566	¥32,077	¥10,019,198	¥136,989	4,287

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥90,840	¥986	¥—	¥—	¥90,840	¥986	4
Asset-backed securities	1,098	19	110,899	738	111,997	757	222

Total	¥91,938	¥1,005	¥110,899	¥738	¥202,837	¥1,743	226

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other than temporary status of the unrealized losses.

Japanese and foreign government bonds, Japanese government agency bonds and foreign official institutions bonds

As of September 30, 2010, the unrealized losses associated with Japanese and foreign governments and agency bonds are not expected to have any credit losses due to the guarantees provided by the governments or such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying condensed consolidated statements of income.

Residential and commercial mortgage-backed securities

As of September 30, 2010, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSEs") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are primarily rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying condensed consolidated statements of income.

Asset-backed securities

As of September 30, 2010, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with a change in credit rating is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The fair value of the CLO portfolio was still adversely impacted for the six months ended September 30, 2010 by the overall financial market crisis. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality issues on such securities at September 30, 2010. As a result, no impairment was recorded in the accompanying condensed consolidated statements of income.

Corporate bonds

As of September 30, 2010, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit rating of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at beginning of period for six months ended September 30, 2009 represents the credit loss component for which OTTI occurred on debt securities in the periods prior to April 1, 2009. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2009	2010
	(in millions)
Balance at beginning of period	¥40,556	¥36,591

Additions:
Initial credit impairments	12,291	8,828
Subsequent credit impairments	2,211	3,723

Reductions:
Securities sold or matured	(14,311)	(11,908)

Balance at end of period	¥40,747	¥37,234

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2009 and 2010 were ¥35,942 million and ¥26,613 million, respectively. Of which, the credit loss component recognized in earnings were ¥40,747 million and ¥37,234 million, and the remaining related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes were ¥4,805 million and ¥10,621 million at September 30, 2009 and 2010, respectively.

Marketable equity securities

The MUFG Group has determined that unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other than temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2010, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationship with its customers.

LOANS AND ALLOWANCE FOR CREDIT LOSSES	6 Months Ended
Sep. 30, 2010
LOANS AND ALLOWANCE FOR CREDIT LOSSES
LOANS AND ALLOWANCE FOR CREDIT LOSSES

3.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2010 and September 30, 2010 by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2010	September 30, 2010
	(in millions)
Domestic:
Manufacturing	¥12,027,795	¥11,742,100
Construction	1,427,933	1,317,087
Real estate	12,261,588	11,811,209
Services	3,714,148	3,517,041
Wholesale and retail	8,597,192	8,412,260
Banks and other financial institutions(1)	4,159,603	3,569,262
Communication and information services	1,339,753	1,265,442
Other industries	9,393,031	7,094,992
Consumer	19,096,832	18,858,062

Total domestic	72,017,875	67,587,455

Foreign:
Governments and official institutions	490,376	412,165
Banks and other financial institutions(1)	2,970,470	3,099,166
Commercial and industrial	14,252,704	13,133,244
Other	2,554,209	2,473,542

Total foreign	20,267,759	19,118,117

Unearned income, unamortized premiums—net and deferred loan fees—net	(99,724)	(92,608)

Total(2)	¥92,185,910	¥86,612,964

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥102,268 million at March 31, 2010 and ¥94,912 million at September 30, 2010 which are carried at the lower of cost or estimated fair value.

Loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, or when principal or interest is contractually past due one month or more with respect to loans of domestic banking subsidiaries, including BTMU and MUTB, and 90 days or more with respect to loans of certain foreign banking subsidiaries, except when the loans are in the process of collection based upon the judgment of management.

The following is a summary of nonaccrual loans, restructured loans and accruing loans past due 90 days or more at March 31, 2010 and September 30, 2010:

	March 31, 2010	September 30, 2010
	(in millions)
Nonaccrual loans	¥1,369,009	¥1,286,579
Restructured loans	612,192	784,307
Accruing loans contractually past due 90 days or more	26,418	44,381

Total	¥2,007,619	¥2,115,267

The MUFG Group's impaired loans include certain nonaccrual loans and restructured loans. At March 31, 2010 and September 30, 2010, the impaired loans were ¥1,825,852 million and ¥1,943,336 million, respectively. Additionally, there were loans held for sale that were impaired of ¥14,524 million and ¥3,669 at March 31, 2010 and September 30, 2010, respectively.

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse of ¥68,090 million to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests of ¥60,671 million which were recorded as investment securities. The subordinated beneficial interests of ¥7,419 million were sold and the gains or losses recognized were not material. Meanwhile, the MUFG Group had no significant securitization transactions accounted for as sales for the six months ended September 30, 2009 and 2010.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using management's best estimates of the key assumptions and amounted to ¥57,461 million which was initially classified as Level 2 assets within the fair value hierarchy. The key inputs and assumptions used in measuring the initial fair value were one month forward rates of 0.33% to 1.07% and anticipated credit spreads of 1.73% to 4.83%. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥38,227 million and ¥29,193 million at March 31, 2010 and September 30, 2010, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2010 and September 30, 2010:

	March 31, 2010	September 30, 2010
	(in millions)
Principal amounts of commercial loans in trusts	¥47,605	¥34,899
Senior beneficial interests retained by the MUFG Group	¥40,791	¥31,060
Subordinated beneficial interests sold to investors	6,814	3,839

Total beneficial interests	¥47,605	¥34,899

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2010 and September 30, 2010, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	March 31, 2010	September 30, 2010
One month forward rate	(0.20) – 0.90%	(0.35) – 0.90%
Credit spread	3.11 – 7.89%	3.05 – 7.68%

At March 31, 2010 and September 30, 2010, the sensitivities of the fair value to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	March 31, 2010	September 30, 2010
One month forward rate:
Impact of 10bp adverse change	99.70 – 99.91%	99.78 – 99.87%
Impact of 20bp adverse change	99.42 – 99.84%	99.56 – 99.73%

Credit spread:
Impact of 10% adverse change	97.99 – 99.65%	98.48 – 99.61%
Impact of 20% adverse change	96.00 – 99.31%	96.97 – 99.23%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumptions; in reality, changes could be correlated, and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the six months ended September 30, 2009 and 2010:

	Six months ended September 30,
	2009	2010
	(in millions)
Cash flows from collections received on senior beneficial interests	¥110	¥9,730
Cash flows from dividends on senior beneficial interests	192	127
Servicing fees collected	1	2

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at March 31, 2010 and September 30, 2010. No credit losses were incurred from those loans for the six months ended September 30, 2009 and 2010.

Changes in the allowance for credit losses for the six months ended September 30, 2009 and 2010 were as follows:

	Six months ended September 30,
	2009	2010
	(in millions)
Balance at beginning of period	¥1,156,638	¥1,315,615
Provision for credit losses	381,196	186,314
Charge-offs	309,435	215,169
Less—Recoveries	28,440	22,250

Net charge-offs	280,995	192,919
Others(1)	(1,878)	(14,739)

Balance at end of period	¥1,254,961	¥1,294,271

Note:	(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the six months ended September 30, 2009, others include adjustments related to the transfer of a business by a subsidiary.

GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended
Sep. 30, 2010
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

4.    GOODWILL AND OTHER INTANGIBLE ASSETS

UNBC

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the Federal Deposit Insurance Corporation to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank and thereby recorded goodwill and core deposit intangible assets of ¥4,439 million and ¥1,376 million, respectively.

Goodwill

The table below presents the changes in the carrying amount of goodwill during the six months ended September 30, 2009 and 2010:

	Six months ended September 30,
	2009	2010
	(in millions)
Balance at beginning of period
Goodwill	¥2,119,521	¥2,122,054
Accumulated impairment losses	(1,740,095)	(1,740,556)

	379,426	381,498

Goodwill acquired during the six months	—	4,439
Impairment loss	(460)	—
Foreign currency translation adjustments and other	11,798	(8,801)

Balance at end of period
Goodwill	2,131,319	2,117,692
Accumulated impairment losses	(1,740,555)	(1,740,556)

	¥390,764	¥377,136

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2010 and September 30, 2010:

	March 31, 2010	September 30, 2010
	(in millions)
Intangible assets subject to amortization:
Software	¥555,143	¥549,404
Core deposit intangibles	309,127	283,210
Customer relationships	107,699	101,007
Trade names	51,442	43,141
Other	1,724	1,711

Total	1,025,135	978,473
Intangible assets not subject to amortization:
Indefinite-lived customer relationships	61,491	45,162
Indefinite-lived trade names	4,459	4,459
Other	25,032	24,764

Total	90,982	74,385

Total	¥1,116,117	¥1,052,858

The impairment losses on intangible assets for the six months ended September 30, 2009 and 2010 were ¥9,239 million and ¥16,363 million, respectively. The loss for the six months ended September 30, 2009 was a loss of other intangible asset under the Integrated Retail Banking Business Group, which was not subject to amortization. The intangible asset was valued based on discounted expected future cash flows. Estimated future cash flows were revised downwards due to the change in the business environment of the credit card business. Accordingly, the MUFG Group reevaluated these intangible assets and recognized an impairment loss.

The loss for the six months ended September 30, 2010 was mainly a loss of customer relationships under the Integrated Trust Assets Business Group, which was not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows were revised downwards due to the global financial environment, where low interest rates were expected to continue, and yen appreciated against major currencies, and its adverse impact to the growth prospect of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized an impairment loss.

PLEDGED ASSETS	6 Months Ended
Sep. 30, 2010
PLEDGED ASSETS
PLEDGED ASSETS

5.    PLEDGED ASSETS

At September 30, 2010, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2010
(in millions)
Trading account securities	¥11,485,547
Investment securities	3,845,853
Loans	4,830,620
Other	52,611

Total	¥20,214,631

The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2010
(in millions)
Deposits	¥423,276
Call money and funds purchased	444,222
Payables under repurchase agreements and securities lending transactions	12,287,524
Other short-term borrowings and long-term debt	7,008,796
Other	50,813

Total	¥20,214,631

In addition, at September 30, 2010, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans and other assets aggregating ¥14,858,250 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans that do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

At March 31, 2010 and September 30, 2010, the cash collateral paid for derivative transactions, which is included in other assets, was ¥634,299 million and ¥682,156 million, respectively, and the cash collateral received for derivative transactions, which is included in other liabilities, was ¥260,233 million and ¥338,213 million, respectively.

SEVERANCE INDEMNITIES AND PENSION PLANS	6 Months Ended
Sep. 30, 2010
SEVERANCE INDEMNITIES AND PENSION PLANS
SEVERANCE INDEMNITIES AND PENSION PLANS

6.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic costs of pension benefits, severance indemnities plans ("SIP"s) and other benefits for the six months ended September 30, 2009 and 2010:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2009	2010	2009		2010
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,801	¥19,337	¥3,220	¥510	¥3,181	¥471
Interest costs on projected benefit obligation	14,688	16,947	5,326	662	5,642	684
Expected return on plan assets	(24,934)	(28,427)	(7,805)	(478)	(7,869)	(565)
Amortization of net actuarial loss	26,953	7,019	728	419	1,864	259
Amortization of prior service cost (benefit)	(4,254)	(5,230)	21	(36)	17	(32)
Amortization of net obligation (asset) at transition	(1)	—	—	63	—	60
Loss on settlement and curtailment	2,361	2,269	—	—	—	—

Net periodic benefit cost	¥35,614	¥11,915	¥1,490	¥1,140	¥2,835	¥877

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2010 and expects to contribute for the remainder of the fiscal year ending March 31, 2011 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2010	¥16.1	¥10.5	¥0.6
For the remainder of the fiscal year ending March 31, 2011	¥17.0	¥1.8	¥0.6

PREFERRED STOCK	6 Months Ended
Sep. 30, 2009
PREFERRED STOCK
PREFERRED STOCK

7.    PREFERRED STOCK

Preferred stock authorized, issued and outstanding at March 31, 2010 and September 30, 2010 was as follows:

	March 31, 2010			September 30, 2010
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	100,000,000	¥250,000	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥640,001			¥390,001

Preferred stock included in Capital stock on the condensed consolidated balance sheets at March 31, 2010 and September 30, 2010 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred stock.

On April 1, 2010, MUFG acquired 100,000,000 shares of Class 3 Preferred Stock. On the same day, these 100,000,000 shares of Class 3 Preferred Stock were cancelled.

See Note 17 to the consolidated financial statements for the fiscal year ended March 31, 2010 for further information about preferred stock.

NONCONTROLLING INTERESTS	6 Months Ended
Sep. 30, 2010
NONCONTROLLING INTERESTS ABSTRACT
NONCONTROLLING INTERESTS

8.    NONCONTROLLING INTERESTS

Change in MUFG's Ownership Interests in Subsidiaries

Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders during the six months ended September 30, 2009 and 2010 were as follow:

	Six months ended September 30,
	2009	2010
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥420,320	¥591,531
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with securities joint venture (Note 17)	—	20,550
Other	18	39

Net transfers from (to) noncontrolling interests	(623)	20,589

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders	¥419,697	¥612,120

EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG	6 Months Ended
Sep. 30, 2010
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

9.    EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Basic earnings per common share ("EPS") excludes the dilutive effects of potential common shares and is computed by dividing net income available to common shareholders of Mitsubishi UFJ Financial Group by the weighted average number of MUFG's common shares outstanding for the period. On the other hand, diluted EPS was adjusted in its computation as if all dilutive potential common shares that were outstanding during the period would be changed to common shares.

The weighted average number of MUFG's common shares used in the computations of basic and diluted EPS for the six months ended September 30, 2009 were 11,635,636 thousand shares and 11,642,506 thousand shares, respectively. The weighted average number of MUFG's common shares used in the computations of basic EPS and diluted EPS were 14,133,196 thousand shares and 14,144,658 thousand shares, respectively, for the six months ended September 30, 2010.

For the six months ended September 30, 2009, Class 11 preferred stock, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., and stock options issued by MUFG and kabu.com Securities were included in the computation of diluted EPS as they could potentially dilute EPS in the future.

For the six months ended September 30, 2010, Class 11 preferred stock, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., and stock options issued by MUFG were included in the computation of diluted EPS as they could potentially dilute EPS in the future.

In computing the number of the potential dilutive common shares, Class 11 Preferred Stock has been based on the conversion price at the end of the period of ¥888.4 and ¥865.9 for the six months ended September 30, 2009 and 2010, respectively.

DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Sep. 30, 2010
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative Financial Instruments

10.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivatives, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty's nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty's failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group's trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments and debt instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG Group's risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expenses on hedged variable-rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index. The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit ("CD") and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the variability in those payments due to changes in the designated benchmark rate, e.g., US dollar LIBOR. In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical. Cash flow hedging strategies include the utilization of purchased floor, cap, collars and corridor options and interest rate swaps. At June 30, 2010, the weighted average remaining life of the currently active (excluding any forward positions) cash flow hedges was approximately 2.8 years.

UNBC uses purchased interest rate floors to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Payments received under the floor contract offset the decline in loan interest income if the relevant LIBOR index falls below the floor's strike rate.

UNBC uses interest rate floor corridors to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Net payments to be received under the floor corridor contracts offset the decline in loan interest income if the relevant LIBOR index falls below the corridor's upper strike rate, but only to the extent the index remains above the lower strike rate. The corridor will not provide protection from declines in the relevant LIBOR index to the extent it falls below the corridor's lower strike rate.

UNBC uses interest rate collars to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Net payments received under the collar contract offset declines in loan interest income if the relevant LIBOR index falls below the collar's floor strike rate, while net payments paid reduce the increase in loan interest income if the LIBOR index rises above the collar's cap strike rate.

UNBC uses interest rate swaps to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in loan interest income caused by changes in the relevant LIBOR index. As such, these instruments hedge all fluctuations in the loans' interest income caused by changes in the relevant LIBOR index.

UNBC uses purchased interest rate caps to hedge the variable interest cash flows associated with 1-month or 3-month LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap's strike rate.

UNBC uses purchased interest rate caps to hedge the variable interest cash flows associated with the forecasted issuance and rollover of short-term, fixed rate CDs. In these hedging relationships, UNBC hedges the change in interest rates based on 1-month, 3-month, and 6-month LIBOR, which is consistent with the CDs' original term to maturity and reflects their repricing frequency. Net payments to be received under the cap contract offset increases in interest expense caused by the relevant LIBOR index rising above the cap's strike rate.

UNBC uses interest rate cap corridors to hedge the variable cash flows associated with the forecasted issuance and rollover of short-term, fixed rate CDs. In these hedging relationships, UNBC hedges changes in interest rates, either 1-month, 3-month, or 6-month LIBOR, based on the original term to maturity of the CDs. Net payments received under the cap corridor contract offset increases in deposit interest expense caused by the relevant LIBOR index rising above the corridor's lower strike rate, but only to the extent the index does not exceed the upper strike rate. The corridor will not provide protection from increases in the relevant LIBOR index to the extent it rises above the corridor's upper strike rate.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness or hedge components excluded from the assessment of hedge effectiveness are recognized in noninterest expense in the period in which they arise. Based upon amounts included in accumulated other comprehensive income at June 30, 2010, UNBC expects to realize approximately ¥0.4 billion in net interest income during the twelve months ending June 30, 2011. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to June 30, 2010.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2010 and September 30, 2010:

	Notional amounts(1)
	March 31, 2010	September 30, 2010
	(in trillions)
Interest rate contracts	¥692.2	¥774.7
Foreign exchange contracts	112.7	114.6
Equity contracts	2.0	2.2
Commodity contracts	1.4	1.6
Credit derivatives	7.9	7.0
Others	1.1	1.1

Total	¥817.3	¥901.2

Note:	(1)	Includes both written and purchased protection.

Impact of Derivatives on the Condensed Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group's condensed consolidated balance sheets at March 31, 2010 and September 30, 2010:

	Fair value of derivative instruments(1)(5)
At March 31, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥6,372	¥9	¥6,381
Foreign exchange contracts	2,200	—	2,200
Equity contracts	46	—	46
Commodity contracts	172	—	172
Credit derivatives	65	—	65

Total derivative assets	¥8,855	¥9	¥8,864

Derivative liabilities:
Interest rate contracts	¥6,118	¥1	¥6,119
Foreign exchange contracts	2,094	—	2,094
Equity contracts	121	—	121
Commodity contracts	118	—	118
Credit derivatives	69	—	69
Others(6)	(108)	—	(108)

Total derivative liabilities	¥8,412	¥1	¥8,413

	Fair value of derivative instruments(1)(5)
At September 30, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,190	¥1	¥9,191
Foreign exchange contracts	2,936	—	2,936
Equity contracts	61	—	61
Commodity contracts	131	—	131
Credit derivatives	55	—	55

Total derivative assets	¥12,373	¥1	¥12,374

Derivative liabilities:
Interest rate contracts	¥8,971	¥—	¥8,971
Foreign exchange contracts	2,659	—	2,659
Equity contracts	80	—	80
Commodity contracts	89	—	89
Credit derivatives	48	—	48
Others(6)	(100)	—	(100)

Total derivative liabilities	¥11,747	¥—	¥11,747

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 15.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and on Accumulated Other Changes in Equity from Nonowner Sources

The following tables reflect more detailed information regarding the derivative-related impact on the condensed consolidated statements of income by accounting designation for the six months ended September 30, 2009 and 2010:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2009:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥108	¥108
Foreign exchange contracts	123	—	123
Equity contracts	—	(132)	(132)
Commodity contracts	—	18	18
Credit derivatives	—	(77)	(77)
Others	(2)	21	19

Total	¥121	¥(62)	¥59

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥113	¥113
Foreign exchange contracts	159	—	159
Equity contracts	—	102	102
Commodity contracts	—	(1)	(1)
Credit derivatives	—	(7)	(7)
Others	—	(14)	(14)

Total	¥159	¥193	¥352

Gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2009:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥3	Interest income	¥6		¥—

Total	¥3		¥6		¥—

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2010:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥(1)	Interest income	¥3		¥—

Total	¥(1)		¥3		¥—

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the condensed consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purpose, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include primarily single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group's counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2010 and September 30, 2010:

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,227	¥1,990,256	¥46,345	¥2,647,828	¥(13,822)
Non-investment grade	66,900	173,671	279	240,850	4,035
Not rated	5,499	11,334	—	16,833	13

Total	683,626	2,175,261	46,624	2,905,511	(9,774)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	80,460	177,249	149,174	406,883	923
Non-investment grade	71,950	45,017	—	116,967	1,656
Not rated	10,420	—	—	10,420	(25)

Total	162,830	222,266	149,174	534,270	2,554
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	980	298,140	4,000	303,120	(5,380)
Non-investment grade	—	30,867	—	30,867	455
Not rated	—	35,116	—	35,116	(926)

Total	980	364,123	4,000	369,103	(5,851)
Index and basket credit default swaps held by MUTB:
Normal	30,000	—	—	30,000	(103)
Close Watch(3)	3,000	—	—	3,000	26

Total	33,000	—	—	33,000	(77)

Total index and basket credit default swaps sold	196,810	586,389	153,174	936,373	(3,374)

Total credit default swaps sold	¥880,436	¥2,761,650	¥199,798	¥3,841,884	¥(13,148)

Credit-linked notes(4)	¥—	¥39,240	¥195,005	¥234,245	¥(199,863)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥633,854	¥1,811,098	¥51,748	¥2,496,700	¥(17,788)
Non-investment grade	75,716	153,815	252	229,783	883
Not rated	8,136	11,768	—	19,904	(19)

Total	717,706	1,976,681	52,000	2,746,387	(16,924)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	91,630	85,945	92,486	270,061	1,052
Non-investment grade	—	61,543	—	61,543	951
Not rated	—	9,036	—	9,036	(84)

Total	91,630	156,524	92,486	340,640	1,919
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	13,924	314,149	6,000	334,073	(6,919)
Non-investment grade	—	46,458	—	46,458	411
Not rated	—	2,346	—	2,346	66

Total	13,924	362,953	6,000	382,877	(6,442)
Index and basket credit default swaps held by MUTB:
Normal	12,000	—	—	12,000	(53)

Total	12,000	—	—	12,000	(53)

Total index and basket credit default swaps sold	117,554	519,477	98,486	735,517	(4,576)

Total credit default swaps sold	¥835,260	¥2,496,158	¥150,486	¥3,481,904	¥(21,500)

Credit-linked notes(4)	¥—	¥40,520	¥113,957	¥154,477	¥(131,569)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Reference entities classified as "Close Watch" require close scrutiny because their business performance is unstable or their financial condition is unfavorable.
(4)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. The MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody's and Standard & Poor's ("S&P") credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity's internal ratings, which generally correspond to ratings defined by primarily Moody's and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed. As for the current payment/performance risk of these credit default swaps, MUTB rating scale is based upon the entity's internal ratings, which is the same credit rating system utilized for estimating probabilities of default within its loan portfolio.

Credit-linked notes ("CLNs")—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional value of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥12 billion and ¥2,948 billion, respectively, at March 31, 2010, and approximately ¥19 billion and ¥2,685 billion, respectively, at September 30, 2010.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group's derivative instruments contain provisions that require the MUFG Group's debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group's debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position at March 31, 2010 and September 30, 2010 were approximately ¥3.3 trillion and ¥4.6 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥295 billion and ¥381 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group's debt falls below investment grade were ¥170 billion and ¥73 billion, respectively, as of March 31, 2010 and ¥187 billion and ¥97 billion, respectively, as of September 30, 2010.

OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS	6 Months Ended
Sep. 30, 2010
OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS
OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS

11.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in its consolidated financial statements for the fiscal year ended March 31, 2010. The table below presents the contractual or notional amounts of such guarantees at March 31, 2010 and September 30, 2010:

	March 31, 2010	September 30, 2010
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,535
Performance guarantees	2,242	2,082
Derivative instruments(1)	81,244	90,825
Guarantees for repayment of trust principal(2)	1,104	—
Liabilities of trust accounts	4,326	4,465
Other	183	140

Total	¥93,322	¥101,047

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at September 30, 2010. For further details regarding the application and impact of the new guidance, see Note 13.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default within its loan portfolio. The MUFG Group's credit rating system is consistent with both the method of evaluating credit risk under Basel II and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not rated" category in the following table.

Presented in the table below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2010 and September 30, 2010. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become bankrupt or Legally/ Virtually bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,876	¥301	¥17	¥29
Performance guarantees	2,242	2,173	55	2	12

Total	¥6,465	¥6,049	¥356	¥19	¥41

		Amount by borrower grade
At September 30, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become bankrupt or Legally/ Virtually bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,535	¥3,266	¥238	¥16	¥15
Performance guarantees	2,082	2,009	55	2	16

Total	¥5,617	¥5,275	¥293	¥18	¥31

Notes:	(1)	Borrowers classified as "Close watch" require close scrutiny because their business performances are unstable or their financial conditions are unfavorable.
	(2)	Borrowers classified as "Likely to become bankrupt" are not yet bankrupt, but are in financial difficulty with slow progress in achieving their business restructuring plans or are likely to bankrupt in the future.

The guarantees the MUFG Group does not classify based upon internal credit ratings are described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2010.

Other Off-balance sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financing needs of its customers and for other purposes as described in the consolidated financial statements for the fiscal year ended March 31, 2010. The table below presents the contractual amounts with regard to such instruments at March 31, 2010 and September 30, 2010:

	March 31, 2010	September 30, 2010
	(in billions)
Commitments to extend credit	¥61,020	¥59,809
Commercial letters of credit	628	612
Commitments to make investments	126	117
Other	6	26

CONTINGENT LIABILITIES	6 Months Ended
Sep. 30, 2010
CONTINGENT LIABILITES
CONTINGENT LIABILITIES

12.    CONTINGENT LIABILITIES

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective on June 18, 2010, abolished the so-called "gray-zone interest." Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, introduce a limit on aggregate credit extensions to one-third of the borrower's annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers, and the lender was complied with various notice and other requirements. Accordingly, MUFG's consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers' claims for reimbursement of excess interest increased due to such decisions and other regulatory changes. At March 31, 2010 and September 30, 2010, the allowance for repayment of excess interest established by MUFG's consumer finance subsidiaries, which was included in Other liabilities, was ¥84,216 million and ¥73,494 million, respectively. Related expenses for the six months ended September 30, 2009 and 2010 were not material. For the six months ended September 30, 2009 and 2010, an equity method investee of MUFG had a negative impact of ¥3,447 million and ¥27,085 million, respectively, on Equity in losses of equity method investees in the condensed consolidated statements of income.

Litigation

The MUFG Group is involved in various litigation matters. Management, based upon their current knowledge and the results of consultation with counsel, makes appropriate levels of litigation reserve. Management believes that the amounts of the MUFG Group's liabilities, when ultimately determined, will not have a material adverse effect on the MUFG Group's results of operations and financial position.

VARIABLE INTEREST ENTITIES	6 Months Ended
Sep. 30, 2010
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

13.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, and entities created for the securitization of the MUFG Group's assets.

The following table presents the assets and liabilities of consolidated VIEs, recorded on the condensed consolidated balance sheet at March 31, 2010. Prior to April 1, 2010, the variable interest holder that would absorb a majority of the entity's expected losses, receive a majority of the entity's residual returns or both was deemed to be the primary beneficiary and consolidated the VIE.

Consolidated VIEs	Consolidated assets						Consolidated liabilities
At March 31, 2010:	Total	Cash	Trading account assets	Investment securities	Loans	All other assets	Total	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,185,451	¥83,516	¥949	¥305,942	¥4,786,104	¥8,940	¥5,193,733	¥4,534,058	¥340,999	¥318,676
Investment funds	1,383,520	45,890	1,174,889	19,114	1,670	141,957	64,791	717	31,070	33,004
Special purpose entities created for structured financing	199,005	1,831	—	2,025	191,868	3,281	199,432	26,352	172,871	209
Repackaged instruments	55,047	—	42,032	13,015	—	—	55,319	—	54,743	576
Securitization of the MUFG group's assets	2,692,795	213	3,851	—	2,603,024	85,707	2,710,615	13,000	2,696,043	1,572
Others	166,652	31,774	799	—	102,858	31,221	165,930	103,131	31,695	31,104

Total	¥9,682,470	¥163,224	¥1,222,520	¥340,096	¥7,685,524	¥271,106	¥8,389,820	¥4,677,258	¥3,327,421	¥385,141

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥125,813 million of Cash and due from banks and Interest-earning deposits in other banks, ¥711 million of Trading account assets, ¥415 million of Investment securities, ¥193,953 million of Loans and ¥7,414 million of All other assets at March 31, 2010. The eliminated amounts of liabilities were ¥3,335,342 million of Other short-term borrowings, ¥1,518,273 million of Long-term debt and ¥57,591 million of All other liabilities at March 31, 2010.

The following table presents the total assets of significant non-consolidated VIEs, the maximum exposure to loss resulting from its involvement with non-consolidated VIEs and the assets and liabilities of non-consolidated VIEs at March 31, 2010:

Significant Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,060,968	¥1,972,562	¥1,073,035	¥1,375	¥77,742	¥993,918	¥—	¥—	¥—
Investment funds	15,681,299	833,828	810,295	298,264	177,638	319,712	14,681	—	—
Special purpose entities created for structured financing	12,022,760	1,834,411	1,596,711	20,858	83,563	1,479,700	12,590	—	—
Repackaged instruments	36,848,306	1,430,813	1,426,517	256,111	716,754	453,652	—	—	—
Others	8,135,057	1,511,718	1,065,275	3,438	331,826	730,011	—	5,547	5,547

Total	¥77,748,390	¥7,583,332	¥5,971,833	¥580,046	¥1,387,523	¥3,976,993	¥27,271	¥5,547	¥5,547

Note:	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows:

Significant Non-consolidated VIEs	As previously reported		As restated
At March 31, 2010:	On-balance sheet assets		On-balance sheet assets
	Trading account assets	Investment securities	Trading account assets	Investment Securities
(in millions)
Investment funds	43,638	432,264	298,264	177,638

In June 2009, the FASB issued new guidance that amends the existing guidance for consolidation of VIEs. This new accounting guidance significantly changes the way an enterprise determines whether to consolidate a variable interest entity. The MUFG group adopted this new guidance on April 1, 2010, which resulted in the consolidation and deconsolidation of certain VIEs. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. The newly consolidated VIEs primarily comprise jointly operated designated money in trusts that are categorized as "Trust Arrangements" in the table below as of September 30, 2010. Those trust arrangements were categorized as "others" in the Significant Non-consolidated VIEs table at March 31, 2010. See Analysis of Each Transaction Category - Trust Arrangements for more information.

The following table presents the assets and liabilities of consolidated VIEs recorded on the condensed consolidated balance sheet at September 30, 2010:

Consolidated VIEs	Consolidated assets
At September 30, 2010:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥4,926,040	¥27,767	¥42,956	¥3,077	¥347,983	¥4,496,477	¥7,780
Investment funds	1,376,455	29,221	15,430	1,153,045	16,009	1,546	161,204
Special purpose entities created for structured financing	163,079	530	1,409	—	1,982	151,231	7,927
Repackaged instruments	36,523	—	—	24,264	12,259	—	—
Securitization of the MUFG group's assets	2,642,020	—	209	—	—	2,524,375	117,436
Trust arrangements	1,040,042	—	2,492	258	84,741	947,312	5,239
Others	163,536	237	32,212	809	129	94,299	35,850

Total	¥10,347,695	¥57,755	¥94,708	¥1,181,453	¥463,103	¥8,215,240	¥335,436

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
Asset-backed conduits	¥4,929,391	¥—	¥4,274,619	¥258,494	¥396,278
Investment funds	53,897	—	1,453	18,937	33,507
Special purpose entities created for structured financing	161,140	—	19,698	140,847	595
Repackaged instruments	36,470	—	1,916	34,196	358
Securitization of the MUFG group's assets	2,656,390	—	8,000	2,646,959	1,431
Trust arrangements	1,038,725	1,022,097	—	—	16,628
Others	162,678	—	96,081	34,970	31,627

Total	¥9,038,691	¥1,022,097	¥4,401,767	¥3,134,403	¥480,424

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥30,456 million of Cash and due from banks, ¥78,582 million of Interest-earning deposits in other banks, ¥3,673 million of Trading account assets, ¥12,271 million of Investment securities, ¥994,044 million of Loans and ¥9,257 million of All other assets at September 30, 2010. The eliminated amounts of liabilities were ¥3,103,148 million of Other short-term borrowings, ¥1,331,799 million of Long-term debt and ¥64,685 million of All other liabilities at September 30, 2010.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group provides credit enhancement or program-wide liquidity, that are only contractually required to provide.

The following table presents the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from its involvement with non-consolidated VIEs and the assets and liabilities of non-consolidated VIEs at September 30, 2010:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,265,818	¥1,662,397	¥1,100,390	¥1,439	¥117,848	¥981,103	¥—	¥—	¥—
Investment funds	6,655,523	756,165	752,679	423,763	138,437	181,833	8,646	—	—
Special purpose entities created for structured financing	10,829,544	1,747,264	1,549,149	28,740	67,343	1,447,328	5,738	—	—
Repackaged instruments	16,722,622	1,021,633	1,014,818	113,116	575,442	326,260	—	—	—
Trust arrangements	31,305	29,905	28,768	—	—	28,768	—	5,800	5,800
Others	9,780,357	1,246,022	1,002,767	9,698	312,793	680,276	—	—	—

Total	¥48,285,169	¥6,463,386	¥5,448,571	¥576,756	¥1,211,863	¥3,645,568	¥14,384	¥5,800	¥5,800

Maximum exposure to loss on each type of entity is determined, based on the carrying amount, which approximates the fair value, of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Analysis of Each Transaction Category

Asset-Backed Conduits

This category primarily comprises the following:

Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper ("ABCP") Conduits and Other ABCP Conduits)

The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivables, from the MUFG Group's customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group's customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits' economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.

In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group's participation to the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits.

Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan ("ABL") Programs and Other Programs)

The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits' purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group's customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits' economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides.

In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates in trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities' economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities.

The MUFG Group also participates as a provider of financing the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group's participation to the entities is only to provide financing with other third parties and it does not have the power to direct the activities of the conduits.

Investment Funds

On February 2010, the FASB issued an accounting standards update that indefinitely defers the application of the new guidance for consolidation of VIEs on entities that are deemed as investment companies, which include most of corporate recovery funds, private equity funds, and investment trusts. For VIEs that are considered investment companies, the MUFG Group determines whether its the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

This category primarily comprises the following:

Corporate Recovery Funds

These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the issuers and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.

Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. In some cases, the general partners of the partnerships are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered as VIEs when the general partners' equity investments in the partnerships are considered as non-substantive, usually based on the percentage interest held, and they do not have substantive limited partner interests.

The MUFG Group mostly serves as a limited partner in corporate recovery funds. While the MUFG Group's share in partnership interest is insignificant in most cases, in certain case, the MUFG Group is the only limited partner and it consolidates these partnerships as the primary beneficiary.

Private Equity Funds

The MUFG Group is involved in venture capital funds that are established by either the MUFG Group's entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.

These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. The general partners of the partnerships in some cases are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered VIEs because the general partners' equity investments in the partnerships are disproportionate to their voting rights and the limited partners have the majority of the economics without any voting rights. The MUFG Group consolidates private equity funds when it owns a majority of the interests issued by private equity funds.

The MUFG Group participates in these partnerships as a general partner or limited partner. While the MUFG Group's share in partnership interests is normally limited in most cases, the MUFG Group provides most of the financing to the partnership. It consolidates these funds as the primary beneficiary because the MUFG Group absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Investment Trusts

The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. Based on the previous guidance, the MUFG Group consolidates investment trusts when it absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Buy-out Financing Vehicles

The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles' equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. Assessment as to whether the MUFG Group is the primary beneficiary is required under the new guidance. In most cases, the MUFG Group's participation to these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles.

Other Investment Funds

The MUFG Group's investments in VIEs through UNBC primarily consist of equity investments in low income housing credit ("LIHC") structures and renewable energy projects, which are designed to generate a return primarily through the realization of federal tax credits, and private capital investments. UNBC does not consider itself as the primary beneficiary of renewable energy investments, private capital investments, and certain types of LIHC investments, however, in some cases, UNBC is a sponsor and syndicator of LIHC unguaranteed syndicated investment funds. In these syndication transactions, UNBC creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. UNBC receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the UNBC tax liability. UNBC considers itself to be the primary beneficiary of the conduits and consolidated them upon adoption of the new guidance because, as a sponsor and syndicator, it has the power to direct activities of the conduits that most significantly impact the conduits' economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits. UNBC also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. UNBC earns structuring fees from the sale of these funds and asset management fees. UNBC serves as the funds' sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds economic performance, and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, UNBC consolidated these entities upon adoption of the new guidance.

Special Purpose Entities Created for Structured Financing

This category primarily comprises the following:

Leveraged Leasing Vehicles

These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircrafts, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. In some cases, the entities are funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group's participation to these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities.

Project Financing Vehicles

These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group's participation to these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Sale and Leaseback Vehicles

The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group's clients and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership where the general partner effectively has no power to direct the activities that most significantly impact the economic performance because an equity holder of the general partner serves a perfunctory role. Therefore, these vehicles are considered as VIEs. The subordinated financing of these vehicles is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group's participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary.

Securitization of Client Real Estate Properties

These entities are established for the purpose of securitizing real estate properties held by the MUFG Group's customers. In most cases, these entities take the form of a limited partnership or a special purpose company. These entities are designed to have non-substantive power to direct the activities that most significant impact the economic performance because the general partner or an equity holder serves a perfunctory role. The entities are typically funded by senior and subordinated financing where the original owners of the properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group's participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary.

Repackaged Instruments

This category primarily comprises the following:

Investments in Financially-Engineered Products

The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments, such as collateralized debt obligations ("CDOs") and synthetic CDOs. These special purpose entities are considered as VIEs because holders of equity investment at risks do not have the power to direct the activities that most significantly impact the economic performance. These special purpose entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group's involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities' economic performance, and thus is not considered as the primary beneficiary of these entities.

In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group's involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities.

Investments in Securitized Financial Instruments

The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the special purpose entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group's involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities' economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities.

Securitization of the MUFG Group's Assets

The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing of policies as servicer that give it the ability to manage the entities assets that become delinquent or are in default in order to improve the economic performance of the entity.

Trust Arrangements

The MUFG Group offers, primarily through its wholly-owned trust banking subsidiary, MUTB, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary because it merely receives fees for compensation of its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the entities' economic performance and variability.

With respect to the jointly operated designated money in trusts, MUTB pools money from investors or trust beneficiaries and determines how best to invest it. MUTB typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to MUTB and receives fees as compensation for services. In this role as a sponsor of these products, MUTB provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. MUTB is considered as the primary beneficiary of these products because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these products that most significantly impact the economic performance. Upon consolidation of the jointly operated designated money in trusts, the certificates issued to the trust beneficiaries are accounted for as deposit liabilities as the products are structured and marketed to customers similar to MUTB's term deposit products.

MUTB considers the likelihood of incurring losses on the face value guarantee to be highly remote. In the trusts' operational history that extends over decades, the face value guarantee has never been called upon. The variability in fair value of the net assets of jointly operated designated money in trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by general investors. Accordingly, under previous guidance, the MUFG Group was not considered as the primary beneficiary because it would not absorb a majority of the entity's expected losses, receive a majority of the entity's residual returns or both.

Others

This category primarily comprises the following:

Financing Vehicles of the MUFG Group's Customers

The MUFG Group is involved with several entities that are established by the MUFG Group's customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group companies and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases the MUFG Group is not considered as the primary beneficiary because the MUFG Group's participation to these entities is only to provide financing, and the customers effectively holds the power to direct activities of these entities that most significantly impact the economic performance of the entities.

Funding Vehicles

The MUFG Group has established several wholly-owned, off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group's investment in the vehicles' equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these financing vehicles, these financing vehicles are not considered as the MUFG Group's subsidiaries.

Troubled Borrowers

During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases, however, the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management.

BUSINESS SEGMENTS	6 Months Ended
Sep. 30, 2010
BUSINESS SEGMENTS
BUSINESS SEGMENTS

14.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group's business segments. In addition, the business segment information is based on the financial information prepared in accordance with accounting principles generally accepted in Japan ("Japanese GAAP") as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the condensed consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total operating profit with income before income tax expense under US GAAP.

The following is a brief explanation of the MUFG Group's business segments.

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic and overseas corporate businesses, including commercial banking, investment banking, trust banking and securities businesses as well as UNBC. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group's corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group's corporate customers. UNBC is a bank holding company in the United States, whose primary subsidiary, Union Bank, is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Global Markets—Consists of the treasury operations of BTMU and MUTB. Global Markets also conducts asset liability management and liquidity management and provides various financial operations such as money markets and foreign exchange operations and securities investments.

Other—Consists mainly of the corporate centers of MUFG, BTMU and MUTB. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Effective April 1, 2010, there were changes made in the managerial accounting methods, including those regarding revenue and expense distribution among the MUFG Group's business segments. The table set forth below has been reclassified to conform to the new basis of managerial accounting:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group
		Domestic	Overseas
			Other than UNBC	UNBC	Overseas Total	Total		Global Markets	Other	Total
	(in billions)
Six months ended September 30, 2009:
Net revenue:	¥725.9	¥454.8	¥173.6	¥135.5	¥309.1	¥763.9	¥78.1	¥256.2	¥(7.9)	¥1,816.2
BTMU and MUTB:	331.4	372.1	106.2	—	106.2	478.3	30.7	248.2	(29.6)	1,059.0
Net interest income	276.9	221.5	69.1	—	69.1	290.6	—	192.4	(26.6)	733.3
Net fees	48.2	165.1	54.7	—	54.7	219.8	30.7	(13.0)	(10.8)	274.9
Other	6.3	(14.5)	(17.6)	—	(17.6)	(32.1)	—	68.8	7.8	50.8
Other than BTMU and MUTB(1)	394.5	82.7	67.4	135.5	202.9	285.6	47.4	8.0	21.7	757.2
Operating expenses	500.5	257.4	100.7	85.8	186.5	443.9	45.1	32.2	100.2	1,121.9

Operating profit (loss)	¥225.4	¥197.4	¥72.9	¥49.7	¥122.6	¥320.0	¥33.0	¥224.0	¥(108.1)	¥694.3

Six months ended September 30, 2010:
Net revenue:	¥681.8	¥468.8	¥158.4	¥141.2	¥299.6	¥768.4	¥78.0	¥369.5	¥(17.8)	¥1,879.9
BTMU and MUTB:	318.2	398.3	114.7	—	114.7	513.0	29.8	365.8	(26.2)	1,200.6
Net interest income	257.0	218.7	60.4	—	60.4	279.1	—	151.0	(4.8)	682.3
Net fees	57.0	151.9	47.3	—	47.3	199.2	29.8	(4.9)	(21.5)	259.6
Other	4.2	27.7	7.0	—	7.0	34.7	—	219.7	0.1	258.7
Other than BTMU and MUTB(1)	363.6	70.5	43.7	141.2	184.9	255.4	48.2	3.7	8.4	679.3
Operating expenses	476.1	252.2	103.3	91.0	194.3	446.5	48.7	29.5	79.7	1,080.5

Operating profit (loss)	¥205.7	¥216.6	¥55.1	¥50.2	¥105.3	¥321.9	¥29.3	¥340.0	¥(97.5)	¥799.4

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments' information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2009 and 2010 above to income before income tax expense shown on the condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2009	2010
	(in billions)
Operating profit	¥694	¥799
Provision for credit losses	(381)	(186)
Foreign exchange gains—net	189	163
Trading account profits—net	263	270
Equity investment securities gains—net	71	24
Debt investment securities losses—net	(6)	(87)
Equity in losses of equity method investees	(84)	(21)
Impairment of intangible assets	(9)	(16)
Other—net	19	19

Income before income tax expense	¥756	¥965

FAIR VALUE	6 Months Ended
Sep. 30, 2010
FAIR VALUE
FAIR VALUE

15. FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under the applicable accounting guidance. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is based upon valuation techniques that use, where possible, current market-based or non-market-based parameters, such as interest rates, yield curves, foreign exchange rates, volatilities and credit curves. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group's own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation methodologies adopted by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the valuation hierarchy, a brief explanation of the valuation techniques, the significant inputs to those models, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Certain interest-earning deposits are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by market rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation are readily observable, these deposits are classified in Level 2 of the valuation hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by the interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the valuation hierarchy.

Trading Accounts Assets and Liabilities—Trading Securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair values of securities and such securities are classified in Level 1 of the valuation hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, residential mortgage-backed securities and equity securities.

When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted market prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted price of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value by using discounted cash flow techniques. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market rates appropriate to the securities. Commercial papers are generally classified in Level 2 of the valuation hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal models. Key inputs of the internal models include estimated cash flows based on the terms of the contracts, yield curves based on the market rates and volatilities. Corporate bonds using such methods are generally classified in Level 2 of the valuation hierarchy. If such key inputs are unobservable, they are classified in Level 3 of the valuation hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date or in the near future.

When there is less liquidity for securities or significant inputs adopted to the fair value measurements are less observable, such securities are classified in Level 3 of the valuation hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. Those CLO's are measured by weighting the estimated amounts from the internal models and the non-binding quotes from the independent broker-dealers. The weight of the broker-dealer quote is determined based on the result of inquiries to the broker-dealers for their basis of the fair value calculation with consideration of activity level of the market. Key inputs of the internal models include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX which is an index of loan credit default swaps, repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Accounts Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the valuation hierarchy. Examples of Level 1 derivative include security future transactions and interest rate future transactions. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using internally developed techniques as there are no quoted market prices for such instruments. The valuation models and inputs vary depending on the types and contractual terms of the derivative instruments. The principal models adopted to value those instruments include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rates, volatility, credit quality of the counterparty or the MUFG Group and spot prices of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are readily observable from an actively quoted market. Derivative instruments valued by such models and inputs are generally classified in Level 2 of the valuation hierarchy. Examples of such Level 2 derivatives include plain interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued based on models with significant unobservable input are classified in Level 3 of the valuation hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available-for-sale debt and equity securities, whose fair values are measured using the same methodologies as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of certain private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow methods by using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. From the second half of the fiscal year ended March 31, 2010, the credit risk of issuers are included in the future cash flows being discounted at the rate applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies as an alternative of loans. These bonds are classified as either Level 2 or Level 3 of the valuation hierarchy depending on the significance of the adjustments for unobservable credit worthiness inputs. This account also includes investment in nonmarketable equity securities which are subject to specialized industry accounting practice. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted market prices, lack of liquidity and the long term nature of these investments. Furthermore, there may be restriction of transfer on nonmarketable equity securities. The MUFG Group values such securities initially at transaction prices and subsequently adjusts valuations considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of investee companies. Nonmarketable equity securities are included in Level 3 of the valuation hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments. The securities under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the methodologies described in the "Trading Accounts Assets and Liabilities—Trading Securities" above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the methodologies described in the "Trading Accounts Assets and Liabilities—Trading Securities" above and is included in Level 1 or Level 2 of the valuation hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the "Trading Accounts Assets and Liabilities—Derivatives" above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under the securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the methodologies described in the "Trading Accounts Assets and Liabilities—Trading Securities" above.

Other Short-term Borrowings and Long-term Debt

Certain other short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. These instruments under the fair value option are measured principally using internally developed models such as the discounted cash flow method. Where the inputs into the valuation are mainly based on observable inputs, these instruments are classified in Level 2 of the valuation hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the valuation hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are applied to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustments take into account the effect of credit risk mitigates such as pledged collateral and legal right of offsets with the counterparty.

Own credit risk adjustments which reflect own creditworthiness are applied to financial liabilities measured at fair value.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent prices of such instruments are unobservable in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed models. Examples of such adjustments include adjustments to the model price of certain derivative financial instruments where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model based estimate value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has investments mainly in hedge funds, private equity funds, and real estate funds included in recurring and nonrecurring items.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group's investments in these funds are generally redeemable on monthly-quarterly basis with 30 - 90 days notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds would be liquidated within a ten year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a three year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2010 and September 30, 2010:

	March 31, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥13,308,112	¥4,332,959	¥1,166,538	¥18,807,609
Debt securities
Japanese national government and Japanese government agency bonds	4,480,316	94,718	—	4,575,034
Japanese prefectural and municipal bonds	—	91,076	—	91,076
Foreign governments and official institutions bonds	6,237,215	487,898	171,534	6,896,647
Corporate bonds	—	1,072,625	494,987	1,567,612
Residential mortgage-backed securities	1,402,188	200,096	56,468	1,658,752
Commercial mortgage-backed securities	—	—	17,315	17,315
Asset-backed securities	—	127,301	389,061	516,362
Other debt securities	—	5,166	—	5,166
Commercial paper	—	1,473,625	—	1,473,625
Equity securities(2)	1,188,393	780,454	37,173	2,006,020
Trading derivative assets	25,878	8,446,637	382,952	8,855,467
Investment securities:
Securities available for sales	43,871,776	4,176,491	2,363,609	50,411,876
Debt securities
Japanese national government and Japanese government agency bonds	38,324,775	1,108,086	—	39,432,861
Japanese prefectural and municipal bonds	—	277,831	3,069	280,900
Foreign governments and official institutions bonds	1,223,777	33,852	87,597	1,345,226
Corporate bonds	—	1,311,183	2,163,465	3,474,648
Residential mortgage-backed securities	3,839	910,745	26,827	941,411
Commercial mortgage-backed securities	—	38,820	14,475	53,295
Asset-backed securities	—	260,723	67,095	327,818
Other debt securities	—	47	990	1,037
Marketable equity securities	4,319,385	235,204	91	4,554,680
Other investment securities	—	1,122	33,904	35,026
Others(3)(4)	442,086	206,447	17,217	665,750

Total	¥57,647,852	¥17,163,656	¥3,964,220	¥78,775,728

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥166,020	¥2,629	¥—	¥168,649
Trading derivative liabilities	77,470	8,031,143	411,564	8,520,177
Obligation to return securities received as collateral	3,071,320	158,001	—	3,229,321
Others(5)	—	467,590	45,347	512,937

Total	¥3,314,810	¥8,659,363	¥456,911	¥12,431,084

	September 30, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥16,526,780	¥4,361,270	¥1,210,867	¥22,098,917
Debt securities
Japanese national government and Japanese government agency bonds	5,462,647	302,952	—	5,765,599
Japanese prefectural and municipal bonds	—	117,602	—	117,602
Foreign governments and official institutions bonds	7,519,220	752,570	162,933	8,434,723
Corporate bonds	—	1,121,925	574,641	1,696,566
Residential mortgage-backed securities	2,389,613	313,860	51,008	2,754,481
Commercial mortgage-backed securities	—	—	15,429	15,429
Asset-backed securities	—	39,785	370,391	410,176
Other debt securities	—	4,963	—	4,963
Commercial paper	—	927,091	—	927,091
Equity securities(2)	1,155,300	780,522	36,465	1,972,287
Trading derivative assets	38,735	12,218,172	115,738	12,372,645
Interest rate contracts	5,920	9,163,420	20,240	9,189,580
Foreign exchange contracts	80	2,849,670	86,158	2,935,908
Equity contracts	23,780	34,377	2,957	61,114
Commodity contracts	8,955	117,816	3,794	130,565
Credit derivative contracts	—	52,889	2,589	55,478
Investment securities:
Securities available for sale	47,114,306	3,813,115	2,328,772	53,256,193
Debt securities
Japanese national government and Japanese government agency bonds	42,317,675	992,353	—	43,310,028
Japanese prefectural and municipal bonds	—	203,776	2,959	206,735
Foreign governments and official institutions bonds	1,206,733	108,413	84,148	1,399,294
Corporate bonds	—	1,149,514	2,166,587	3,316,101
Residential mortgage-backed securities	3,184	828,208	26,898	858,290
Commercial mortgage-backed securities	—	29,708	13,256	42,964
Asset-backed securities	—	348,527	33,718	382,245
Other debt securities	—	1	971	972
Marketable equity securities	3,586,714	152,615	235	3,739,564
Other investment securities	—	1,119	31,171	32,290
Others(3)(4)	428,670	212,152	15,908	656,730

Total	¥64,108,491	¥20,605,828	¥3,702,456	¥88,416,775

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥164,259	¥2,168	¥—	¥166,427
Trading derivative liabilities	34,029	11,705,645	107,677	11,847,351
Interest rate contracts	5,183	8,912,462	53,306	8,970,951
Foreign exchange contracts	138	2,617,547	41,491	2,659,176
Equity contracts	16,984	53,640	9,377	80,001
Commodity contracts	11,724	74,584	3,160	89,468
Credit derivative contracts	—	47,412	343	47,755
Obligation to return securities received as collateral	3,089,940	155,336	—	3,245,276
Others(5)	—	434,483	66,421	500,904

Total	¥3,288,228	¥12,297,632	¥174,098	¥15,759,958

Notes:	(1)	Include securities under fair value option.
	(2)	Include investments valued at net asset value of ¥304,120 million and ¥215,737 million at March 31, 2010 and September 30, 2010, respectively. The unfunded commitments related to these investments at March 31, 2010 and September 30, 2010 are ¥6,455 million and ¥5,128 million, respectively. These investments are mainly hedge funds.
	(3)	Include interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Include investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at September 30, 2010 were ¥7,484 million, ¥3,748 million and ¥3,691 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at September 30, 2010 were ¥2,300 million, ¥2,883 million and ¥3,197 million, respectively.
	(5)	Include other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2010, the transfers between Level 1 and Level 2 were not significant.

Change in Level 3 Recurring Fair Value Measurements

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2009 and 2010. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	March 31, 2009(7)	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements(7)	Transfer into Level 3— beginning of period(5)(7)	Transfer out of Level 3— end of period(5)(7)	September 30, 2009(7)	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2009(7)
		Included in earnings(7)		Included in other changes in equity from nonowner sources(7)
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,906,009	¥105,267	(2)	¥—	¥(257,193)	¥2,553	¥(4,892)	¥1,751,744	¥92,687	(2)
Debt securities
Foreign governments and official institutions bonds	193,673	66		—	7,622	—	—	201,361	(751)
Corporate bonds	509,257	18,097		—	108	2,553	(4,892)	525,123	14,682
Residential mortgage-backed securities(7)	113,495	11,877		—	(55,138)	—	—	70,234	8,307
Commercial mortgage-backed securities(7)	16,401	3,950		—	(4,533)	—	—	15,818	3,960
Asset-backed securities(7)	702,996	33,891		—	(106,986)	—	—	629,901	28,088
Equity securities	370,187	37,386		—	(98,266)	—	—	309,307	38,401
Trading derivatives—net	4,491	(19,577	)(2)	—	(11,866)	17,735	(17,334)	(26,551)	31,864	(2)
Investment securities:
Securities available for sale	3,335,664	(279	)(3)	26,140	(174,503)	62,976	(370,644)	2,879,354	(14,488	)(3)
Debt securities
Japanese prefectural and municipal bonds	4,471	7		—	(203)	—	—	4,275	6
Foreign governments and official institutions bonds	24,148	—		(834)	5,797	—	—	29,111	—
Corporate bonds	3,043,083	(258)		22,012	(157,748)	62,976	(237,741)	2,732,324	(14,523)
Residential mortgage-backed securities	32,302	—		3	(2,922)	—	—	29,383	—
Commercial mortgage-backed securities	18,086	—		(170)	(1,758)	—	—	16,158	—
Asset-backed securities	205,271	(88)		3,729	(17,776)	—	(132,903)	58,233	(23)
Other debt securities	1,357	52		40	6	—	—	1,455	52
Marketable equity securities	6,946	8		1,360	101	—	—	8,415	—
Other investment securities	42,681	(5,855	)(4)	204	133	—	(343)	36,820	(2,898	)(4)
Others	18,312	(734	)(4)	—	10,479	—	—	28,057	(694	)(4)

Total	¥5,307,157	¥78,822		¥26,344	¥(432,950)	¥83,264	¥(393,213)	¥4,669,424	¥106,471

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥9,443	¥—	¥—	¥9,443	¥—
Others	(133,087)	(9,608	)(4)	(514)	(954)	—	35	(123,884)	(8,080	)(4)

Total	¥(133,087)	¥(9,608)		¥(514)	¥8,489	¥—	¥35	¥(114,441)	¥(8,080)

		Total realized/ unrealized gains (losses)									Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2010
	March 31, 2010	Included in earnings		Included in other changes in equity from nonowner sources	Purchases, issuances and settlements	Transfer into Level 3— beginning of period(5)		Transfer out of Level 3— beginning of period(5)		September 30, 2010
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥(13,790	) (2)	¥—	¥17,218	¥54,753		¥(13,852)		¥1,210,867	¥(17,528	) (2)
Debt securities
Foreign governments and official institutions bonds	171,534	6,281		—	(25,090)	10,208		—		162,933	3,038
Corporate bonds	494,987	(13,471)		—	60,872	44,545	(6)	(12,292	)(6)	574,641	(10,054)
Residential mortgage-backed securities	56,468	(1,185)		—	(4,275)	—		—		51,008	(1,631)
Commercial mortgage-backed securities	17,315	293		—	(2,179)	—		—		15,429	296
Asset-backed securities	389,061	(6,554)		—	(10,556)	—		(1,560)		370,391	(7,717)
Equity securities	37,173	846		—	(1,554)	—		—		36,465	(1,460)
Trading derivatives—net	(28,612)	18,766	(2)	3,531	(11,510)	18,019		7,867		8,061	22,283	(2)
Interest rate contracts—net	(45,467)	6,786		—	(8,503)	5,841		8,277		(33,066)	1,838
Foreign exchange contracts—net	6,440	12,015		3,546	(1,208)	12,291		11,583		44,667	18,118
Equity contracts—net	(8,272)	2,666		(15)	(799)	—		—		(6,420)	2,415
Commodity contracts—net	14,003	(61)		—	(1,202)	(113)		(11,993)		634	186
Credit derivative contracts—net	4,684	(2,640)		—	202	—		—		2,246	(274)
Investment securities:
Securities available for sale	2,363,609	(1,111	) (3)	9,819	(177,702)	350,407		(216,250)		2,328,772	(12,523	) (3)
Debt securities
Japanese prefectural and municipal bonds	3,069	4		8	(122)	—		—		2,959	4
Foreign governments and official institutions bonds	87,597	(221)		1,567	(4,795)	—		—		84,148	(221)
Corporate bonds	2,163,465	1,458		8,331	(159,432)	350,407	(6)	(197,642	) (6)	2,166,587	(10,883)
Residential mortgage-backed securities	26,827	(1,063)		51	1,083	—		—		26,898	(1,104)
Commercial mortgage-backed securities	14,475	(299)		(27)	(893)	—		—		13,256	(300)
Asset-backed securities	67,095	(971)		(132)	(13,666)	—		(18,608)		33,718	—
Other debt securities	990	(19)		—	—	—		—		971	(19)
Marketable equity securities	91	—		21	123	—		—		235	—
Other investment securities	33,904	(1,441	) (4)	(136)	(419)	—		(737)		31,171	(1,865	) (4)
Others	17,217	(546	) (4)	—	(763)	—		—		15,908	(546	)(4)

Total	¥3,552,656	¥1,878		¥13,214	¥(173,176)	¥423,179		¥(222,972)		¥3,594,779	¥(10,179)

Liabilities
Others	¥45,347	¥(23,721	)(4)	¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531	)(4)

Total	¥45,347	¥(23,721)		¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531)

Notes:	(1)	Include trading securities under fair value option.
(2)	Included in trading account profits—net and foreign exchange gains—net.
(3)	Included in investment securities gains—net.
(4)	Included in trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the six months ended September 30, 2010 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the six months ended September 30, 2009.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	The reconciliation of residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities during the six months ended September 30, 2009, which were reported in the Form 6-K for the six months ended September 30, 2009, have been restated as follows. The amounts of those assets at March 31, 2009 had been previously restated in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2010:

			Total realized/unrealized gains (losses)
	March 31, 2009		Included in earnings		Included in other changes in equity from nonowner sources		Purchases, issuances and settlements
	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Residential mortgage-backed securities	¥10,643	¥113,495	¥1,907	¥11,877	¥—	¥—	¥(3,495)	¥(55,138)
Commercial mortgage-backed securities	13,948	16,401	3,487	3,950	—	—	(4,497)	(4,533)
Asset-backed securities	808,301	702,996	44,324	33,891	—	—	(158,665)	(106,986)

	Transfer into Level 3— beginning of period		Transfer out of Level 3— end of period		September 30, 2009		Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2009
	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Residential mortgage-backed securities	¥—	¥—	¥—	¥—	¥9,055	¥70,234	¥3,341	¥8,307
Commercial mortgage-backed securities	—	—	—	—	12,938	15,818	3,507	3,960
Asset-backed securities	—	—	—	—	693,960	629,901	33,507	28,088

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2010 and September 30, 2010:

	March 31, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥14,127	¥14,127
Loans	10,346	37,247	385,979	433,572
Premises and equipment	—	—	11,025	11,025
Intangible assets	—	—	52,262	52,262
Other Assets(1) (2)	144,659	—	29,781	174,440

Total	¥155,055	¥37,247	¥493,174	¥685,426

Notes:	(1)	Include investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments of ¥12,269 million. These investments are private equity funds.
	(2)	Include investments in equity method investees.

	September 30, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥3,405	¥3,405
Loans:	10,297	26,986	348,326	385,609
Loans held for sale	—	12,851	3,203	16,054
Collateral dependent loans	10,297	14,135	345,123	369,555
Premises and equipment	—	—	9,750	9,750
Intangible assets	—	—	21,446	21,446
Other Assets:	36,673	—	11,119	47,792
Investments in equity method investees(1)	36,673	—	7,989	44,662
Other	—	—	3,130	3,130

Total	¥46,970	¥26,986	¥394,046	¥468,002

Note:	(1)	Include investments valued at net asset value of ¥8,865 million. The unfunded commitments related to these investments of ¥3,896 million. These investments are private equity funds.

The following table presents the nonrecurring changes in fair value which were recorded during the six months ended September 30, 2009 and 2010:

Losses (Gains) for the six months ended September 30, 2009
(in millions)
Investment securities	¥19,272
Loans	132,157
Premises and equipment	7,097
Intangible assets	9,239
Other assets(1)	86,812

Total	¥254,577

Note:	(1)	Include investments in equity method investees. The MUFG Group recorded impairment losses on investments in certain affiliated companies, mainly a consumer finance company, of ¥83,452 million.

Losses (Gains) for the six months ended September 30, 2010
(in millions)
Investment securities	¥2,591
Loans	93,668
Loans held for sale	(40)
Collateral dependent loans	93,708
Premises and equipment	2,828
Intangible assets	16,363
Other assets	16,514
Investments in equity method investees	16,352
Other	162

Total	¥131,964

Investment securities include mainly impaired cost method nonmarketable equity securities which were written down to fair value during the period. The fair values are determined based on recent financial position and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the valuation hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange traded equity securities. The MUFG Group maintains an established process for determining the fair value of real estate, using valuation techniques, including, but not limited to, the valuation derived mainly from current transaction prices of comparable assets and discounted cash flow models. Loans impaired that are measured based on underlying real estate collateral are classified in Level 3 of the valuation hierarchy.

Premises and equipment consist of those assets which were written down to fair values. The fair values are determined based on prices obtained from appraisers or discounted cash flows. These impaired premises and equipment are classified in Level 3 of the valuation hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified in Level 3 of the valuation hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary based on the quoted market price. The impairment losses are included in equity in losses of equity method investees in the condensed consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted market prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the valuation hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the valuation hierarchy.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in interest-earning deposits in other banks and receivables under resale agreements. These financial liabilities are included in other short-term borrowings and long-term debt. Unrealized gains and losses on such financial instruments are recognized in the condensed consolidated statements of income.

The following table presents the gains or losses recorded during the six months ended September 30, 2009 and 2010 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2009			2010
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(1,588)	¥—	¥(1,588)	¥1,536	¥—	¥1,536
Receivables under resale agreements(1)	(6,603)	—	(6,603)	3,889	—	3,889
Trading account securities	228,507	(522,145)	(293,638)	324,458	(843,457)	(518,999)

Total	¥220,316	¥(522,145)	¥(301,829)	¥329,883	¥(843,457)	¥(513,574)

Financial liabilities:
Other short-term borrowings(1)	¥2,057	¥—	¥2,057	¥(305)	¥—	¥(305)
Long-term debt(1)	83,091	—	83,091	(80,663)	—	(80,663)

Total	¥85,148	¥—	¥85,148	¥(80,968)	¥—	¥(80,968)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2010 and September 30, 2010 for long-term receivables and debt instruments for which the fair value option has been elected:

	March 31, 2010			September 30, 2010
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥31,500	¥30,832	¥(668)	¥31,234	¥31,433	¥199

Total	¥31,500	¥30,832	¥(668)	¥31,234	¥31,433	¥199

Financial liabilities:
Long-term debt	¥792,059	¥615,618	¥(176,441)	¥746,886	¥593,392	¥(153,494)

Total	¥792,059	¥615,618	¥(176,441)	¥746,886	¥593,392	¥(153,494)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates specified in the transactions and reported in the condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments at March 31, 2010 and September 30, 2010:

	March 31, 2010		September 30, 2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions	¥17,465	¥17,465	¥16,396	¥16,396
Trading account assets, excluding derivatives	18,808	18,808	22,099	22,099
Investment securities	54,514	55,058	57,193	57,589
Loans, net of allowance for credit losses	90,870	91,812	85,319	86,422
Other financial assets	4,361	4,361	5,269	5,269
Derivative financial instruments:
Trading activities	8,855	8,855	12,373	12,373
Activities qualifying for hedges	9	9	1	1
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions	¥34,969	¥34,969	¥36,325	¥36,325
Interest-bearing deposits	117,868	117,972	117,983	118,071
Trading account liabilities, excluding derivatives	169	169	166	166
Obligations to return securities received as collateral	3,229	3,229	3,245	3,245
Due to trust account	1,560	1,560	660	660
Other short-term borrowings	6,097	6,097	6,327	6,327
Long-term debt	14,162	14,369	13,458	13,801
Other financial liabilities	3,981	3,981	4,182	4,182
Derivative financial instruments:
Trading activities	8,520	8,520	11,847	11,847
Activities qualifying for hedges	1	1	—	—

Not all of the financial instruments held by the MUFG Group are recorded at fair value on the condensed consolidated balance sheets. The methodologies and assumptions used to estimate fair value of financial instruments that are not recorded at fair value on the condensed consolidated balance sheets are summarized below:

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted market prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock in the future, issued by public companies are determined by utilizing commonly accepted valuation models, such as option pricing models. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted market price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous unlisted companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The amounts not included in the above summary are ¥532 billion and ¥519 billion at March 31, 2010 and September 30, 2010, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based on the present value of expected future cash flows or the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers' acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥585 billion and ¥735 billion at March 31, 2010 and September 30, 2010, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the condensed consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest-bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on market price of those corporate bonds. The fair value of fixed rate corporate bonds without market prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without market prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2010 and September 30, 2010 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2010 and September 30, 2010. These amounts have not been comprehensively revalued since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.

STOCK-BASED COMPENSATION	6 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

16.    STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD and MUMSS.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS elected to introduce a stock-based compensation plan for directors, executive officers and corporate auditors ("officers") and obtained the necessary shareholder approval at their respective ordinary general meetings.

Following the approval, MUFG resolved at the meeting of the Board of Directors to issue stock compensation type stock options ("Stock Acquisition Rights") to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. Usually, the Stock Acquisition Rights would be issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right ("number of granted shares") is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders' service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) a holder as a director or an executive officer loses the status of both director and executive officer, and (2) a holder as a corporate auditor loses the status of a corporate auditor. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the six months ended September 30, 2010.

	For the six months ended September 30, 2010
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	9,974,800	¥1
Granted	7,911,800	1
Exercised	(2,754,900)	1
Forfeited	(136,100)	1

Outstanding, end of the period	14,995,600	¥1	29.07	¥5,818

Exercisable, end of the period	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

For the six months ended September 30, 2010
Risk-free interest rate	0.23%
Expected volatility	43.97%
Expected term (in years)	4
Expected dividend yield	2.91%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the six months ended September 30, 2010 was ¥36,600.

The MUFG Group recognized ¥1,768 million of compensation costs related to the Stock Acquisition Rights with ¥719million of the corresponding tax benefit for the six months ended September 30, 2010. As of September 30, 2010, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥1,681 million, and it is expected to be recognized over 9 months.

Cash received from the exercise of the Stock Acquisition Rights for the six months ended September 30, 2010 was ¥3 million. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights was ¥806 million for the six months ended September 30, 2010.

SECURITIES JOINT VENTURES WITH MORGAN STANLEY	6 Months Ended
Sep. 30, 2010
Securities Joint Ventures
SECURITIES JOINT VENTURE WITH MORGAN STANLEY

17.    SECURITIES JOINT VENTURE WITH MORGAN STANLEY

The MUFG Group and Morgan Stanley entered into a securities joint venture to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and to offer a wide range of products and services, including Morgan Stanley's global products and services to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2010
Subsequent Events
SUBSEQUENT EVENTS

18.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the condensed consolidated financial statements through the date of issuance of these condensed consolidated financial statements.

Approval of Dividends

On November 15, 2010, the Board of Directors of MUFG approved payments of semi-annual interim cash dividends of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,904 million, that were paid on December 8, 2010 to the shareholders of record on September 30, 2010.

Redemption of "Non-dilutive" Preferred Securities Issued by a Special Purpose Company

On November 15, 2010, MUFG announced that it plans to redeem on January 25, 2011 a total of ¥165 billion of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company in the Cayman Islands called MTFG Capital Finance Limited. These securities were previously accounted for as part of MUFG's Tier I capital at September 30, 2010 under the BIS capital adequacy requirements.

BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policy)	6 Months Ended
Sep. 30, 2010
BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Description of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 17 for more information on securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and provides related services to individual and corporate customers. See Note 14 for more information by business segment.

Basis of Financial Statements

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and variable interest entities ("the MUFG Group") and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary for a fair presentation of amounts involved to conform with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2010. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes

Accounting Changes

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other than temporary impairment model for debt securities. This guidance requires an entity to recognize an other than temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other than temporary impairment of a debt security in earnings and the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 2 for a further discussion on this guidance.

Amendment of Accounting for Transfers of Financial Assets—In June 2009, the FASB issued new guidance which clarifies the application of certain derecognition concepts and eliminates the concept of a qualifying special purpose entity. The guidance also clarifies the concept of "surrendered control" to consider any continuing involvement with the transferred assets regardless of when the terms were agreed. In addition, the guidance introduces the term "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. Finally, the guidance eliminated certain alternatives with respect to initial recognition and measurement and replaced them with a requirement that a transferor recognize and initially measure all assets obtained including a transferor's beneficial interest and liabilities incurred as a result of a transfer of financial assets accounted for as a sale, at fair value. This guidance is effective for the first annual reporting period beginning after November 15, 2009, and interim periods within that year, with early application prohibited. The MUFG Group adopted this guidance on April 1, 2010, which had no impact on its financial position and results of operations. See Note 3 for details of the additional disclosures required by this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities —In June 2009, the FASB issued new guidance which amends the accounting for consolidation of variable interest entities ("VIEs"). This guidance changes the current guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the variable interest entity which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of variable interest entities by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a variable interest entity. This guidance is effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining beneficiary of variable interest entities for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, prior periods have not been restated. See Note 13 for more information of disclosures required by the guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting period beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity, which had no impact on its financial position and results of operations.

Amendment of Accounting for Impaired Loans when the Pool of Loans is Accounted for as a Single Asset—In April 2010, the FASB issued new guidance which amends the accounting for modifications of loans that are acquired with evidence of credit deterioration and accounted for as a pool. The amendment provides that modifications of such loans, which are acquired with evidence of credit deterioration and accounted for as a pool, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loans are included is impaired if expected cash flows for the pool change. No additional disclosures are required as a result of this guidance. This guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, with early application permitted. Upon initial adoption of the guidance, an entity may make a one-time election to terminate accounting for loans as a pool. This election may be applied on a pool-by-pool basis and does not preclude an entity from applying pool accounting to subsequent acquisitions of loans with credit deterioration. The MUFG Group adopted this guidance on April 1, 2010, which had no material impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructuring and modifications, and significant purchases and sales of financing receivables on a disaggregate basis. Existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance will be required for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward and modification disclosures will be required for interim and annual reporting periods beginning on or after December 15, 2010.

In January 2011, the FASB decided to defer the effective date for disclosures about troubled debt restructurings ("TDR"s) by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, and will not affect its financial position and results of operations.

INVESTMENT SECURITIES (Tables)	6 Months Ended
Sep. 30, 2010
INVESTMENT SECURITIES
Schedule of amortized cost, gross unrealized gains (losses) and fair value of investment securities

At March 31, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,431,089	¥63,871	¥62,099		¥39,432,861
Japanese prefectural and municipal bonds	272,829	8,148	77		280,900
Foreign governments and official institutions bonds	1,340,750	8,882	4,406		1,345,226
Corporate bonds	3,394,320	88,762	8,434		3,474,648
Residential mortgage-backed securities	934,203	16,004	8,796		941,411
Commercial mortgage-backed securities	57,098	2	3,805		53,295
Asset-backed securities	329,590	773	2,545		327,818
Other debt securities	1,037	—	—		1,037
Marketable equity securities	3,082,948	1,477,616	5,884		4,554,680

Total	¥48,843,864	¥1,664,058	¥96,046		¥50,411,876

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,076,900	¥17,250	¥—		¥1,094,150
Japanese prefectural and municipal bonds	42,348	585	—		42,933
Foreign governments and official institutions bonds	607,558	8,309	300		615,567
Corporate bonds	127,369	2,280	—		129,649
Asset-backed securities	1,086,788	56,245	253	(1)	1,142,780
Other debt securities	2,838	4	—		2,842

Total	¥2,943,801	¥84,673	¥553		¥3,027,921

At September 30, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	43,067,755	270,550	28,277	43,310,028
Japanese prefectural and municipal bonds	196,779	9,956	—	206,735
Foreign governments and official institutions bonds	1,378,248	21,320	274	1,399,294
Corporate bonds	3,225,551	95,176	4,626	3,316,101
Residential mortgage-backed securities	845,486	17,754	4,950	858,290
Commercial mortgage-backed securities	46,137	4	3,177	42,964
Asset-backed securities	383,934	499	2,188	382,245
Other debt securities	972	—	—	972
Marketable equity securities	2,929,158	905,344	94,938	3,739,564

Total	52,074,020	1,320,603	138,430	53,256,193

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	1,074,139	12,904	—	1,087,043
Japanese prefectural and municipal bonds	32,629	370	—	32,999
Foreign governments and official institutions bonds	595,639	10,647	986	605,300
Corporate bonds	122,513	1,800	—	124,313
Asset-backed securities	953,609	54,957	757	1,007,809
Other debt securities	2,755	4	—	2,759

Total	2,781,284	80,682	1,743	2,860,223

Note:	(1)	UnionBancal Corporation ("UNBC") reclassified Collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

Contractual maturity

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥725,567	¥731,013	¥11,255,769
Due from one year to five years	1,117,318	1,137,783	31,135,276
Due from five years to ten years	354,391	379,242	3,089,192
Due after ten years	584,008	612,185	4,036,392

Total	¥2,781,284	¥2,860,223	¥49,516,629

Schedule of investments, by type and length in continuous loss position

	Less than 12 months		12 months or more		Total
At March 31, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥21,109,870	¥25,459	¥1,806,501	¥36,640	¥22,916,371	¥62,099	114
Japanese prefectural and municipal bonds	10,009	77	—	—	10,009	77	3
Foreign governments and official institutions bonds	822,500	4,404	138	2	822,638	4,406	122
Corporate bonds	431,826	4,709	292,544	3,725	724,370	8,434	5,314
Residential mortgage-backed securities	269,805	2,269	76,545	6,527	346,350	8,796	123
Commercial mortgage-backed securities	2,946	250	47,396	3,555	50,432	3,805	28
Asset-backed securities	12,546	1,672	20,705	873	33,251	2,545	26
Marketable equity securities	96,997	5,711	1,554	173	98,551	5,884	119

Total	¥22,756,499	¥44,551	¥2,245,383	¥51,495	¥25,001,882	¥96,046	5,849

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	85,069	300	—	—	85,069	300	9
Asset-backed securities,	9,571	20	138,402	233	147,973	253	226

Total	¥94,640	¥320	¥138,402	¥233	¥233,042	¥553	235

	Less than 12 months		12 months or more		Total
At September 30, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥7,451,304	¥6,569	¥1,032,831	¥21,708	¥8,484,135	¥28,277	68
Foreign governments and official institutions bonds	124,053	273	75	1	124,128	274	48
Corporate bonds	372,823	3,089	120,321	1,537	493,144	4,626	3,824
Residential mortgage-backed securities	63,106	148	46,718	4,802	109,824	4,950	83
Commercial mortgage-backed securities	4,248	130	35,004	3,047	39,252	3,177	25
Asset-backed securities	1,538	50	14,324	2,138	15,862	2,188	19
Marketable equity securities	751,560	94,653	1,293	285	752,853	94,938	220

Total	¥8,768,632	¥104,912	¥1,250,566	¥33,518	¥10,019,198	¥138,430	4,287

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥90,840	¥986	¥—	¥—	¥90,840	¥986	4
Asset-backed securities	1,098	19	110,899	738	111,997	757	222

Total	¥91,938	¥1,005	¥110,899	¥738	¥202,837	¥1,743	226

Credit loss component recognized in earnings

	Six months ended September 30,
	2009	2010
	(in millions)
Balance at beginning of period	¥40,556	¥36,591

Additions:
Initial credit impairments	12,291	8,828
Subsequent credit impairments	2,211	3,723

Reductions:
Securities sold or matured	(14,311)	(11,908)

Balance at end of period	¥40,747	¥37,234

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Sep. 30, 2010
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Loans by domicile and type of industry of borrower segment loan

	March 31, 2010	September 30, 2010
	(in millions)
Domestic:
Manufacturing	¥12,027,795	¥11,742,100
Construction	1,427,933	1,317,087
Real estate	12,261,588	11,811,209
Services	3,714,148	3,517,041
Wholesale and retail	8,597,192	8,412,260
Banks and other financial institutions(1)	4,159,603	3,569,262
Communication and information services	1,339,753	1,265,442
Other industries	9,393,031	7,094,992
Consumer	19,096,832	18,858,062

Total domestic	72,017,875	67,587,455

Foreign:
Governments and official institutions	490,376	412,165
Banks and other financial institutions(1)	2,970,470	3,099,166
Commercial and industrial	14,252,704	13,133,244
Other	2,554,209	2,473,542

Total foreign	20,267,759	19,118,117

Unearned income, unamortized premiums—net and deferred loan fees—net	(99,724)	(92,608)

Total(2)	¥92,185,910	¥86,612,964

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥102,268 million at March 31, 2010 and ¥94,912 million at September 30, 2010 which are carried at the lower of cost or estimated fair value.

Summary of nonaccrual loans, restructured loans and accruing loans

	March 31, 2010	September 30, 2010
	(in millions)
Nonaccrual loans	¥1,369,009	¥1,286,579
Restructured loans	612,192	784,307
Accruing loans contractually past due 90 days or more	26,418	44,381

Total	¥2,007,619	¥2,115,267

Principal amounts related to assets and liabilities of the special purpose entity

	March 31, 2010	September 30, 2010
	(in millions)
Principal amounts of commercial loans in trusts	¥47,605	¥34,899
Senior beneficial interests retained by the MUFG Group	¥40,791	¥31,060
Subordinated beneficial interests sold to investors	6,814	3,839

Total beneficial interests	¥47,605	¥34,899

Key economic assumptions used in measuring the fair value of the senior beneficial interests

	March 31, 2010	September 30, 2010
One month forward rate	(0.20) – 0.90%	(0.35) – 0.90%
Credit spread	3.11 – 7.89%	3.05 – 7.68%

Sensitivities of the fair value to an immediate adverse change

	March 31, 2010	September 30, 2010
One month forward rate:
Impact of 10bp adverse change	99.70 – 99.91%	99.78 – 99.87%
Impact of 20bp adverse change	99.42 – 99.84%	99.56 – 99.73%

Credit spread:
Impact of 10% adverse change	97.99 – 99.65%	98.48 – 99.61%
Impact of 20% adverse change	96.00 – 99.31%	96.97 – 99.23%

Cash flows between the MUFG Group and the Special purpose entity

	Six months ended September 30,
	2009	2010
	(in millions)
Cash flows from collections received on senior beneficial interests	¥110	¥9,730
Cash flows from dividends on senior beneficial interests	192	127
Servicing fees collected	1	2

Changes in the allowance for credit losses

	Six months ended September 30,
	2009	2010
	(in millions)
Balance at beginning of period	¥1,156,638	¥1,315,615
Provision for credit losses	381,196	186,314
Charge-offs	309,435	215,169
Less—Recoveries	28,440	22,250

Net charge-offs	280,995	192,919
Others(1)	(1,878)	(14,739)

Balance at end of period	¥1,254,961	¥1,294,271

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Sep. 30, 2010
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill, changes in the carrying amount of goodwill

	Six months ended September 30,
	2009	2010
	(in millions)
Balance at beginning of period
Goodwill	¥2,119,521	¥2,122,054
Accumulated impairment losses	(1,740,095)	(1,740,556)

	379,426	381,498

Goodwill acquired during the six months	—	4,439
Impairment loss	(460)	—
Foreign currency translation adjustments and other	11,798	(8,801)

Balance at end of period
Goodwill	2,131,319	2,117,692
Accumulated impairment losses	(1,740,555)	(1,740,556)

	¥390,764	¥377,136

Other Intangible Assets, net carrying amount by major class of intangible assets

	March 31, 2010	September 30, 2010
	(in millions)
Intangible assets subject to amortization:
Software	¥555,143	¥549,404
Core deposit intangibles	309,127	283,210
Customer relationships	107,699	101,007
Trade names	51,442	43,141
Other	1,724	1,711

Total	1,025,135	978,473
Intangible assets not subject to amortization:
Indefinite-lived customer relationships	61,491	45,162
Indefinite-lived trade names	4,459	4,459
Other	25,032	24,764

Total	90,982	74,385

Total	¥1,116,117	¥1,052,858

PLEDGED ASSETS (Tables)	6 Months Ended
Sep. 30, 2010
PLEDGED ASSETS
Schedule of assets mortgaged, pledged or otherwise subject to liens

September 30, 2010
(in millions)
Trading account securities	¥11,485,547
Investment securities	3,845,853
Loans	4,830,620
Other	52,611

Total	¥20,214,631

Schedule of pledged assets classified by type of liabilities

September 30, 2010
(in millions)
Deposits	¥423,276
Call money and funds purchased	444,222
Payables under repurchase agreements and securities lending transactions	12,287,524
Other short-term borrowings and long-term debt	7,008,796
Other	50,813

Total	¥20,214,631

SEVERANCE INDEMNITIES AND PENSION PLANS (Tables)	6 Months Ended
Sep. 30, 2010
SEVERANCE INDEMNITIES AND PENSION PLANS
Components of net periodic costs of pension benefits, severance indemnities plans ("SIP"s) and other benefits

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2009	2010	2009		2010
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,801	¥19,337	¥3,220	¥510	¥3,181	¥471
Interest costs on projected benefit obligation	14,688	16,947	5,326	662	5,642	684
Expected return on plan assets	(24,934)	(28,427)	(7,805)	(478)	(7,869)	(565)
Amortization of net actuarial loss	26,953	7,019	728	419	1,864	259
Amortization of prior service cost (benefit)	(4,254)	(5,230)	21	(36)	17	(32)
Amortization of net obligation (asset) at transition	(1)	—	—	63	—	60
Loss on settlement and curtailment	2,361	2,269	—	—	—	—

Net periodic benefit cost	¥35,614	¥11,915	¥1,490	¥1,140	¥2,835	¥877

Contribution to the plan assets

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2010	¥16.1	¥10.5	¥0.6
For the remainder of the fiscal year ending March 31, 2011	¥17.0	¥1.8	¥0.6

PREFERRED STOCK (Tables)	6 Months Ended
Sep. 30, 2010
PREFERRED STOCK
Preferred stock authorized, issued and outstanding

	March 31, 2010			September 30, 2010
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	100,000,000	¥250,000	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥640,001			¥390,001

NONCONTROLLING INTERESTS (Tables)	6 Months Ended
Sep. 30, 2010
NONCONTROLLING INTERESTS ABSTRACT
Change in MUFG's Ownership Interests in Subsidiaries

	Six months ended September 30,
	2009	2010
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥420,320	¥591,531
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with securities joint venture (Note 17)	—	20,550
Other	18	39

Net transfers from (to) noncontrolling interests	(623)	20,589

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders	¥419,697	¥612,120

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Sep. 30, 2010
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of the notional amount of derivative contracts

	Notional amounts(1)
	March 31, 2010	September 30, 2010
	(in trillions)
Interest rate contracts	¥692.2	¥774.7
Foreign exchange contracts	112.7	114.6
Equity contracts	2.0	2.2
Commodity contracts	1.4	1.6
Credit derivatives	7.9	7.0
Others	1.1	1.1

Total	¥817.3	¥901.2

Note:	(1)	Includes both written and purchased protection.

Summary of fair value information on derivative instruments recorded on condensed consolidated balance sheet

	Fair value of derivative instruments(1)(5)
At March 31, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥6,372	¥9	¥6,381
Foreign exchange contracts	2,200	—	2,200
Equity contracts	46	—	46
Commodity contracts	172	—	172
Credit derivatives	65	—	65

Total derivative assets	¥8,855	¥9	¥8,864

Derivative liabilities:
Interest rate contracts	¥6,118	¥1	¥6,119
Foreign exchange contracts	2,094	—	2,094
Equity contracts	121	—	121
Commodity contracts	118	—	118
Credit derivatives	69	—	69
Others(6)	(108)	—	(108)

Total derivative liabilities	¥8,412	¥1	¥8,413

	Fair value of derivative instruments(1)(5)
At September 30, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,190	¥1	¥9,191
Foreign exchange contracts	2,936	—	2,936
Equity contracts	61	—	61
Commodity contracts	131	—	131
Credit derivatives	55	—	55

Total derivative assets	¥12,373	¥1	¥12,374

Derivative liabilities:
Interest rate contracts	¥8,971	¥—	¥8,971
Foreign exchange contracts	2,659	—	2,659
Equity contracts	80	—	80
Commodity contracts	89	—	89
Credit derivatives	48	—	48
Others(6)	(100)	—	(100)

Total derivative liabilities	¥11,747	¥—	¥11,747

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 15.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Schedule of gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2009:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥108	¥108
Foreign exchange contracts	123	—	123
Equity contracts	—	(132)	(132)
Commodity contracts	—	18	18
Credit derivatives	—	(77)	(77)
Others	(2)	21	19

Total	¥121	¥(62)	¥59

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥113	¥113
Foreign exchange contracts	159	—	159
Equity contracts	—	102	102
Commodity contracts	—	(1)	(1)
Credit derivatives	—	(7)	(7)
Others	—	(14)	(14)

Total	¥159	¥193	¥352

Schedule of gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2009:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥3	Interest income	¥6		¥—

Total	¥3		¥6		¥—

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2010:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥(1)	Interest income	¥3		¥—

Total	¥(1)		¥3		¥—

Summary of protection sold through credit default swaps and credit-linked notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,227	¥1,990,256	¥46,345	¥2,647,828	¥(13,822)
Non-investment grade	66,900	173,671	279	240,850	4,035
Not rated	5,499	11,334	—	16,833	13

Total	683,626	2,175,261	46,624	2,905,511	(9,774)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	80,460	177,249	149,174	406,883	923
Non-investment grade	71,950	45,017	—	116,967	1,656
Not rated	10,420	—	—	10,420	(25)

Total	162,830	222,266	149,174	534,270	2,554
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	980	298,140	4,000	303,120	(5,380)
Non-investment grade	—	30,867	—	30,867	455
Not rated	—	35,116	—	35,116	(926)

Total	980	364,123	4,000	369,103	(5,851)
Index and basket credit default swaps held by MUTB:
Normal	30,000	—	—	30,000	(103)
Close Watch(3)	3,000	—	—	3,000	26

Total	33,000	—	—	33,000	(77)

Total index and basket credit default swaps sold	196,810	586,389	153,174	936,373	(3,374)

Total credit default swaps sold	¥880,436	¥2,761,650	¥199,798	¥3,841,884	¥(13,148)

Credit-linked notes(4)	¥—	¥39,240	¥195,005	¥234,245	¥(199,863)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥633,854	¥1,811,098	¥51,748	¥2,496,700	¥(17,788)
Non-investment grade	75,716	153,815	252	229,783	883
Not rated	8,136	11,768	—	19,904	(19)

Total	717,706	1,976,681	52,000	2,746,387	(16,924)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	91,630	85,945	92,486	270,061	1,052
Non-investment grade	—	61,543	—	61,543	951
Not rated	—	9,036	—	9,036	(84)

Total	91,630	156,524	92,486	340,640	1,919
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	13,924	314,149	6,000	334,073	(6,919)
Non-investment grade	—	46,458	—	46,458	411
Not rated	—	2,346	—	2,346	66

Total	13,924	362,953	6,000	382,877	(6,442)
Index and basket credit default swaps held by MUTB:
Normal	12,000	—	—	12,000	(53)

Total	12,000	—	—	12,000	(53)

Total index and basket credit default swaps sold	117,554	519,477	98,486	735,517	(4,576)

Total credit default swaps sold	¥835,260	¥2,496,158	¥150,486	¥3,481,904	¥(21,500)

Credit-linked notes(4)	¥—	¥40,520	¥113,957	¥154,477	¥(131,569)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Reference entities classified as "Close Watch" require close scrutiny because their business performance is unstable or their financial condition is unfavorable.
(4)	Fair value amounts shown represent the fair value of the hybrid instruments.

OBLIGATIONS UNDER GUARANTEES AND OTHER OFF- BALANCE- SHEET INSTRUMENTS (Tables)	6 Months Ended
Sep. 30, 2010
OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS
Contractual or notional amounts of guarantees

March 31, 2010		September 30, 2010
	(in billions)
Standby letters of credit and financial guarantees	¥4,223		¥3,535
Performance guarantees	2,242		2,082
Derivative instruments(1)	81,244		90,825
Guarantees for repayment of trust principal(2)	1,104		—
Liabilities of trust accounts	4,326		4,465
Other	183		140

Total	¥93,322		¥101,047

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at September 30, 2010. For further details regarding the application and impact of the new guidance, see Note 13.

Maximum potential amount of future payments classified based upon internal credit ratings
Amount by borrower grade
At March 31, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become bankrupt or Legally/ Virtually bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,876	¥301	¥17	¥29
Performance guarantees	2,242	2,173	55	2	12

Total	¥6,465	¥6,049	¥356	¥19	¥41

		Amount by borrower grade
At September 30, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become bankrupt or Legally/ Virtually bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,535	¥3,266	¥238	¥16	¥15
Performance guarantees	2,082	2,009	55	2	16

Total	¥5,617	¥5,275	¥293	¥18	¥31

Notes:	(1)	Borrowers classified as "Close watch" require close scrutiny because their business performances are unstable or their financial conditions are unfavorable.
	(2)	Borrowers classified as "Likely to become bankrupt" are not yet bankrupt, but are in financial difficulty with slow progress in achieving their business restructuring plans or are likely to bankrupt in the future.

Contractual amounts with regard to other off-balance-sheet instruments
March 31, 2010		September 30, 2010
	(in billions)
Commitments to extend credit	¥61,020		¥59,809
Commercial letters of credit	628		612
Commitments to make investments	126		117
Other	6		26

VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Sep. 30, 2010
VARIABLE INTEREST ENTITIES
Schedule of Assets and Liabilities of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets						Consolidated liabilities
At March 31, 2010:	Total	Cash	Trading account assets	Investment securities	Loans	All other assets	Total	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,185,451	¥83,516	¥949	¥305,942	¥4,786,104	¥8,940	¥5,193,733	¥4,534,058	¥340,999	¥318,676
Investment funds	1,383,520	45,890	1,174,889	19,114	1,670	141,957	64,791	717	31,070	33,004
Special purpose entities created for structured financing	199,005	1,831	—	2,025	191,868	3,281	199,432	26,352	172,871	209
Repackaged instruments	55,047	—	42,032	13,015	—	—	55,319	—	54,743	576
Securitization of the MUFG group's assets	2,692,795	213	3,851	—	2,603,024	85,707	2,710,615	13,000	2,696,043	1,572
Others	166,652	31,774	799	—	102,858	31,221	165,930	103,131	31,695	31,104

Total	¥9,682,470	¥163,224	¥1,222,520	¥340,096	¥7,685,524	¥271,106	¥8,389,820	¥4,677,258	¥3,327,421	¥385,141

Schedule of Assets and Liabilities of Significant Non-consolidated Variable Interest Entities

Significant Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,060,968	¥1,972,562	¥1,073,035	¥1,375	¥77,742	¥993,918	¥—	¥—	¥—
Investment funds	15,681,299	833,828	810,295	298,264	177,638	319,712	14,681	—	—
Special purpose entities created for structured financing	12,022,760	1,834,411	1,596,711	20,858	83,563	1,479,700	12,590	—	—
Repackaged instruments	36,848,306	1,430,813	1,426,517	256,111	716,754	453,652	—	—	—
Others	8,135,057	1,511,718	1,065,275	3,438	331,826	730,011	—	5,547	5,547

Total	¥77,748,390	¥7,583,332	¥5,971,833	¥580,046	¥1,387,523	¥3,976,993	¥27,271	¥5,547	¥5,547

Summary of the Restatement of Assets of Significant Non-consolidated Variable Interest Entities

Significant Non-consolidated VIEs	As previously reported		As restated
At March 31, 2010:	On-balance sheet assets		On-balance sheet assets
	Trading account assets	Investment securities	Trading account assets	Investment Securities
(in millions)
Investment funds	43,638	432,264	298,264	177,638

Schedule of Assets of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets
At September 30, 2010:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥4,926,040	¥27,767	¥42,956	¥3,077	¥347,983	¥4,496,477	¥7,780
Investment funds	1,376,455	29,221	15,430	1,153,045	16,009	1,546	161,204
Special purpose entities created for structured financing	163,079	530	1,409	—	1,982	151,231	7,927
Repackaged instruments	36,523	—	—	24,264	12,259	—	—
Securitization of the MUFG group's assets	2,642,020	—	209	—	—	2,524,375	117,436
Trust arrangements	1,040,042	—	2,492	258	84,741	947,312	5,239
Others	163,536	237	32,212	809	129	94,299	35,850

Total	¥10,347,695	¥57,755	¥94,708	¥1,181,453	¥463,103	¥8,215,240	¥335,436

Schedule of Liabilities of Consolidated Variable Interest Entities

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
Asset-backed conduits	¥4,929,391	¥—	¥4,274,619	¥258,494	¥396,278
Investment funds	53,897	—	1,453	18,937	33,507
Special purpose entities created for structured financing	161,140	—	19,698	140,847	595
Repackaged instruments	36,470	—	1,916	34,196	358
Securitization of the MUFG group's assets	2,656,390	—	8,000	2,646,959	1,431
Trust arrangements	1,038,725	1,022,097	—	—	16,628
Others	162,678	—	96,081	34,970	31,627

Total	¥9,038,691	¥1,022,097	¥4,401,767	¥3,134,403	¥480,424

Schedule of Assets and Liabilities of Non-consolidated Variable Interest Entities

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,265,818	¥1,662,397	¥1,100,390	¥1,439	¥117,848	¥981,103	¥—	¥—	¥—
Investment funds	6,655,523	756,165	752,679	423,763	138,437	181,833	8,646	—	—
Special purpose entities created for structured financing	10,829,544	1,747,264	1,549,149	28,740	67,343	1,447,328	5,738	—	—
Repackaged instruments	16,722,622	1,021,633	1,014,818	113,116	575,442	326,260	—	—	—
Trust arrangements	31,305	29,905	28,768	—	—	28,768	—	5,800	5,800
Others	9,780,357	1,246,022	1,002,767	9,698	312,793	680,276	—	—	—

Total	¥48,285,169	¥6,463,386	¥5,448,571	¥576,756	¥1,211,863	¥3,645,568	¥14,384	¥5,800	¥5,800

BUSINESS SEGMENTS (Tables)	6 Months Ended
Sep. 30, 2010
BUSINESS SEGMENTS
Summary of net revenue, operating expenses and profit by business segment
Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group
	Domestic	Overseas
		Other than UNBC	UNBC	Overseas Total	Total		Global Markets	Other	Total
	(in billions)
Six months ended September 30, 2009:
Net revenue:	¥725.9	¥454.8	¥173.6	¥135.5	¥309.1	¥763.9	¥78.1	¥256.2	¥(7.9)	¥1,816.2
BTMU and MUTB:	331.4	372.1	106.2	—	106.2	478.3	30.7	248.2	(29.6)	1,059.0
Net interest income	276.9	221.5	69.1	—	69.1	290.6	—	192.4	(26.6)	733.3
Net fees	48.2	165.1	54.7	—	54.7	219.8	30.7	(13.0)	(10.8)	274.9
Other	6.3	(14.5)	(17.6)	—	(17.6)	(32.1)	—	68.8	7.8	50.8
Other than BTMU and MUTB(1)	394.5	82.7	67.4	135.5	202.9	285.6	47.4	8.0	21.7	757.2
Operating expenses	500.5	257.4	100.7	85.8	186.5	443.9	45.1	32.2	100.2	1,121.9

Operating profit (loss)	¥225.4	¥197.4	¥72.9	¥49.7	¥122.6	¥320.0	¥33.0	¥224.0	¥(108.1)	¥694.3

Six months ended September 30, 2010:
Net revenue:	¥681.8	¥468.8	¥158.4	¥141.2	¥299.6	¥768.4	¥78.0	¥369.5	¥(17.8)	¥1,879.9
BTMU and MUTB:	318.2	398.3	114.7	—	114.7	513.0	29.8	365.8	(26.2)	1,200.6
Net interest income	257.0	218.7	60.4	—	60.4	279.1	—	151.0	(4.8)	682.3
Net fees	57.0	151.9	47.3	—	47.3	199.2	29.8	(4.9)	(21.5)	259.6
Other	4.2	27.7	7.0	—	7.0	34.7	—	219.7	0.1	258.7
Other than BTMU and MUTB(1)	363.6	70.5	43.7	141.2	184.9	255.4	48.2	3.7	8.4	679.3
Operating expenses	476.1	252.2	103.3	91.0	194.3	446.5	48.7	29.5	79.7	1,080.5

Operating profit (loss)	¥205.7	¥216.6	¥55.1	¥50.2	¥105.3	¥321.9	¥29.3	¥340.0	¥(97.5)	¥799.4

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation of operating profit (loss) from segments to consolidated statements of income

	Six months ended September 30,
	2009	2010
	(in billions)
Operating profit	¥694	¥799
Provision for credit losses	(381)	(186)
Foreign exchange gains—net	189	163
Trading account profits—net	263	270
Equity investment securities gains—net	71	24
Debt investment securities losses—net	(6)	(87)
Equity in losses of equity method investees	(84)	(21)
Impairment of intangible assets	(9)	(16)
Other—net	19	19

Income before income tax expense	¥756	¥965

FAIR VALUE (Tables)	6 Months Ended
Sep. 30, 2010
FAIR VALUE
Fair value of assets and liabilities by level measured on a recurring basis
	March 31, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥13,308,112	¥4,332,959	¥1,166,538	¥18,807,609
Debt securities
Japanese national government and Japanese government agency bonds	4,480,316	94,718	—	4,575,034
Japanese prefectural and municipal bonds	—	91,076	—	91,076
Foreign governments and official institutions bonds	6,237,215	487,898	171,534	6,896,647
Corporate bonds	—	1,072,625	494,987	1,567,612
Residential mortgage-backed securities	1,402,188	200,096	56,468	1,658,752
Commercial mortgage-backed securities	—	—	17,315	17,315
Asset-backed securities	—	127,301	389,061	516,362
Other debt securities	—	5,166	—	5,166
Commercial paper	—	1,473,625	—	1,473,625
Equity securities(2)	1,188,393	780,454	37,173	2,006,020
Trading derivative assets	25,878	8,446,637	382,952	8,855,467
Investment securities:
Securities available for sales	43,871,776	4,176,491	2,363,609	50,411,876
Debt securities
Japanese national government and Japanese government agency bonds	38,324,775	1,108,086	—	39,432,861
Japanese prefectural and municipal bonds	—	277,831	3,069	280,900
Foreign governments and official institutions bonds	1,223,777	33,852	87,597	1,345,226
Corporate bonds	—	1,311,183	2,163,465	3,474,648
Residential mortgage-backed securities	3,839	910,745	26,827	941,411
Commercial mortgage-backed securities	—	38,820	14,475	53,295
Asset-backed securities	—	260,723	67,095	327,818
Other debt securities	—	47	990	1,037
Marketable equity securities	4,319,385	235,204	91	4,554,680
Other investment securities	—	1,122	33,904	35,026
Others(3)(4)	442,086	206,447	17,217	665,750

Total	¥57,647,852	¥17,163,656	¥3,964,220	¥78,775,728

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥166,020	¥2,629	¥—	¥168,649
Trading derivative liabilities	77,470	8,031,143	411,564	8,520,177
Obligation to return securities received as collateral	3,071,320	158,001	—	3,229,321
Others(5)	—	467,590	45,347	512,937

Total	¥3,314,810	¥8,659,363	¥456,911	¥12,431,084

	September 30, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥16,526,780	¥4,361,270	¥1,210,867	¥22,098,917
Debt securities
Japanese national government and Japanese government agency bonds	5,462,647	302,952	—	5,765,599
Japanese prefectural and municipal bonds	—	117,602	—	117,602
Foreign governments and official institutions bonds	7,519,220	752,570	162,933	8,434,723
Corporate bonds	—	1,121,925	574,641	1,696,566
Residential mortgage-backed securities	2,389,613	313,860	51,008	2,754,481
Commercial mortgage-backed securities	—	—	15,429	15,429
Asset-backed securities	—	39,785	370,391	410,176
Other debt securities	—	4,963	—	4,963
Commercial paper	—	927,091	—	927,091
Equity securities(2)	1,155,300	780,522	36,465	1,972,287
Trading derivative assets	38,735	12,218,172	115,738	12,372,645
Interest rate contracts	5,920	9,163,420	20,240	9,189,580
Foreign exchange contracts	80	2,849,670	86,158	2,935,908
Equity contracts	23,780	34,377	2,957	61,114
Commodity contracts	8,955	117,816	3,794	130,565
Credit derivative contracts	—	52,889	2,589	55,478
Investment securities:
Securities available for sale	47,114,306	3,813,115	2,328,772	53,256,193
Debt securities
Japanese national government and Japanese government agency bonds	42,317,675	992,353	—	43,310,028
Japanese prefectural and municipal bonds	—	203,776	2,959	206,735
Foreign governments and official institutions bonds	1,206,733	108,413	84,148	1,399,294
Corporate bonds	—	1,149,514	2,166,587	3,316,101
Residential mortgage-backed securities	3,184	828,208	26,898	858,290
Commercial mortgage-backed securities	—	29,708	13,256	42,964
Asset-backed securities	—	348,527	33,718	382,245
Other debt securities	—	1	971	972
Marketable equity securities	3,586,714	152,615	235	3,739,564
Other investment securities	—	1,119	31,171	32,290
Others(3)(4)	428,670	212,152	15,908	656,730

Total	¥64,108,491	¥20,605,828	¥3,702,456	¥88,416,775

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥164,259	¥2,168	¥—	¥166,427
Trading derivative liabilities	34,029	11,705,645	107,677	11,847,351
Interest rate contracts	5,183	8,912,462	53,306	8,970,951
Foreign exchange contracts	138	2,617,547	41,491	2,659,176
Equity contracts	16,984	53,640	9,377	80,001
Commodity contracts	11,724	74,584	3,160	89,468
Credit derivative contracts	—	47,412	343	47,755
Obligation to return securities received as collateral	3,089,940	155,336	—	3,245,276
Others(5)	—	434,483	66,421	500,904

Total	¥3,288,228	¥12,297,632	¥174,098	¥15,759,958

Notes:	(1)	Include securities under fair value option.
	(2)	Include investments valued at net asset value of ¥304,120 million and ¥215,737 million at March 31, 2010 and September 30, 2010, respectively. The unfunded commitments related to these investments at March 31, 2010 and September 30, 2010 are ¥6,455 million and ¥5,128 million, respectively. These investments are mainly hedge funds.
	(3)	Include interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Include investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at September 30, 2010 were ¥7,484 million, ¥3,748 million and ¥3,691 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at September 30, 2010 were ¥2,300 million, ¥2,883 million and ¥3,197 million, respectively.
	(5)	Include other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs

	March 31, 2009(7)	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements(7)	Transfer into Level 3— beginning of period(5)(7)	Transfer out of Level 3— end of period(5)(7)	September 30, 2009(7)	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2009(7)
		Included in earnings(7)		Included in other changes in equity from nonowner sources(7)
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,906,009	¥105,267	(2)	¥—	¥(257,193)	¥2,553	¥(4,892)	¥1,751,744	¥92,687	(2)
Debt securities
Foreign governments and official institutions bonds	193,673	66		—	7,622	—	—	201,361	(751)
Corporate bonds	509,257	18,097		—	108	2,553	(4,892)	525,123	14,682
Residential mortgage-backed securities(7)	113,495	11,877		—	(55,138)	—	—	70,234	8,307
Commercial mortgage-backed securities(7)	16,401	3,950		—	(4,533)	—	—	15,818	3,960
Asset-backed securities(7)	702,996	33,891		—	(106,986)	—	—	629,901	28,088
Equity securities	370,187	37,386		—	(98,266)	—	—	309,307	38,401
Trading derivatives—net	4,491	(19,577	)(2)	—	(11,866)	17,735	(17,334)	(26,551)	31,864	(2)
Investment securities:
Securities available for sale	3,335,664	(279	)(3)	26,140	(174,503)	62,976	(370,644)	2,879,354	(14,488	)(3)
Debt securities
Japanese prefectural and municipal bonds	4,471	7		—	(203)	—	—	4,275	6
Foreign governments and official institutions bonds	24,148	—		(834)	5,797	—	—	29,111	—
Corporate bonds	3,043,083	(258)		22,012	(157,748)	62,976	(237,741)	2,732,324	(14,523)
Residential mortgage-backed securities	32,302	—		3	(2,922)	—	—	29,383	—
Commercial mortgage-backed securities	18,086	—		(170)	(1,758)	—	—	16,158	—
Asset-backed securities	205,271	(88)		3,729	(17,776)	—	(132,903)	58,233	(23)
Other debt securities	1,357	52		40	6	—	—	1,455	52
Marketable equity securities	6,946	8		1,360	101	—	—	8,415	—
Other investment securities	42,681	(5,855	)(4)	204	133	—	(343)	36,820	(2,898	)(4)
Others	18,312	(734	)(4)	—	10,479	—	—	28,057	(694	)(4)

Total	¥5,307,157	¥78,822		¥26,344	¥(432,950)	¥83,264	¥(393,213)	¥4,669,424	¥106,471

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥9,443	¥—	¥—	¥9,443	¥—
Others	(133,087)	(9,608	)(4)	(514)	(954)	—	35	(123,884)	(8,080	)(4)

Total	¥(133,087)	¥(9,608)		¥(514)	¥8,489	¥—	¥35	¥(114,441)	¥(8,080)

		Total realized/ unrealized gains (losses)									Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2010
	March 31, 2010	Included in earnings		Included in other changes in equity from nonowner sources	Purchases, issuances and settlements	Transfer into Level 3— beginning of period(5)		Transfer out of Level 3— beginning of period(5)		September 30, 2010
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥(13,790	) (2)	¥—	¥17,218	¥54,753		¥(13,852)		¥1,210,867	¥(17,528	) (2)
Debt securities
Foreign governments and official institutions bonds	171,534	6,281		—	(25,090)	10,208		—		162,933	3,038
Corporate bonds	494,987	(13,471)		—	60,872	44,545	(6)	(12,292	)(6)	574,641	(10,054)
Residential mortgage-backed securities	56,468	(1,185)		—	(4,275)	—		—		51,008	(1,631)
Commercial mortgage-backed securities	17,315	293		—	(2,179)	—		—		15,429	296
Asset-backed securities	389,061	(6,554)		—	(10,556)	—		(1,560)		370,391	(7,717)
Equity securities	37,173	846		—	(1,554)	—		—		36,465	(1,460)
Trading derivatives—net	(28,612)	18,766	(2)	3,531	(11,510)	18,019		7,867		8,061	22,283	(2)
Interest rate contracts—net	(45,467)	6,786		—	(8,503)	5,841		8,277		(33,066)	1,838
Foreign exchange contracts—net	6,440	12,015		3,546	(1,208)	12,291		11,583		44,667	18,118
Equity contracts—net	(8,272)	2,666		(15)	(799)	—		—		(6,420)	2,415
Commodity contracts—net	14,003	(61)		—	(1,202)	(113)		(11,993)		634	186
Credit derivative contracts—net	4,684	(2,640)		—	202	—		—		2,246	(274)
Investment securities:
Securities available for sale	2,363,609	(1,111	) (3)	9,819	(177,702)	350,407		(216,250)		2,328,772	(12,523	) (3)
Debt securities
Japanese prefectural and municipal bonds	3,069	4		8	(122)	—		—		2,959	4
Foreign governments and official institutions bonds	87,597	(221)		1,567	(4,795)	—		—		84,148	(221)
Corporate bonds	2,163,465	1,458		8,331	(159,432)	350,407	(6)	(197,642	) (6)	2,166,587	(10,883)
Residential mortgage-backed securities	26,827	(1,063)		51	1,083	—		—		26,898	(1,104)
Commercial mortgage-backed securities	14,475	(299)		(27)	(893)	—		—		13,256	(300)
Asset-backed securities	67,095	(971)		(132)	(13,666)	—		(18,608)		33,718	—
Other debt securities	990	(19)		—	—	—		—		971	(19)
Marketable equity securities	91	—		21	123	—		—		235	—
Other investment securities	33,904	(1,441	) (4)	(136)	(419)	—		(737)		31,171	(1,865	) (4)
Others	17,217	(546	) (4)	—	(763)	—		—		15,908	(546	)(4)

Total	¥3,552,656	¥1,878		¥13,214	¥(173,176)	¥423,179		¥(222,972)		¥3,594,779	¥(10,179)

Liabilities
Others	¥45,347	¥(23,721	)(4)	¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531	)(4)

Total	¥45,347	¥(23,721)		¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531)

Notes:	(1)	Include trading securities under fair value option.
(2)	Included in trading account profits—net and foreign exchange gains—net.
(3)	Included in investment securities gains—net.
(4)	Included in trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the six months ended September 30, 2010 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the six months ended September 30, 2009.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	The reconciliation of residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities during the six months ended September 30, 2009, which were reported in the Form 6-K for the six months ended September 30, 2009, have been restated as follows. The amounts of those assets at March 31, 2009 had been previously restated in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2010:

Restatement of Level 3 fair value measurements

			Total realized/unrealized gains (losses)
	March 31, 2009		Included in earnings		Included in other changes in equity from nonowner sources		Purchases, issuances and settlements
	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Residential mortgage-backed securities	¥10,643	¥113,495	¥1,907	¥11,877	¥—	¥—	¥(3,495)	¥(55,138)
Commercial mortgage-backed securities	13,948	16,401	3,487	3,950	—	—	(4,497)	(4,533)
Asset-backed securities	808,301	702,996	44,324	33,891	—	—	(158,665)	(106,986)

	Transfer into Level 3— beginning of period		Transfer out of Level 3— end of period		September 30, 2009		Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2009
	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated	As previously reported	As restated
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Residential mortgage-backed securities	¥—	¥—	¥—	¥—	¥9,055	¥70,234	¥3,341	¥8,307
Commercial mortgage-backed securities	—	—	—	—	12,938	15,818	3,507	3,960
Asset-backed securities	—	—	—	—	693,960	629,901	33,507	28,088

Carrying value of assets measured at fair value on a nonrecurring basis by level
	March 31, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥14,127	¥14,127
Loans	10,346	37,247	385,979	433,572
Premises and equipment	—	—	11,025	11,025
Intangible assets	—	—	52,262	52,262
Other Assets(1) (2)	144,659	—	29,781	174,440

Total	¥155,055	¥37,247	¥493,174	¥685,426

Notes:	(1)	Include investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments of ¥12,269 million. These investments are private equity funds.
	(2)	Include investments in equity method investees.

	September 30, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥3,405	¥3,405
Loans:	10,297	26,986	348,326	385,609
Loans held for sale	—	12,851	3,203	16,054
Collateral dependent loans	10,297	14,135	345,123	369,555
Premises and equipment	—	—	9,750	9,750
Intangible assets	—	—	21,446	21,446
Other Assets:	36,673	—	11,119	47,792
Investments in equity method investees(1)	36,673	—	7,989	44,662
Other	—	—	3,130	3,130

Total	¥46,970	¥26,986	¥394,046	¥468,002

Note:	(1)	Include investments valued at net asset value of ¥8,865 million. The unfunded commitments related to these investments of ¥3,896 million. These investments are private equity funds.

Nonrecurring changes in fair value

Losses (Gains) for the six months ended September 30, 2009
(in millions)
Investment securities	¥19,272
Loans	132,157
Premises and equipment	7,097
Intangible assets	9,239
Other assets(1)	86,812

Total	¥254,577

Note:	(1)	Include investments in equity method investees. The MUFG Group recorded impairment losses on investments in certain affiliated companies, mainly a consumer finance company, of ¥83,452 million.

Losses (Gains) for the six months ended September 30, 2010
(in millions)
Investment securities	¥2,591
Loans	93,668
Loans held for sale	(40)
Collateral dependent loans	93,708
Premises and equipment	2,828
Intangible assets	16,363
Other assets	16,514
Investments in equity method investees	16,352
Other	162

Total	¥131,964

Schedule of gains (losses) related to instruments for which fair value option was elected

	Six months ended September 30,
	2009			2010
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(1,588)	¥—	¥(1,588)	¥1,536	¥—	¥1,536
Receivables under resale agreements(1)	(6,603)	—	(6,603)	3,889	—	3,889
Trading account securities (Previously classified as securities available for sale)	228,507	(522,145)	(293,638)	324,458	(843,457)	(518,999)

Total	¥220,316	¥(522,145)	¥(301,829)	¥329,883	¥(843,457)	¥(513,574)

Financial liabilities:
Deposits in overseas offices: principally interest-bearing deposits(1)	¥—	¥—	¥—	¥—	¥—	¥—
Other short-term borrowings(1)	2,057	—	2,057	(305)	—	(305)
Long-term debt(1)	83,091	—	83,091	(80,663)	—	(80,663)

Total	¥85,148	¥—	¥85,148	¥(80,968)	¥—	¥(80,968)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule of differences between aggregate fair value and aggregate remaining contractual balance for long-term receivables and debt instruments

	March 31, 2010			September 30, 2010
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥31,500	¥30,832	¥(668)	¥31,234	¥31,433	¥199

Total	¥31,500	¥30,832	¥(668)	¥31,234	¥31,433	¥199

Financial liabilities:
Long-term debt	¥792,059	¥615,618	¥(176,441)	¥746,886	¥593,392	¥(153,494)

Total	¥792,059	¥615,618	¥(176,441)	¥746,886	¥593,392	¥(153,494)

Estimated fair value of financial instruments not carried on balance sheet at fair value

	March 31, 2010		September 30, 2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions	¥17,465	¥17,465	¥16,396	¥16,396
Trading account assets, excluding derivatives	18,808	18,808	22,099	22,099
Investment securities	54,514	55,058	57,193	57,589
Loans, net of allowance for credit losses	90,870	91,812	85,319	86,422
Other financial assets	4,361	4,361	5,269	5,269
Derivative financial instruments:
Trading activities	8,855	8,855	12,373	12,373
Activities qualifying for hedges	9	9	1	1
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions	¥34,969	¥34,969	¥36,325	¥36,325
Interest-bearing deposits	117,868	117,972	117,983	118,071
Trading account liabilities, excluding derivatives	169	169	166	166
Obligations to return securities received as collateral	3,229	3,229	3,245	3,245
Due to trust account	1,560	1,560	660	660
Other short-term borrowings	6,097	6,097	6,327	6,327
Long-term debt	14,162	14,369	13,458	13,801
Other financial liabilities	3,981	3,981	4,182	4,182
Derivative financial instruments:
Trading activities	8,520	8,520	11,847	11,847
Activities qualifying for hedges	1	1	—	—

STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION
Summary of the stock acquisition rights transactions

	For the six months ended September 30, 2010
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	9,974,800	¥1
Granted	7,911,800	1
Exercised	(2,754,900)	1
Forfeited	(136,100)	1

Outstanding, end of the period	14,995,600	¥1	29.07	¥5,818

Exercisable, end of the period	—	¥—	—	¥—

Fair value assumption of the stock acquisition rights

For the six months ended September 30, 2010
Risk-free interest rate	0.23%
Expected volatility	43.97%
Expected term (in years)	4
Expected dividend yield	2.91%

BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Narrative) (Details) (JPY ¥) In Millions	1 Months Ended
Apr. 30, 2009
BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Accumulated deficit, Cumulative Effect of Change in Accounting Principle, Net of Tax	¥ 118,210

INVESTMENT SECURITIES (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010
INVESTMENT SECURITIES
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 1,642,218		¥ 1,655,812
Aggregate costs of nonmarketable equity securities	518,984		532,419
Fair value of investment securities held by certain subsidiaries	32,290		35,026
Gross realized gains on available for sale of securities	176,027	162,773
Gross realized losses on available for sale of securities	10,206	29,068
Impairment losses recognized on nonmarketable securities carried at cost	2,178	18,872
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	12,551	14,502
Other than temporary impairment losses of available for sale marketable equity securities	59,088	43,699
Other than temporary impairment loss included in investment securities gains, net	¥ 73,817	¥ 77,073
An indicator of decline in fair value below cost which results in an other than temporary decline in fair value, percentage minimum	20.00%

INVESTMENT SECURITIES (Investment securities) (Details) (JPY ¥) In Millions	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2010	Sep. 30, 2010 Securities available for sale [Member]	Mar. 31, 2010 Securities available for sale [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Japanese national government and Japanese government agency bonds [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Japanese national government and Japanese government agency bonds [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Japanese prefectural and municipal bonds [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Japanese prefectural and municipal bonds [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Foreign governments and official institutions bonds [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Foreign governments and official institutions bonds [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Corporate Bonds [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Corporate Bonds [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Residential mortgage-backed securities [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Residential mortgage-backed securities [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Commercial mortgage-backed securities [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Commercial mortgage-backed securities [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Asset-backed securities [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Asset-backed securities [Member]	Sep. 30, 2010 Securities available for sale [Member] Debt securities [Member] Other debt securities [Member]	Mar. 31, 2010 Securities available for sale [Member] Debt securities [Member] Other debt securities [Member]	Sep. 30, 2010 Securities available for sale [Member] Marketable equity securities [Member]	Mar. 31, 2010 Securities available for sale [Member] Marketable equity securities [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member] Japanese national government and Japanese government agency bonds [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member] Japanese national government and Japanese government agency bonds [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member] Japanese prefectural and municipal bonds [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member] Japanese prefectural and municipal bonds [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member] Foreign governments and official institutions bonds [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member] Foreign governments and official institutions bonds [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member] Corporate Bonds [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member] Corporate Bonds [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member] Asset-backed securities [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member] Asset-backed securities [Member]	Sep. 30, 2010 Securities being held to maturity [Member] Debt securities [Member] Other debt securities [Member]	Mar. 31, 2010 Securities being held to maturity [Member] Debt securities [Member] Other debt securities [Member]
Amortized cost		¥ 52,072,579	¥ 48,843,864	¥ 43,067,755	¥ 39,431,089	¥ 196,779	¥ 272,829	¥ 1,378,248	¥ 1,340,750	¥ 3,225,551	¥ 3,394,320	¥ 845,486	¥ 934,203	¥ 46,137	¥ 57,098	¥ 382,493	¥ 329,590	¥ 972	¥ 1,037	¥ 2,929,158	¥ 3,082,948	¥ 2,781,284	¥ 2,943,801	¥ 1,074,139	¥ 1,076,900	¥ 32,629	¥ 42,348	¥ 595,639	¥ 607,558	¥ 122,513	¥ 127,369	¥ 953,609	¥ 1,086,788	¥ 2,755	¥ 2,838
Gross unrealized gains		1,320,603	1,664,058	270,550	63,871	9,956	8,148	21,320	8,882	95,176	88,762	17,754	16,004	4	2	499	773			905,344	1,477,616	80,682	84,673	12,904	17,250	370	585	10,647	8,309	1,800	2,280	54,957	56,245	4	4
Gross unrealized losses		136,989	96,046	28,277	62,099		77	274	4,406	4,626	8,434	4,950	8,796	3,177	3,805	747	2,545			94,938	5,884	1,743	553					986	300			757	253 [1]
Estimated fair value		53,256,193	50,411,876	43,310,028	39,432,861	206,735	280,900	1,399,294	1,345,226	3,316,101	3,474,648	858,290	941,411	42,964	53,295	382,245	327,818	972	1,037	3,739,564	4,554,680	2,860,223	3,027,921	1,087,043	1,094,150	32,999	42,933	605,300	615,567	124,313	129,649	1,007,809	1,142,780	2,759	2,842
UNBC reclassification of CLOs securities available for sale to securities being held to maturity	111,895
Unrealized losses of UNBC collateralized loan obligation in accumulated other changes in equity from nonowner sources	¥ 48,914

[1]	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

INVESTMENT SECURITIES (Contractual maturities) (Details) (JPY ¥) In Millions	Sep. 30, 2010
Due in one year or less, Held-to-maturity, Amortized cost	¥ 725,567
Due from one year to five years, Held-to-maturity, Amortized cost	1,117,318
Due from five years to ten years, Held-to-maturity, Amortized cost	354,391
Due after ten years, Held-to-maturity, Amortized cost	584,008
Total, Held-to-maturity, Amortized cost	2,781,284
Due in one year or less, Held-to-maturity, Estimated fair value	731,013
Due from one year to five years, Held-to-maturity, Estimated fair value	1,137,783
Due from five years to ten years, Held-to-maturity, Estimated fair value	379,242
Due after ten years, Held-to-maturity, Estimated fair value	612,185
Total, Held-to-maturity, Estimated fair value	2,860,223
Due in one year or less, Available for sale, Estimated fair value	11,255,769
Due from one year to five years, Available for sale, Estimated fair value	31,135,276
Due from five years to ten years, Available for sale, Estimated fair value	3,089,192
Due after ten years, Available for sale, Estimated fair value	4,036,392
Total, Available for sale, Estimated fair value	¥ 49,516,629

INVESTMENT SECURITIES (Unrealized gross losses and fair value of investments, by type and length in continuous loss position) (Details) (JPY ¥) In Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
Securities available for sale [Member]
Estimated fair value, Less than 12 months	¥ 8,768,632	¥ 22,756,499
Unrealized losses, Less than 12 months	104,912	44,551
Estimated fair value, 12 months or more	1,250,566	2,245,383
Unrealized losses, 12 months or more	32,077	51,495
Estimated fair value, Total	10,019,198	25,001,882
Unrealized losses, Total	136,989	96,046
Number of securities, Total	4,287	5,849
Securities available for sale [Member] | Debt securities [Member] | Japanese national government and Japanese government agency bonds [Member]
Estimated fair value, Less than 12 months	7,451,304	21,109,870
Unrealized losses, Less than 12 months	6,569	25,459
Estimated fair value, 12 months or more	1,032,831	1,806,501
Unrealized losses, 12 months or more	21,708	36,640
Estimated fair value, Total	8,484,135	22,916,371
Unrealized losses, Total	28,277	62,099
Number of securities, Total	68	114
Securities available for sale [Member] | Debt securities [Member] | Japanese prefectural and municipal bonds [Member]
Estimated fair value, Less than 12 months		10,009
Unrealized losses, Less than 12 months		77
Estimated fair value, 12 months or more
Unrealized losses, 12 months or more
Estimated fair value, Total		10,009
Unrealized losses, Total		77
Number of securities, Total		3
Securities available for sale [Member] | Debt securities [Member] | Foreign governments and official institutions bonds [Member]
Estimated fair value, Less than 12 months	124,053	822,500
Unrealized losses, Less than 12 months	273	4,404
Estimated fair value, 12 months or more	75	138
Unrealized losses, 12 months or more	1	2
Estimated fair value, Total	124,128	822,638
Unrealized losses, Total	274	4,406
Number of securities, Total	48	122
Securities available for sale [Member] | Debt securities [Member] | Residential mortgage-backed securities [Member]
Estimated fair value, Less than 12 months	63,106	269,805
Unrealized losses, Less than 12 months	148	2,269
Estimated fair value, 12 months or more	46,718	76,545
Unrealized losses, 12 months or more	4,802	6,527
Estimated fair value, Total	109,824	346,350
Unrealized losses, Total	4,950	8,796
Number of securities, Total	83	123
Securities available for sale [Member] | Debt securities [Member] | Commercial mortgage-backed securities [Member]
Estimated fair value, Less than 12 months	4,248	2,946
Unrealized losses, Less than 12 months	130	250
Estimated fair value, 12 months or more	35,004	47,396
Unrealized losses, 12 months or more	3,047	3,555
Estimated fair value, Total	39,252	50,342
Unrealized losses, Total	3,177	3,805
Number of securities, Total	25	28
Securities available for sale [Member] | Debt securities [Member] | Asset-backed securities [Member]
Estimated fair value, Less than 12 months	1,538	12,546
Unrealized losses, Less than 12 months	50	1,672
Estimated fair value, 12 months or more	14,324	20,705
Unrealized losses, 12 months or more	697	873
Estimated fair value, Total	15,862	33,251
Unrealized losses, Total	747	2,545
Number of securities, Total	19	26
Securities available for sale [Member] | Debt securities [Member] | Corporate Bonds [Member]
Estimated fair value, Less than 12 months	372,823	431,826
Unrealized losses, Less than 12 months	3,089	4,709
Estimated fair value, 12 months or more	120,321	292,544
Unrealized losses, 12 months or more	1,537	3,725
Estimated fair value, Total	493,144	724,370
Unrealized losses, Total	4,626	8,434
Number of securities, Total	3,824	5,314
Securities available for sale [Member] | Marketable equity securities [Member]
Estimated fair value, Less than 12 months	751,560	96,997
Unrealized losses, Less than 12 months	94,653	5,711
Estimated fair value, 12 months or more	1,293	1,554
Unrealized losses, 12 months or more	285	173
Estimated fair value, Total	752,853	98,551
Unrealized losses, Total	94,938	5,884
Number of securities, Total	220	119
Securities being held to maturity [Member] | Debt securities [Member]
Estimated fair value, Less than 12 months	91,938	94,640
Unrealized losses, Less than 12 months	1,005	320
Estimated fair value, 12 months or more	110,899	138,402
Unrealized losses, 12 months or more	738	233
Estimated fair value, Total	202,837	233,042
Unrealized losses, Total	1,743	553
Number of securities, Total	226	235
Securities being held to maturity [Member] | Debt securities [Member] | Foreign governments and official institutions bonds [Member]
Estimated fair value, Less than 12 months	90,840	85,069
Unrealized losses, Less than 12 months	986	300
Estimated fair value, 12 months or more
Unrealized losses, 12 months or more
Estimated fair value, Total	90,840	85,069
Unrealized losses, Total	986	300
Number of securities, Total	4	9
Securities being held to maturity [Member] | Debt securities [Member] | Asset-backed securities [Member]
Estimated fair value, Less than 12 months	1,098	9,571
Unrealized losses, Less than 12 months	19	20
Estimated fair value, 12 months or more	110,899	138,402
Unrealized losses, 12 months or more	738	233
Estimated fair value, Total	111,997	147,973
Unrealized losses, Total	¥ 757	¥ 253
Number of securities, Total	222	226

INVESTMENT SECURITIES (Roll-forward of credit loss component recognized in earnings) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Balance at beginning of period	¥ 36,591	¥ 40,556
Initial credit impairments	8,828	12,291
Subsequent credit impairments	3,723	2,211
Realized losses for securities sold or matured	(11,908)	(14,311)
Balance at end of period	37,234	40,747
Cumulative decline in fair value of the credit impaired corporate bonds	26,613	35,942
Credit loss component of impairment losses of debt securities recognized in earnings	37,234	40,747
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources, before taxes	¥ 10,621	¥ 4,805

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2010	Mar. 31, 2010	Mar. 31, 2009
Number of past due days of loan placed on nonaccrual status with respect to loans of certain foreign banking subsidiaries	90
Impaired loans held for sale	¥ 3,669	¥ 14,524
Retained senior beneficial interest accounted for as investment securities of securitized commercial loans without recourse accounted for as trust		60,671
The amount of subordinated beneficial interests sold to investors		7,419
Subordinated beneficial interests of securitized commercial loans without recourse accounted for as trust sold			68,090
The initial fair value of the senior beneficial interests classified as Level 2 assets at the date of the securitization	57,461
Initial one month forward rate, minimum	0.33%
Initial one month forward rate, maximum	1.07%
Initial credit spread, minimum	1.73%
Initial credit spread, maximum	4.83%
Securitized senior beneficial interests [Member]
Fair value of securitized senior beneficial interests	29,193	38,227
Impaired Loans, MUFG Group [Member]
MUFG Group's impaired loans	¥ 1,943,336	¥ 1,825,852

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Loans by domicile and type of industry of borrower segment loan) (Details) (JPY ¥) In Millions	Sep. 30, 2010		Mar. 31, 2010
Domestic and Foreign
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (92,608)		¥ (99,724)
Total	86,612,964	[1]	92,185,910	[1]
Loan held for sale	94,912		102,268
Foreign Loans [Member]
Foreign
Total foreign	19,118,117		20,267,759
Foreign Loans [Member] | Banks And Other Financial Institutions [Member]
Loans by type of industry by domicile	3,099,166	[2]	2,970,470	[2]
Foreign Loans [Member] | Government And Other Official Institutions [Member]
Loans by type of industry by domicile	412,165		490,376
Foreign Loans [Member] | Commercial And Industrial [Member]
Loans by type of industry by domicile	13,133,244		14,252,704
Foreign Loans [Member] | Other [Member]
Loans by type of industry by domicile	2,473,542		2,554,209
Domestic Loans [Member]
Domestic
Total domestic	67,587,455		72,017,875
Domestic Loans [Member] | Manufacturing [Member]
Loans by type of industry by domicile	11,742,100		12,027,795
Domestic Loans [Member] | Construction [Member]
Loans by type of industry by domicile	1,317,087		1,427,933
Domestic Loans [Member] | Real Estate [Member]
Loans by type of industry by domicile	11,811,209		12,261,588
Domestic Loans [Member] | Services [Member]
Loans by type of industry by domicile	3,517,041		3,714,148
Domestic Loans [Member] | Wholesale And Retail [Member]
Loans by type of industry by domicile	8,412,260		8,597,192
Domestic Loans [Member] | Banks And Other Financial Institutions [Member]
Loans by type of industry by domicile	3,569,262	[2]	4,159,603	[2]
Domestic Loans [Member] | Communication And Information Services [Member]
Loans by type of industry by domicile	1,265,442		1,339,753
Domestic Loans [Member] | Other Industries [Member]
Loans by type of industry by domicile	7,094,992		9,393,031
Domestic Loans [Member] | Consumer [Member]
Loans by type of industry by domicile	¥ 18,858,062		¥ 19,096,832

[1]	The above table includes loans held for sale of ¥102,268 million at March 31, 2010 and ¥94,912 million at September 30, 2010 which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Summary of nonaccrual loans, restructured loans and accruing loans) (Details) (JPY ¥) In Millions	Sep. 30, 2010	Mar. 31, 2010
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Nonaccrual loans	¥ 1,286,579	¥ 1,369,009
Restructured loans	784,307	612,192
Accruing loans contractually past due 90 days or more	44,381	26,418
Total	¥ 2,115,267	¥ 2,007,619

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Principal amounts of assets and liabilities for the special purpose entity) (Details) (JPY ¥) In Millions	Sep. 30, 2010	Mar. 31, 2010
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total beneficial interest, principal amounts of commercial loans in trusts related to special purpose entity	¥ 34,899	¥ 47,605
Senior beneficial interests retained by the MUFG Group	31,060	40,791
Subordinated beneficial interest sold to investors	3,839	6,814
Total beneficial interests	¥ 34,899	¥ 47,605

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Economic assumptions for measuring fair value of the senior beneficial interests) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
LOANS AND ALLOWANCE FOR CREDIT LOSSES
One month forward rate minimum	(0.35%)	(0.20%)
One month forward rate maximum	0.90%	0.90%
Credit spread minimum	3.05%	3.11%
Credit spread maximum	7.68%	7.89%

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Sensitivities of Fair value to an immediate adverse change) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
Impact of Ten Basis Points Adverse Change [Member]
Minimum sensitivity forward rate change	99.78%	99.70%
Maximum sensitivity forward rate change	99.87%	99.91%
Impact of Twenty Basis Points Adverse Change [Member]
Minimum sensitivity forward rate change	99.56%	99.42%
Maximum sensitivity forward rate change	99.73%	99.84%
Impact Of Ten Percent Adverse Change [Member]
Minimum sensitivity credit spread change	98.48%	97.99%
Maximum sensitivity credit spread change	96.61%	99.65%
Impact Of Twenty Percent Adverse Change [Member]
Minimum sensitivity credit spread change	96.97%	96.00%
Maximum sensitivity credit spread change	99.23%	99.31%

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Summary of certain cash flows by the special purpose entity) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Cash flows from collections received on senior beneficial interests	¥ 9,730	¥ 110
Cash flows from dividends on senior beneficial interest	127	192
Service fees collected	¥ 2	¥ 1

LOANS AND ALLOWANCE FOR CREDIT LOSSES (Changes in the allowance for credit losses) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010		Sep. 30, 2009
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Balance at beginning of period	¥ 1,315,615		¥ 1,156,638
Provision for credit losses	186,314		381,196
Charge-offs	215,169		309,435
Less-Recoveries	22,250		28,440
Net charge-offs	192,919		280,995
Others	(14,739)	[1]	(1,878)	[1]
Balance at end of period	¥ 1,294,271		¥ 1,254,961

[1]	Others principally include losses (gains) from foreign exchange translation. In addition, for the six months ended September 30, 2009, others include adjustments related to the transfer of a business by a subsidiary.

GOODWILL AND OTHER INTANGIBLE ASSETS (Narrative) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Apr. 30, 2010	Apr. 16, 2010
Goodwill recognized as a result of the business acquisition by Union Bank, N.A				¥ 4,439
Core deposit intangible assets recognized as a result of the business acquisition by Union Bank, N.A			1,376
Impairment losses on intangible assets during the period	¥ 16,363	¥ 9,239

GOODWILL AND OTHER INTANGIBLE ASSETS (Goodwill, changes in the carrying amount of goodwill) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
GOODWILL AND OTHER INTANGIBLE ASSETS
Beginning goodwill before accumulated impairment	¥ 2,122,054	¥ 2,119,521
Accumulated impairment losses, beginning balance	(1,740,556)	(1,740,095)
Goodwill beginning balance	381,498	379,426
Goodwill acquired during the six months	4,439
Impairment loss		(460)
Foreign currency translation adjustments and other	(8,801)	11,798
Ending goodwill before accumulated impairment	2,117,692	2,131,319
Accumulated impairment losses, ending balance	(1,740,556)	(1,740,555)
Goodwill ending balance	¥ 377,136	¥ 390,764

GOODWILL AND OTHER INTANGIBLE ASSETS (Other Intangible Assets, net carrying amount by major class of intangible assets) (Details) (JPY ¥) In Millions	Sep. 30, 2010	Mar. 31, 2010
Total intangible assets	¥ 1,052,858	¥ 1,116,117
Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Net, Total	978,473	1,025,135
Intangible Assets Subject to Amortization [Member] | Software [Member]
Intangible assets subject to amortization, software	549,404	555,143
Intangible Assets Subject to Amortization [Member] | Core Deposit Intangibles [Member]
Intangible assets subject to amortization, core deposit	283,210	309,127
Intangible Assets Subject to Amortization [Member] | Customer Relationships [Member]
Intangible assets subject to amortization, customer relationships	101,007	107,699
Intangible Assets Subject to Amortization [Member] | Trade Names [Member]
Intangible assets subject to amortization, trade names	43,141	51,442
Intangible Assets Subject to Amortization [Member] | Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization, other	1,711	1,724
Intangible Assets Not Subject to Amortization [Member]
Total Intangible assets not subject to amortization	74,385	90,982
Intangible Assets Not Subject to Amortization [Member] | Indefinite-Lived Customer Relationships [Member]
Intangible assets not subject to amortization, customer relationships	45,162	61,491
Intangible Assets Not Subject to Amortization [Member] | Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization, trade names	4,459	4,459
Intangible Assets Not Subject to Amortization [Member] | Other Intangible assets not subject to amortization [Member]
Intangible assets not subject to amortization, other	¥ 24,764	¥ 25,032

PLEDGED ASSETS (Narrative) (Details) (JPY ¥) In Millions	Sep. 30, 2010	Mar. 31, 2010
PLEDGED ASSETS
Investment securities, pledged as collateral for acting as a collection agent for public funds	¥ 14,858,250
Cash collateral paid for derivative transactions included in other assets	682,156	634,299
Cash collateral received for derivative transactions included in other liabilities	¥ 338,213	¥ 260,233

PLEDGED ASSETS (Assets) (Details) (JPY ¥) In Millions	Sep. 30, 2010
PLEDGED ASSETS
Trading account securities	¥ 11,485,547
Investment securities	3,845,853
Loans	4,830,620
Other	52,611
Total	¥ 20,214,631

PLEDGED ASSETS (Liability) (Details) (JPY ¥) In Millions	Sep. 30, 2010
PLEDGED ASSETS
Deposits	¥ 423,276
Call money and funds purchased	444,222
Payables under repurchase agreements and securities lending transactions	12,287,524
Other short-term borrowings and long-term debt	7,008,796
Other	50,813
Total	¥ 20,214,631

SEVERANCE INDEMNITIES AND PENSION PLANS (Components of net periodic costs of pension benefits) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Domestic subsidiaries, Pension benefits and SIP [Member]
Service cost-benefits earned during the period	¥ 19,337	¥ 20,801
Interest costs on projected benefit obligation	16,947	14,688
Expected return on plan assets	(28,427)	(24,934)
Amortization of net actuarial loss	7,019	26,953
Amortization of prior service cost (benefit)	(5,230)	(4,254)
Amortization of net obligation (asset) at transition		(1)
Loss on settlement and curtailment	2,269	2,361
Net periodic benefit cost	11,915	35,614
Foreign offices and subsidiaries, Pension benefits [Member]
Service cost-benefits earned during the period	3,181	3,220
Interest costs on projected benefit obligation	5,642	5,326
Expected return on plan assets	(7,869)	(7,805)
Amortization of net actuarial loss	1,864	728
Amortization of prior service cost (benefit)	17	21
Amortization of net obligation (asset) at transition
Loss on settlement and curtailment
Net periodic benefit cost	2,835	1,490
Foreign offices and subsidiaries, Other benefits [Member]
Service cost-benefits earned during the period	471	510
Interest costs on projected benefit obligation	684	662
Expected return on plan assets	(565)	(478)
Amortization of net actuarial loss	259	419
Amortization of prior service cost (benefit)	(32)	(36)
Amortization of net obligation (asset) at transition	60	63
Loss on settlement and curtailment
Net periodic benefit cost	¥ 877	¥ 1,140

SEVERANCE INDEMNITIES AND PENSION PLANS (Contribution to the plan assets) (Details) (JPY ¥) In Billions	6 Months Ended
	Mar. 31, 2011	Sep. 30, 2010
Foreign offices and subsidiaries, Pension benefits [Member]
For the six months ended September 30, 2010		¥ 10.5
For the remainder of the fiscal year ending March 31, 2011	1.8
Domestic subsidiaries, Pension benefits and SIP [Member]
For the six months ended September 30, 2010		16.1
For the remainder of the fiscal year ending March 31, 2011	17
Foreign offices and subsidiaries, Other benefits [Member]
For the six months ended September 30, 2010		0.6
For the remainder of the fiscal year ending March 31, 2011	¥ 0.6

PREFERRED STOCK (Narrative) (Details) (JPY ¥) In Millions, except Share data	Sep. 30, 2010	Mar. 31, 2010	Sep. 30, 2010 Class 1 [Member]	Mar. 31, 2010 Class 1 [Member]	Sep. 30, 2010 Class 3 [Member]	Apr. 01, 2010 Class 3 [Member]	Mar. 31, 2010 Class 3 [Member]	Sep. 30, 2010 Class 5 [Member]	Mar. 31, 2010 Class 5 [Member]
Preferred stock, value	¥ 442,100	¥ 442,100	¥ 122,100	¥ 122,100	¥ 125,000		¥ 125,000	¥ 195,000	¥ 195,000
Preferred stock, shares acquired						100,000,000
Preferred stock, shares cancellation						100,000,000

PREFERRED STOCK (Preferred stock authorized, issued and outstanding) (Details) (JPY ¥) In Millions, except Share data	Sep. 30, 2010	Mar. 31, 2010
Aggregate amount of liquidation preference	¥ 390,001	¥ 640,001
Class 3 [Member]
Number of shares-authorized	120,000,000	120,000,000
Number of shares-outstanding		100,000,000
Aggregate amount of liquidation preference		250,000
Class 5 [Member]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding	156,000,000	156,000,000
Aggregate amount of liquidation preference	390,000	390,000
Class 6 [Member]
Number of shares-authorized	200,000,000	200,000,000
Class 7 [member]
Number of shares-authorized	200,000,000	200,000,000
Class 11 [Member]
Number of shares-authorized	1,000	1,000
Number of shares-outstanding	1,000	1,000
Aggregate amount of liquidation preference	¥ 1	¥ 1

NONCONTROLLING INTERESTS (Change in MUFG's Ownership Interests in Subsidiaries) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
NONCONTROLLING INTERESTS ABSTRACT
Net income attributable to Mitsubishi UFJ Financial Group	¥ 591,531	¥ 420,320
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Conversion of preferred stock to common stock issued by a subsidiary		(641)
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with securities joint venture (Note 17)	20,550
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Other	39	18
Net transfers from (to) noncontrolling interests	20,589	(623)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders	¥ 612,120	¥ 419,697

EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG (Narrative) (Details) In Thousands	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Weighted average number of MUFG's common shares, Basic	14,133,196	11,635,636
Weighted average number of MUFG's common shares, Diluted	14,144,658	11,642,506
Class 11 Preferred Stock [Member]
Preferred stock conversion price	865.9	888.4

DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) (JPY ¥)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2010	Mar. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS
Weighted average remaining life of currently active cash flow hedges, years	2.8
Estimated cash flow hedge gain (loss) reclassified to earnings, net		¥ 400,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, carrying value			19,000,000,000	12,000,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, notional value			2,685,000,000,000	2,948,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, fair value			4,600,000,000,000	3,300,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral			381,000,000,000	295,000,000,000
Derivative instruments, contingent additional collateral			187,000,000,000	170,000,000,000
Derivative instruments, contingent termination payments			¥ 97,000,000,000	¥ 73,000,000,000

DERIVATIVE FINANCIAL INSTRUMENTS (Summary of notional amount of derivative contracts) (Details) (JPY ¥) In Trillions	Sep. 30, 2010		Mar. 31, 2010
Interest rate contracts [Member]
Notional Amount of Derivatives	¥ 774.7	[1]	¥ 692.2	[1]
Foreign exchange contracts [Member]
Notional Amount of Derivatives	114.6	[1]	112.7	[1]
Equity contracts [Member]
Notional Amount of Derivatives	2.2	[1]	2	[1]
Commodity contracts [Member]
Notional Amount of Derivatives	1.6	[1]	1.4	[1]
Credit Derivatives [Member]
Notional Amount of Derivatives	7	[1]	7.9	[1]
Other Derivatives [Member]
Notional Amount of Derivatives	1.1	[1]	1.1	[1]
Total Derivatives [Member]
Notional Amount of Derivatives	¥ 901.2	[1]	¥ 817.3	[1]

[1]	Includes both written and purchased protection.

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of derivative instruments in condensed consolidated balance sheets) (Details) (JPY ¥) In Billions	Sep. 30, 2010		Mar. 31, 2010
Interest rate contracts [Member]
Fair value of derivative assets not designated as hedges	¥ 9,190	[1],[2],[3]	¥ 6,372	[1],[2],[3]
Fair value of derivative assets designated as hedges	1	[1],[2],[4]	9	[1],[2],[4]
Fair value of derivative assets	9,191	[1],[2],[5]	6,381	[1],[2],[5]
Fair value of derivative liabilities not designated as hedges	8,971	[1],[2],[3]	6,118	[1],[2],[3]
Fair value of derivative liabilities designated as hedges			1	[1],[2],[4]
Fair value of derivative liabilities	8,971	[1],[2],[5]	6,119	[1],[2],[5]
Foreign exchange contracts [Member]
Fair value of derivative assets not designated as hedges	2,936	[1],[2],[3]	2,200	[1],[2],[3]
Fair value of derivative assets	2,936	[1],[2],[5]	2,200	[1],[2],[5]
Fair value of derivative liabilities not designated as hedges	2,659	[1],[2],[3]	2,094	[1],[2],[3]
Fair value of derivative liabilities	2,659	[1],[2],[5]	2,094	[1],[2],[5]
Equity contracts [Member]
Fair value of derivative assets not designated as hedges	61	[1],[2],[3]	46	[1],[2],[3]
Fair value of derivative assets	61	[1],[2],[5]	46	[1],[2],[5]
Fair value of derivative liabilities not designated as hedges	80	[1],[2],[3]	121	[1],[2],[3]
Fair value of derivative liabilities	80	[1],[2],[5]	121	[1],[2],[5]
Commodity contracts [Member]
Fair value of derivative assets not designated as hedges	131	[1],[2],[3]	172	[1],[2],[3]
Fair value of derivative assets	131	[1],[2],[5]	172	[1],[2],[5]
Fair value of derivative liabilities not designated as hedges	89	[1],[2],[3]	118	[1],[2],[3]
Fair value of derivative liabilities	89	[1],[2],[5]	118	[1],[2],[5]
Credit Derivatives [Member]
Fair value of derivative assets not designated as hedges	55	[1],[2],[3]	65	[1],[2],[3]
Fair value of derivative assets	55	[1],[2],[5]	65	[1],[2],[5]
Fair value of derivative liabilities not designated as hedges	48	[1],[2],[3]	69	[1],[2],[3]
Fair value of derivative liabilities	48	[1],[2],[5]	69	[1],[2],[5]
Other Derivatives [Member]
Fair value of derivative liabilities not designated as hedges	(100)	[1],[2],[3],[6]	(108)	[1],[2],[3],[6]
Fair value of derivative liabilities	(100)	[1],[2],[5],[6]	(108)	[1],[2],[5],[6]
Total derivative assets [Member]
Fair value of derivative assets not designated as hedges	12,373	[1],[2],[3]	8,855	[1],[2],[3]
Fair value of derivative assets designated as hedges	1	[1],[2],[4]	9	[1],[2],[4]
Fair value of derivative assets	12,374	[1],[2],[5]	8,864	[1],[2],[5]
Total derivative liabilities [Member]
Fair value of derivative liabilities not designated as hedges	11,747	[1],[2],[3]	8,412	[1],[2],[3]
Fair value of derivative liabilities designated as hedges			1	[1],[2],[4]
Fair value of derivative liabilities	¥ 11,747	[1],[2],[5]	¥ 8,413	[1],[2],[5]

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 15.
[3]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
[4]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
[5]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[6]	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of gains and losses for trading and risk management derivatives) (Details) (JPY ¥) In Billions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Gains and losses recognized for trading and risk management derivatives	¥ 352	¥ 59
Foreign exchange contracts [Member] | Foreign exchange gains (losses) net [Member]
Gains and losses recognized for trading and risk management derivatives	159	123
Other Derivatives [Member] | Foreign exchange gains (losses) net [Member]
Gains and losses recognized for trading and risk management derivatives		(2)
Foreign exchange gains (losses) net [Member]
Gains and losses recognized for trading and risk management derivatives	159	121
Interest rate contracts [Member] | Trading account profits (losses)-net [Member]
Gains and losses recognized for trading and risk management derivatives	113	108
Equity contracts [Member] | Trading account profits (losses)-net [Member]
Gains and losses recognized for trading and risk management derivatives	102	(132)
Commodity contracts [Member] | Trading account profits (losses)-net [Member]
Gains and losses recognized for trading and risk management derivatives	(1)	18
Credit Derivatives [Member] | Trading account profits (losses)-net [Member]
Gains and losses recognized for trading and risk management derivatives	(7)	(77)
Other Derivatives [Member] | Trading account profits (losses)-net [Member]
Gains and losses recognized for trading and risk management derivatives	(14)	21
Trading account profits (losses)-net [Member]
Gains and losses recognized for trading and risk management derivatives	193	(62)
Interest rate contracts [Member]
Gains and losses recognized for trading and risk management derivatives	113	108
Foreign exchange contracts [Member]
Gains and losses recognized for trading and risk management derivatives	159	123
Equity contracts [Member]
Gains and losses recognized for trading and risk management derivatives	102	(132)
Commodity contracts [Member]
Gains and losses recognized for trading and risk management derivatives	(1)	18
Credit Derivatives [Member]
Gains and losses recognized for trading and risk management derivatives	(7)	(77)
Other Derivatives [Member]
Gains and losses recognized for trading and risk management derivatives	¥ (14)	¥ 19

DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of gains and losses for derivatives designated as cash flow hedges) (Details) (JPY ¥) In Billions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)	¥ (1)	¥ 3
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)	3	6
Interest Income [Member]
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)	3	6
Interest rate contracts [Member]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)	¥ (1)	¥ 3

DERIVATIVE FINANCIAL INSTRUMENTS (Summary of protection sold through credit default swaps and credit-linked notes) (Details) (JPY ¥) In Millions	Sep. 30, 2010		Mar. 31, 2010
Investment grade [Member] | Single name credit default swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	¥ 633,854	[1]	¥ 611,227	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,811,098	[1]	1,990,256	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	51,748	[1]	46,345	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,496,700	[1]	2,647,828	[1]
Credit default swaps, estimated fair value	(17,788)	[1],[2]	(13,822)	[1],[2]
Investment grade [Member] | Index and basket credit default swaps held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	91,630	[1]	80,460	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	85,945	[1]	177,249	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	92,486	[1]	149,174	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	270,061	[1]	406,883	[1]
Credit default swaps, estimated fair value	1,052	[1],[2]	923	[1],[2]
Investment grade [Member] | Index and basket credit default swaps held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	13,924	[1]	980	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	314,149	[1]	298,140	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	6,000	[1]	4,000	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	334,073	[1]	303,120	[1]
Credit default swaps, estimated fair value	(6,919)	[1],[2]	(5,380)	[1],[2]
Non-investment grade [Member] | Single name credit default swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	75,716		66,900
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	153,815		173,671
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	252		279
Credit default swaps sold, maximum potential/notional amount of future payment, Total	229,783		240,850
Credit default swaps, estimated fair value	883	[2]	4,035	[2]
Non-investment grade [Member] | Index and basket credit default swaps held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			71,950
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	61,543		45,017
Credit default swaps sold, maximum potential/notional amount of future payment, Total	61,543		116,967
Credit default swaps, estimated fair value	951	[2]	1,656	[2]
Non-investment grade [Member] | Index and basket credit default swaps held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	46,458		30,867
Credit default swaps sold, maximum potential/notional amount of future payment, Total	46,458		30,867
Credit default swaps, estimated fair value	411	[2]	455	[2]
Not rated [Member] | Single name credit default swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	8,136		5,499
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	11,768		11,334
Credit default swaps sold, maximum potential/notional amount of future payment, Total	19,904		16,833
Credit default swaps, estimated fair value	(19)	[2]	13	[2]
Not rated [Member] | Index and basket credit default swaps held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			10,420
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	9,036
Credit default swaps sold, maximum potential/notional amount of future payment, Total	9,036		10,420
Credit default swaps, estimated fair value	(84)	[2]	(25)	[2]
Not rated [Member] | Index and basket credit default swaps held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,346		35,116
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,346		35,116
Credit default swaps, estimated fair value	66	[2]	(926)	[2]
Normal [Member] | Index and basket credit default swaps held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	12,000		30,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	12,000		30,000
Credit default swaps, estimated fair value	(53)	[2]	(103)	[2]
Close Watch [Member] | Index and basket credit default swaps held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			3,000	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total			3,000	[3]
Credit default swaps, estimated fair value			26	[2],[3]
Single name credit default swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	717,706		683,626
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,976,681		2,175,261
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	52,000		46,624
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,746,387		2,905,511
Credit default swaps, estimated fair value	(16,924)	[2]	(9,774)	[2]
Index and basket credit default swaps held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	91,630		162,830
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	156,524		222,266
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	92,486		149,174
Credit default swaps sold, maximum potential/notional amount of future payment, Total	340,640		534,270
Credit default swaps, estimated fair value	1,919	[2]	2,554	[2]
Index and basket credit default swaps held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	13,924		980
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	362,953		364,123
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	6,000		4,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	382,877		369,103
Credit default swaps, estimated fair value	(6,442)	[2]	(5,851)	[2]
Index and basket credit default swaps held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	12,000		33,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	12,000		33,000
Credit default swaps, estimated fair value	(53)	[2]	(77)	[2]
Total index and basket credit default swaps sold [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	117,554		196,810
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	519,477		586,389
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	98,486		153,174
Credit default swaps sold, maximum potential/notional amount of future payment, Total	735,517		936,373
Credit default swaps, estimated fair value	(4,576)	[2]	(3,374)	[2]
Total credit default swaps sold [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	835,260		880,436
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,496,158		2,761,650
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	150,486		199,798
Credit default swaps sold, maximum potential/notional amount of future payment, Total	3,481,904		3,841,884
Credit default swaps, estimated fair value	(21,500)	[2]	(13,148)	[2]
Credit-linked notes [Member]
Credit-linked notes, maximum potential/notional amount of future payment expiring in 1-5 years	40,520	[4]	39,240	[4]
Credit-linked notes, maximum potential/notional amount of future payment expiring in more than 5 years	113,957	[4]	195,005	[4]
Credit-linked notes, maximum potential/notional amount of future payment, Total	154,477	[4]	234,245	[4]
Credit-linked notes, estimated fair value	¥ (131,569)	[2],[4]	¥ (199,863)	[2],[4]

[1]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[2]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[3]	Reference entities classified as "Close Watch" require close scrutiny because their business performance is unstable or their financial condition is unfavorable.
[4]	Fair value amounts shown represent the fair value of the hybrid instruments.

OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS (Contractual or notional amounts of guarantees) (Details) (JPY ¥) In Billions	Sep. 30, 2010		Mar. 31, 2010
Maximum potential/contractual or notional amount	¥ 5,617		¥ 6,465
Maximum potential/contractual or notional amount	101,047		93,322
Standby letters of credit and financial guarantees [Member]
Maximum potential/contractual or notional amount	3,535		4,223
Performance guarantees [Member]
Maximum potential/contractual or notional amount	2,082		2,242
Derivative instruments [Member]
Maximum potential/contractual or notional amount	90,825	[1]	81,244	[1]
Guarantees for repayment of trust principal [Member]
Maximum potential/contractual or notional amount			1,104	[2]
Liabilities of trust accounts [Member]
Maximum potential/contractual or notional amount	4,465		4,326
Other guarantees [Member]
Maximum potential/contractual or notional amount	¥ 140		¥ 183

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at September 30, 2010. For further details regarding the application and impact of the new guidance, see Note 13.

OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS (Maximum potential amount of future payments) (Details) (JPY ¥) In Billions	9 Months Ended		12 Months Ended
	Sep. 30, 2010		Mar. 31, 2010
Maximum potential/Contractual or Notional amount by borrower grade, normal	¥ 5,275		¥ 6,049
Maximum potential/Contractual or Notional amount by borrower grade, close watch	293	[1]	356	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	18	[2]	19	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	31		41
Maximum potential /Contractual or Notional amount	5,617		6,465
Standby letters of credit and financial guarantees [Member]
Maximum potential/Contractual or Notional amount by borrower grade, normal	3,266		3,876
Maximum potential/Contractual or Notional amount by borrower grade, close watch	238	[1]	301	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	16	[2]	17	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	15		29
Maximum potential /Contractual or Notional amount	3,535		4,223
Performance guarantees [Member]
Maximum potential/Contractual or Notional amount by borrower grade, normal	2,009		2,173
Maximum potential/Contractual or Notional amount by borrower grade, close watch	55	[1]	55	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	2	[2]	2	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	16		12
Maximum potential /Contractual or Notional amount	¥ 2,082		¥ 2,242

[1]	Borrowers classified as "Close watch" require close scrutiny because their business performances are unstable or their financial conditions are unfavorable.
[2]	Borrowers classified as "Likely to become bankrupt" are not yet bankrupt, but are in financial difficulty with slow progress in achieving their business restructuring plans or are likely to bankrupt in the future.

OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE-SHEET INSTRUMENTS (Contractual amounts of other off-balance-sheet instruments) (Details) (JPY ¥) In Billions	Sep. 30, 2010	Mar. 31, 2010
Commercial letters of credit [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 612	¥ 628
Commitments to Make Investments [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	117	126
Commitments to Extend Credit [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	59,809	61,020
Other [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 26	¥ 6

CONTINGENT LIABILITES (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Jun. 18, 2010	Mar. 31, 2010
CONTINGENT LIABILITES
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone Minimum interest rates stipulated by the Interest Rate Restriction law			15.00%
Gray-zone Maximum interest rates stipulated by the Interest Rate Restriction law			20.00%
Allowance for repayment of excess interest	¥ 73,494			¥ 84,216
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 27,085	¥ 3,447

VARIABLE INTEREST ENTITIES (Narrative) (Details) (JPY ¥) In Millions	Sep. 30, 2010	Apr. 01, 2010	Mar. 31, 2010
VARIABLE INTEREST ENTITIES
Amount of cash and due from banks and interest-earning deposits in other banks eliminated for consolidated variable interest entities			¥ 125,813
Amount of trading account assets eliminated for consolidated variable interest entities	3,673		711
Amount of investment securities eliminated for consolidated variable interest entities	12,271		415
Amount of loans eliminated for consolidated variable interest entities	994,044		193,953
Amount of all other assets eliminated for consolidated variable interest entities	9,257		7,414
Amount of other short-term borrowings eliminated for consolidated variable interest entities	3,103,148		3,335,342
Amount of long-term debt eliminated for consolidated variable interest entities	1,331,799		1,518,273
Amount of all other liabilities eliminated for consolidated variable interest entities	64,685		57,591
Amount of cash and due from banks eliminated for consolidated variable interest entities	30,456
Amount of interest-earning deposits in other banks for consolidated variable interest entities	78,582
Net increase in consolidated assets resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010		237,008
Net increase in consolidated shareholders' equity attributable to noncontrolling interest resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010		19,551
Net increase in consolidated liabilities resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities guidance as of April 1, 2010		214,887
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities guidance as of April 1, 2010		¥ 1,408

VARIABLE INTEREST ENTITIES (Consolidated) (Details) (JPY ¥)	Sep. 30, 2010	Mar. 31, 2010
Total consolidated assets of consolidated variable interest entities	¥ 10,347,695,000,000	¥ 9,682,470,000,000
Trading account assets of consolidated variable interest entities	1,181,453,000,000	1,222,520,000,000
Cash of consolidated variable interest entities		163,224,000,000
Cash and due from banks of consolidated variable interest entities	57,755,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	94,708,000,000
Investment securities of consolidated variable interest entities	463,103,000,000	340,096,000,000
Loans of consolidated variable interest entities	8,215,240,000,000	7,685,524,000,000
All other assets of consolidated variable interest entities	335,436,000,000	271,106,000,000
Total consolidated liabilities of consolidated variable interest entities	9,038,691,000,000	8,389,820,000,000
Other short-term borrowing of consolidated variable interest entities	4,401,767,000,000	4,677,258,000,000
Long-term borrowing of consolidated variable interest entities	3,134,403,000,000	3,327,421,000,000
Deposits of consolidated variable interest entities	1,022,097,000,000
All other liabilities of consolidated variable interest entities	480,424,000,000	385,141,000,000
Asset-backed conduits [Member]
Total consolidated assets of consolidated variable interest entities	4,926,040,000,000	5,185,451,000,000
Trading account assets of consolidated variable interest entities	3,077,000,000	949,000,000
Cash of consolidated variable interest entities		83,516,000,000
Cash and due from banks of consolidated variable interest entities	27,767,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	42,956,000,000
Investment securities of consolidated variable interest entities	347,983,000,000	305,942,000,000
Loans of consolidated variable interest entities	4,496,477,000,000	4,786,104,000,000
All other assets of consolidated variable interest entities	7,780,000,000	8,940,000,000
Total consolidated liabilities of consolidated variable interest entities	4,929,391,000,000	5,193,733,000,000
Other short-term borrowing of consolidated variable interest entities	4,274,619,000,000	4,534,058,000,000
Long-term borrowing of consolidated variable interest entities	258,494,000,000	340,999,000,000
All other liabilities of consolidated variable interest entities	396,278,000,000	318,676,000,000
Special purpose entities created for structured financing [Member]
Total consolidated assets of consolidated variable interest entities	163,079,000,000	199,005,000,000
Cash of consolidated variable interest entities		1,831,000,000
Cash and due from banks of consolidated variable interest entities	530,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	1,409,000,000
Investment securities of consolidated variable interest entities	1,982,000,000	2,025,000,000
Loans of consolidated variable interest entities	151,231,000,000	191,868,000,000
All other assets of consolidated variable interest entities	7,927,000,000	3,281,000,000
Total consolidated liabilities of consolidated variable interest entities	161,140,000,000	199,432,000,000
Other short-term borrowing of consolidated variable interest entities	19,698,000,000	26,352,000,000
Long-term borrowing of consolidated variable interest entities	140,847,000,000	172,871,000,000
All other liabilities of consolidated variable interest entities	595,000,000	209,000,000
Investment funds [Member]
Total consolidated assets of consolidated variable interest entities	1,376,455,000,000	1,383,520,000,000
Trading account assets of consolidated variable interest entities	1,153,045,000,000	1,174,889,000,000
Cash of consolidated variable interest entities		45,890,000,000
Cash and due from banks of consolidated variable interest entities	29,221,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	15,430,000,000
Investment securities of consolidated variable interest entities	16,009,000,000	19,114,000,000
Loans of consolidated variable interest entities	1,546,000,000	1,670,000,000
All other assets of consolidated variable interest entities	161,204,000,000	141,957,000,000
Total consolidated liabilities of consolidated variable interest entities	53,897,000,000	64,791,000,000
Other short-term borrowing of consolidated variable interest entities	1,453,000,000	717,000,000
Long-term borrowing of consolidated variable interest entities	18,937,000,000	31,070,000,000
All other liabilities of consolidated variable interest entities	33,507,000,000	33,004,000,000
Repackaged instruments [Member]
Total consolidated assets of consolidated variable interest entities	36,523,000,000	55,047,000,000
Trading account assets of consolidated variable interest entities	24,264,000,000	42,032,000,000
Investment securities of consolidated variable interest entities	12,259,000,000	13,015,000,000
Total consolidated liabilities of consolidated variable interest entities	36,470,000,000	55,319,000,000
Other short-term borrowing of consolidated variable interest entities	1,916,000,000
Long-term borrowing of consolidated variable interest entities	34,196,000,000	54,743,000,000
All other liabilities of consolidated variable interest entities	358,000,000	576,000,000
Securitization of the MUFG group's assets [Member]
Total consolidated assets of consolidated variable interest entities	2,642,020,000,000	2,692,795,000,000
Trading account assets of consolidated variable interest entities		3,851,000,000
Cash of consolidated variable interest entities		213,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	209,000,000
Loans of consolidated variable interest entities	2,524,375,000,000	2,603,024,000,000
All other assets of consolidated variable interest entities	117,436,000,000	85,707,000,000
Total consolidated liabilities of consolidated variable interest entities	2,656,390,000,000	2,710,615,000,000
Other short-term borrowing of consolidated variable interest entities	8,000,000,000	13,000,000,000
Long-term borrowing of consolidated variable interest entities	2,646,959,000,000	2,696,043,000,000
All other liabilities of consolidated variable interest entities	1,431,000,000	1,572,000,000
Trust Arrangements [Member]
Total consolidated assets of consolidated variable interest entities	1,040,042,000,000
Trading account assets of consolidated variable interest entities	258,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	2,492,000,000
Investment securities of consolidated variable interest entities	84,741,000,000
Loans of consolidated variable interest entities	947,312,000,000
All other assets of consolidated variable interest entities	5,239,000,000
Total consolidated liabilities of consolidated variable interest entities	1,038,725,000,000
Deposits of consolidated variable interest entities	1,022,097,000,000
All other liabilities of consolidated variable interest entities	16,628,000,000
Others [Member]
Total consolidated assets of consolidated variable interest entities	163,536,000,000	166,652,000,000
Trading account assets of consolidated variable interest entities	809,000,000	799,000,000
Cash of consolidated variable interest entities		31,774,000,000
Cash and due from banks of consolidated variable interest entities	237,000,000
Interest-earning deposits in other banks of consolidated variable interest entities	32,212,000,000
Investment securities of consolidated variable interest entities	129,000,000
Loans of consolidated variable interest entities	94,299,000,000	102,858,000,000
All other assets of consolidated variable interest entities	35,850,000,000	31,221,000,000
Total consolidated liabilities of consolidated variable interest entities	162,678,000,000	165,930,000,000
Other short-term borrowing of consolidated variable interest entities	96,081,000,000	103,131,000,000
Long-term borrowing of consolidated variable interest entities	34,970,000,000	31,695,000,000
All other liabilities of consolidated variable interest entities	¥ 31,627,000,000	¥ 31,104,000,000

VARIABLE INTEREST ENTITIES (Significant non-consolidated) (Details) (JPY ¥)	Sep. 30, 2010		Mar. 31, 2010
On-balance sheet assets, total	¥ 5,448,571,000,000		¥ 5,971,833,000,000
Total assets of significant non-consolidated variable interest entities	48,285,169,000,000		77,748,390,000,000
Maximum exposure	6,463,386,000,000		7,583,332,000,000
On-balance sheet assets, trading account assets	576,756,000,000	[1]	580,046,000,000	[1]
On-balance sheet assets, investment securities	1,211,863,000,000	[1]	1,387,523,000,000	[1]
On-balance sheet assets, loans	3,645,568,000,000		3,976,993,000,000
On-balance sheet assets, other assets	14,384,000,000		27,271,000,000
On-balance sheet liabilities, total	5,800,000,000		5,547,000,000
On-balance sheet liabilities, all other liabilities	5,800,000,000		5,547,000,000
Asset-backed conduits [Member]
On-balance sheet assets, total	1,100,390,000,000		1,073,035,000,000
Total assets of significant non-consolidated variable interest entities	4,265,818,000,000		5,060,968,000,000
Maximum exposure	1,662,397,000,000		1,972,562,000,000
On-balance sheet assets, trading account assets	1,439,000,000		1,375,000,000
On-balance sheet assets, investment securities	117,848,000,000		77,742,000,000
On-balance sheet assets, loans	981,103,000,000		993,918,000,000
Investment funds [Member]
On-balance sheet assets, total	752,679,000,000		810,295,000,000
Total assets of significant non-consolidated variable interest entities	6,655,523,000,000		15,681,299,000,000
Maximum exposure	756,165,000,000		833,828,000,000
On-balance sheet assets, trading account assets	423,763,000,000		298,264,000,000	[1]
On-balance sheet assets, investment securities	138,437,000,000		177,638,000,000	[1]
On-balance sheet assets, loans	181,833,000,000		319,712,000,000
On-balance sheet assets, other assets	8,646,000,000		14,681,000,000
Special purpose entities created for structured financing [Member]
On-balance sheet assets, total	1,549,149,000,000		1,596,711,000,000
Total assets of significant non-consolidated variable interest entities	10,829,544,000,000		12,022,760,000,000
Maximum exposure	1,747,264,000,000		1,834,411,000,000
On-balance sheet assets, trading account assets	28,740,000,000		20,858,000,000
On-balance sheet assets, investment securities	67,343,000,000		83,563,000,000
On-balance sheet assets, loans	1,447,328,000,000		1,479,700,000,000
On-balance sheet assets, other assets	5,738,000,000		12,590,000,000
Repackaged instruments [Member]
On-balance sheet assets, total	1,014,818,000,000		1,426,517,000,000
Total assets of significant non-consolidated variable interest entities	16,722,622,000,000		36,848,306,000,000
Maximum exposure	1,021,633,000,000		1,430,813,000,000
On-balance sheet assets, trading account assets	113,116,000,000		256,111,000,000
On-balance sheet assets, investment securities	575,442,000,000		716,754,000,000
On-balance sheet assets, loans	326,260,000,000		453,652,000,000
Trust Arrangements [Member]
On-balance sheet assets, total	28,768,000,000
Total assets of significant non-consolidated variable interest entities	31,305,000,000
Maximum exposure	29,905,000,000
On-balance sheet assets, loans	28,768,000,000
On-balance sheet liabilities, total	5,800,000,000
On-balance sheet liabilities, all other liabilities	5,800,000,000
Others [Member]
On-balance sheet assets, total	1,002,767,000,000		1,065,275,000,000
Total assets of significant non-consolidated variable interest entities	9,780,357,000,000		8,135,057,000,000
Maximum exposure	1,246,022,000,000		1,511,718,000,000
On-balance sheet assets, trading account assets	9,698,000,000		3,438,000,000
On-balance sheet assets, investment securities	312,793,000,000		331,826,000,000
On-balance sheet assets, loans	680,276,000,000		730,011,000,000
On-balance sheet liabilities, total			5,547,000,000
On-balance sheet liabilities, all other liabilities			¥ 5,547,000,000

[1]	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows:

BUSINESS SEGMENTS (Segments - Net Revenue, Operating Expenses and Operating Profit/(Loss)) (Details) (JPY ¥) In Billions	6 Months Ended
	Sep. 30, 2010		Sep. 30, 2009
Net revenue	¥ 1,879.9		¥ 1,816.2
BTMU and MUTB, net revenue	1,200.6		1,059
BTMU and MUTB, net interest income	682.3		733.3
BTMU and MUTB, net fees	259.6		274.9
BTMU and MUTB, other revenue	258.7		50.8
Other than BTMU and MUTB, net revenue	679.3	[1]	757.2	[1]
Operating expenses	1,080.5		1,121.9
Operating profit (loss)	799.4		694.3
Total Domestic and Overseas [Member] | Integrated Corporate Banking Business Group [Member]
Net revenue	768.4		763.9
BTMU and MUTB, net revenue	513		478.3
BTMU and MUTB, net interest income	279.1		290.6
BTMU and MUTB, net fees	199.2		219.8
BTMU and MUTB, other revenue	34.7		(32.1)
Other than BTMU and MUTB, net revenue	255.4	[1]	285.6	[1]
Operating expenses	446.5		443.9
Operating profit (loss)	321.9		320
Overseas [Member] | Integrated Corporate Banking Business Group [Member] | Other Than UNBC [Member]
Net revenue	158.4		173.6
BTMU and MUTB, net revenue	114.7		106.2
BTMU and MUTB, net interest income	60.4		69.1
BTMU and MUTB, net fees	47.3		54.7
BTMU and MUTB, other revenue	7		(17.6)
Other than BTMU and MUTB, net revenue	43.7	[1]	67.4	[1]
Operating expenses	103.3		100.7
Operating profit (loss)	55.1		72.9
Overseas [Member] | Integrated Corporate Banking Business Group [Member] | UNBC [Member]
Net revenue	141.2		135.5
Other than BTMU and MUTB, net revenue	141.2	[1]	135.5	[1]
Operating expenses	91		85.8
Operating profit (loss)	50.2		49.7
Integrated Corporate Banking Business Group [Member] | Domestic [Member]
Net revenue	468.8		454.8
BTMU and MUTB, net revenue	398.3		372.1
BTMU and MUTB, net interest income	218.7		221.5
BTMU and MUTB, net fees	151.9		165.1
BTMU and MUTB, other revenue	27.7		(14.5)
Other than BTMU and MUTB, net revenue	70.5	[1]	82.7	[1]
Operating expenses	252.2		257.4
Operating profit (loss)	216.6		197.4
Integrated Corporate Banking Business Group [Member] | Overseas Total [Member]
Net revenue	299.6		309.1
BTMU and MUTB, net revenue	114.7		106.2
BTMU and MUTB, net interest income	60.4		69.1
BTMU and MUTB, net fees	47.3		54.7
BTMU and MUTB, other revenue	7		(17.6)
Other than BTMU and MUTB, net revenue	184.9	[1]	202.9	[1]
Operating expenses	194.3		186.5
Operating profit (loss)	105.3		122.6
Integrated Retail Banking Business Group [Member]
Net revenue	681.8		725.9
BTMU and MUTB, net revenue	318.2		331.4
BTMU and MUTB, net interest income	257		276.9
BTMU and MUTB, net fees	57		48.2
BTMU and MUTB, other revenue	4.2		6.3
Other than BTMU and MUTB, net revenue	363.6	[1]	394.5	[1]
Operating expenses	476.1		500.5
Operating profit (loss)	205.7		225.4
Integrated Trust Assets Business Group [Member]
Net revenue	78		78.1
BTMU and MUTB, net revenue	29.8		30.7
BTMU and MUTB, net fees	29.8		30.7
Other than BTMU and MUTB, net revenue	48.2	[1]	47.4	[1]
Operating expenses	48.7		45.1
Operating profit (loss)	29.3		33
Global Markets [Member]
Net revenue	369.5		256.2
BTMU and MUTB, net revenue	365.8		248.2
BTMU and MUTB, net interest income	151		192.4
BTMU and MUTB, net fees	(4.9)		(13)
BTMU and MUTB, other revenue	219.7		68.8
Other than BTMU and MUTB, net revenue	3.7	[1]	8	[1]
Operating expenses	29.5		32.2
Operating profit (loss)	340		224
Other [Member]
Net revenue	(17.8)		(7.9)
BTMU and MUTB, net revenue	(26.2)		(29.6)
BTMU and MUTB, net interest income	(4.8)		(26.6)
BTMU and MUTB, net fees	(21.5)		(10.8)
BTMU and MUTB, other revenue	0.1		7.8
Other than BTMU and MUTB, net revenue	8.4	[1]	21.7	[1]
Operating expenses	79.7		100.2
Operating profit (loss)	¥ (97.5)		¥ (108.1)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.

BUSINESS SEGMENTS (Reconciliation of the Operating Profit) (Details) (JPY ¥) In Billions	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
BUSINESS SEGMENTS
Operating profit	¥ 799.4	¥ 694.3
Provision for credit losses	(186)	(381)
Foreign exchange gains-net	163	189
Trading account profits-net	270	263
Equity investment securities gains-net	24	71
Debt investment securities losses-net	(87)	(6)
Equity in losses of equity method investees	(21)	(84)
Impairment of intangible assets	(16)	(9)
Other-net	19	19
Income before income tax expense	¥ 965	¥ 756

FAIR VALUE (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2010	Mar. 31, 2010
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 519	¥ 532
Carrying amounts of investments in equity method investees	¥ 735	¥ 585
Minimum days upon notification of which the investment in hedged funds can be redeemed	30
Maximum days upon notification of which the investment in hedged funds can be redeemed	90

FAIR VALUE (Financial instruments carried at fair value by level within the fair value hierarchy) (Details) (JPY ¥) In Millions	Sep. 30, 2010		Mar. 31, 2010
Obligations to return securities received as collateral	¥ 3,245,276		¥ 3,229,321
Trading securities classified as equity securities valued at net asset value	215,737		304,120
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,128		6,455
Real estate funds classified as other assets valued at net asset value	7,484		7,050
Hedged funds classified as other assets valued at net asset value	3,748		4,002
Private equity funds classified as other assets valued at net asset value	3,691		3,972
Unfunded commitment of real estate funds classified as other assets valued at net asset value	2,300		2,758
Unfunded commitment of hedged funds classified as other assets valued at net asset value	2,883		3,325
Unfunded commitment of private equity funds classified as other assets valued at net asset value	3,197		3,532
Debt securities [Member] | Fair Value, Inputs, Level 1 [Member] | Japanese national government and Japanese government agency bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	5,462,647		4,480,316
Debt securities [Member] | Fair Value, Inputs, Level 1 [Member] | Japanese national government and Japanese government agency bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	42,317,675		38,324,775
Debt securities [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign governments and official institutions bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	7,519,220		6,237,215
Debt securities [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign governments and official institutions bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	1,206,733		1,223,777
Debt securities [Member] | Fair Value, Inputs, Level 1 [Member] | Residential mortgage-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	2,389,613		1,402,188
Debt securities [Member] | Fair Value, Inputs, Level 1 [Member] | Residential mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	3,184		3,839
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Japanese national government and Japanese government agency bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	302,952		94,718
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Japanese national government and Japanese government agency bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	992,353		1,108,086
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Japanese prefectural and municipal bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	117,602		91,076
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Japanese prefectural and municipal bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	203,776		277,831
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign governments and official institutions bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	752,570		487,898
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign governments and official institutions bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	108,413		33,852
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	1,121,925		1,072,625
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	1,149,514		1,311,183
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Residential mortgage-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	313,860		200,096
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Residential mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	828,208		910,745
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	29,708		38,820
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	39,785		127,301
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	348,527		260,723
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	4,963		5,166
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	1		47
Debt securities [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member] | Trading account assets [Member]
Trading account assets, trading securities	927,091		1,473,625
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Japanese prefectural and municipal bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	2,959		3,069
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign governments and official institutions bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	162,933		171,534
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign governments and official institutions bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	84,148		87,597
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	574,641		494,987
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	2,166,587		2,163,465
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Residential mortgage-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	51,008		56,468
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Residential mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	26,898		26,827
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial mortgage-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	15,429		17,315
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	13,256		14,475
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	370,391		389,061
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	33,718		67,095
Debt securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	971		990
Debt securities [Member] | Total Fair Value [Member] | Japanese national government and Japanese government agency bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	5,765,599		4,575,034
Debt securities [Member] | Total Fair Value [Member] | Japanese national government and Japanese government agency bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	43,310,028		39,432,861
Debt securities [Member] | Total Fair Value [Member] | Japanese prefectural and municipal bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	117,602		91,076
Debt securities [Member] | Total Fair Value [Member] | Japanese prefectural and municipal bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	206,735		280,900
Debt securities [Member] | Total Fair Value [Member] | Foreign governments and official institutions bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	8,434,723		6,896,647
Debt securities [Member] | Total Fair Value [Member] | Foreign governments and official institutions bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	1,399,294		1,345,226
Debt securities [Member] | Total Fair Value [Member] | Corporate Bonds [Member] | Trading account assets [Member]
Trading account assets, trading securities	1,696,566		1,567,612
Debt securities [Member] | Total Fair Value [Member] | Corporate Bonds [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	3,316,101		3,474,648
Debt securities [Member] | Total Fair Value [Member] | Residential mortgage-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	2,754,481		1,658,752
Debt securities [Member] | Total Fair Value [Member] | Residential mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	858,290		941,411
Debt securities [Member] | Total Fair Value [Member] | Commercial mortgage-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	15,429		17,315
Debt securities [Member] | Total Fair Value [Member] | Commercial mortgage-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	42,964		53,295
Debt securities [Member] | Total Fair Value [Member] | Asset-backed securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	410,176		516,362
Debt securities [Member] | Total Fair Value [Member] | Asset-backed securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	382,245		327,818
Debt securities [Member] | Total Fair Value [Member] | Other debt securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	4,963		5,166
Debt securities [Member] | Total Fair Value [Member] | Other debt securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	972		1,037
Debt securities [Member] | Total Fair Value [Member] | Commercial Paper [Member] | Trading account assets [Member]
Trading account assets, trading securities	927,091		1,473,625
Trading derivative liabilities [Member] | Fair Value, Inputs, Level 1 [Member] | Trading account liabilities [Member]
Interest rate contracts	5,183
Foreign exchange contracts	138
Equity contracts	16,984
Commodity contracts	11,724
Trading derivative liabilities	34,029
Trading derivative liabilities [Member] | Fair Value, Inputs, Level 2 [Member] | Trading account liabilities [Member]
Interest rate contracts	8,912,462
Foreign exchange contracts	2,617,547
Equity contracts	53,640
Commodity contracts	74,584
Credit derivative contracts	47,412
Trading derivative liabilities	11,705,645
Trading derivative liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Trading account liabilities [Member]
Interest rate contracts	53,306
Foreign exchange contracts	41,491
Equity contracts	9,377
Commodity contracts	3,160
Credit derivative contracts	343
Trading derivative liabilities	107,677
Trading derivative liabilities [Member] | Total Fair Value [Member] | Trading account liabilities [Member]
Interest rate contracts	8,970,951
Foreign exchange contracts	2,659,176
Equity contracts	80,001
Commodity contracts	89,468
Credit derivative contracts	47,755
Trading derivative liabilities	11,847,351
Fair Value, Inputs, Level 1 [Member]
Obligations to return securities received as collateral	3,089,940		3,071,320
Fair Value, Assets Measured on Recurring Basis, Total	64,108,491		57,647,852
Fair Value, Liabilities Measured on Recurring Basis, Total	3,288,228		3,314,810
Fair Value, Inputs, Level 1 [Member] | Trading securities [Member] | Trading account assets [Member]
Trading securities	16,526,780	[1]	13,308,112	[1]
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	1,155,300	[2]	1,188,393	[2]
Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	3,586,714		4,319,385
Fair Value, Inputs, Level 1 [Member] | Trading derivative assets [Member] | Trading account assets [Member]
Trading derivative assets	38,735		25,878
Interest rate contracts	5,920
Foreign exchange contracts	80
Equity contracts	23,780
Commodity contracts	8,955
Fair Value, Inputs, Level 1 [Member] | Securities available for sale [Member] | Investment securities [Member]
Investment securities, securities available for sale	47,114,306		43,871,776
Fair Value, Inputs, Level 1 [Member] | Others [Member]
Other assets	428,670	[3],[4]	442,086	[3],[4]
Fair Value, Inputs, Level 1 [Member] | Trading account liabilities [Member]
Trading securities sold, not yet purchased	164,259		166,020
Trading derivative liabilities			77,470
Fair Value, Inputs, Level 2 [Member]
Obligations to return securities received as collateral	155,336		158,001
Other liabilities	434,483	[5]	467,590
Fair Value, Assets Measured on Recurring Basis, Total	20,605,828		17,163,656
Fair Value, Liabilities Measured on Recurring Basis, Total	12,297,632		8,659,363
Fair Value, Inputs, Level 2 [Member] | Trading securities [Member] | Trading account assets [Member]
Trading securities	4,361,270	[1]	4,332,959	[1]
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	780,522	[2]	780,454	[2]
Fair Value, Inputs, Level 2 [Member] | Marketable equity securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	152,615		235,204
Fair Value, Inputs, Level 2 [Member] | Trading derivative assets [Member] | Trading account assets [Member]
Trading derivative assets	12,218,172		8,446,637
Interest rate contracts	9,163,420
Foreign exchange contracts	2,849,670
Equity contracts	34,377
Commodity contracts	117,816
Credit derivative contracts	52,889
Fair Value, Inputs, Level 2 [Member] | Securities available for sale [Member] | Investment securities [Member]
Investment securities, securities available for sale	3,813,115		4,176,491
Fair Value, Inputs, Level 2 [Member] | Other investment securities [Member] | Investment securities [Member]
Investment securities, other investment securities	1,119		1,122
Fair Value, Inputs, Level 2 [Member] | Others [Member]
Other assets	212,152	[3],[4]	206,447	[3],[4]
Fair Value, Inputs, Level 2 [Member] | Trading account liabilities [Member]
Trading securities sold, not yet purchased	2,168		2,629
Trading derivative liabilities			8,031,143
Fair Value, Inputs, Level 3 [Member]
Other liabilities	66,421	[5]	45,347
Fair Value, Assets Measured on Recurring Basis, Total	3,702,456		3,964,220
Fair Value, Liabilities Measured on Recurring Basis, Total	174,098		456,911
Fair Value, Inputs, Level 3 [Member] | Trading securities [Member] | Trading account assets [Member]
Trading securities	1,210,867	[1]	1,166,538	[1]
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	36,465	[2]	37,173	[2]
Fair Value, Inputs, Level 3 [Member] | Marketable equity securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	235		91
Fair Value, Inputs, Level 3 [Member] | Trading derivative assets [Member] | Trading account assets [Member]
Trading derivative assets	115,738		382,952
Interest rate contracts	20,240
Foreign exchange contracts	86,158
Equity contracts	2,957
Commodity contracts	3,794
Credit derivative contracts	2,589
Fair Value, Inputs, Level 3 [Member] | Securities available for sale [Member] | Investment securities [Member]
Investment securities, securities available for sale	2,328,772		2,363,609
Fair Value, Inputs, Level 3 [Member] | Other investment securities [Member] | Investment securities [Member]
Investment securities, other investment securities	31,171		33,904
Fair Value, Inputs, Level 3 [Member] | Others [Member]
Other assets	15,908	[3],[4]	17,217	[3],[4]
Fair Value, Inputs, Level 3 [Member] | Trading account liabilities [Member]
Trading derivative liabilities			411,564
Total Fair Value [Member]
Obligations to return securities received as collateral	3,245,276		3,229,321
Other liabilities	500,904	[5]	512,937
Fair Value, Assets Measured on Recurring Basis, Total	88,416,775		78,775,728
Fair Value, Liabilities Measured on Recurring Basis, Total	15,759,958		12,431,084
Total Fair Value [Member] | Trading securities [Member] | Trading account assets [Member]
Trading securities	22,098,917	[1]	18,807,609	[1]
Total Fair Value [Member] | Equity securities [Member] | Trading account assets [Member]
Trading account assets, trading securities	1,972,287	[2]	2,006,020	[2]
Total Fair Value [Member] | Marketable equity securities [Member] | Investment securities [Member]
Investment securities, securities available for sale by type	3,739,564		4,554,680
Total Fair Value [Member] | Trading derivative assets [Member] | Trading account assets [Member]
Trading derivative assets	12,372,645		8,855,467
Interest rate contracts	9,189,580
Foreign exchange contracts	2,935,908
Equity contracts	61,114
Commodity contracts	130,565
Credit derivative contracts	55,478
Total Fair Value [Member] | Securities available for sale [Member] | Investment securities [Member]
Investment securities, securities available for sale	53,256,193		50,411,876
Total Fair Value [Member] | Other investment securities [Member] | Investment securities [Member]
Investment securities, other investment securities	32,290		35,026
Total Fair Value [Member] | Others [Member]
Other assets	656,730	[3],[4]	665,750	[3],[4]
Total Fair Value [Member] | Trading account liabilities [Member]
Trading securities sold, not yet purchased	166,427		168,649
Trading derivative liabilities			¥ 8,520,177

[1]	Include securities under fair value option.
[2]	Include investments valued at net asset value of ¥304,120 million and ¥215,737 million at March 31, 2010 and September 30, 2010, respectively. The unfunded commitments related to these investments at March 31, 2010 and September 30, 2010 are ¥6,455 million and ¥5,128 million, respectively. These investments are mainly hedge funds.
[3]	Include interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Include investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at September 30, 2010 were ¥7,484 million, ¥3,748 million and ¥3,691 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at September 30, 2010 were ¥2,300 million, ¥2,883 million and ¥3,197 million, respectively.
[5]	Include other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

FAIR VALUE (Changes in level 3 recurring fair value measurements) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010		Sep. 30, 2009
Level 3 liabilities, beginning balance	¥ 45,347		¥ (133,087)	[1]
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(20,531)		(8,080)	[1]
Total realized/unrealized gains (losses) included in earnings, liabilities	(23,721)		(9,608)	[1]
Total realized gains (losses) included in changes in equity from nonowner sources	14,786		(514)	[1]
Purchases, issuances and settlements, liabilities	(1,035)		8,489	[1]
Transfer into Level 3 - beginning of period, liabilities	378	[2]
Transfer out of Level 3 - end of period, liabilities	12,796	[2]	35	[1],[2]
Level 3 liabilities, ending balance	66,421		(114,441)	[1]
Securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	2,363,609		3,335,664	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(1,111)	[3]	(279)	[1],[3]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	9,819		26,140	[1]
Purchases, issuances and settlements, assets	(177,702)		(174,503)	[1]
Transfer into Level 3 - beginning of period, assets	350,407	[2]	62,976	[1],[2]
Transfer out of level 3 - end of period, assets	(216,250)	[2]	(370,644)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(12,523)	[3]	(14,488)	[1],[3]
Level 3 assets, ending balance	2,328,772		2,879,354	[1]
Trading securities [Member] | Foreign governments and official institutions bonds [Member] | Trading debt securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	171,534		193,673	[1]
Total realized/unrealized gains (losses) included in earnings, assets	6,281		66	[1]
Purchases, issuances and settlements, assets	(25,090)		7,622	[1]
Transfer into Level 3 - beginning of period, assets	10,208	[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,038		(751)	[1]
Level 3 assets, ending balance	162,933		201,361	[1]
Trading securities [Member] | Corporate Bonds [Member] | Trading debt securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	494,987		509,257	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(13,471)		18,097	[1]
Purchases, issuances and settlements, assets	60,872		108	[1]
Transfer into Level 3 - beginning of period, assets	44,545	[2],[4]	2,553	[1],[2]
Transfer out of level 3 - end of period, assets	(12,292)	[2],[4]	(4,892)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(10,054)		14,682	[1]
Level 3 assets, ending balance	574,641		525,123	[1]
Trading securities [Member] | Residential mortgage-backed securities [Member] | Trading debt securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	56,468		113,495	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(1,185)		11,877	[1]
Purchases, issuances and settlements, assets	(4,275)		(55,138)	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,631)		8,307	[1]
Level 3 assets, ending balance	51,008		70,234	[1]
Trading securities [Member] | Commercial mortgage-backed securities [Member] | Trading debt securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	17,315		16,401	[1]
Total realized/unrealized gains (losses) included in earnings, assets	293		3,950	[1]
Purchases, issuances and settlements, assets	(2,179)		(4,533)	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	296		3,960	[1]
Level 3 assets, ending balance	15,429		15,818	[1]
Trading securities [Member] | Asset-backed securities [Member] | Trading debt securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	389,061		702,996	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(6,554)		33,891	[1]
Purchases, issuances and settlements, assets	(10,556)		(106,986)	[1]
Transfer out of level 3 - end of period, assets	(1,560)	[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,717)		28,088	[1]
Level 3 assets, ending balance	370,391		629,901	[1]
Trading securities [Member] | Equity securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	37,173
Total realized/unrealized gains (losses) included in earnings, assets	846
Purchases, issuances and settlements, assets	(1,554)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,460)
Level 3 assets, ending balance	36,465
Trading securities [Member] | Equity securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance			370,187	[1]
Total realized/unrealized gains (losses) included in earnings, assets			37,386	[1]
Purchases, issuances and settlements, assets			(98,266)	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end			38,401	[1]
Level 3 assets, ending balance			309,307	[1]
Trading securities [Member] | Trading account assets [Member]
Level 3 assets, beginning balance	1,166,538	[5]	1,906,009	[1],[5]
Total realized/unrealized gains (losses) included in earnings, assets	(13,790)	[5]	105,267	[1],[5],[6]
Purchases, issuances and settlements, assets	17,218	[5]	(257,193)	[1],[5]
Transfer into Level 3 - beginning of period, assets	54,753	[2],[5]	2,553	[1],[2],[5]
Transfer out of level 3 - end of period, assets	(13,852)	[2],[5]	(4,892)	[1],[2],[5]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(17,528)	[5],[6]	92,687	[1],[5],[6]
Level 3 assets, ending balance	1,210,867	[5]	1,751,744	[1],[5]
Japanese prefectural and municipal bonds [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	3,069		4,471	[1]
Total realized/unrealized gains (losses) included in earnings, assets	4		7	[1]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	8
Purchases, issuances and settlements, assets	(122)		(203)	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	4		6	[1]
Level 3 assets, ending balance	2,959		4,275	[1]
Foreign governments and official institutions bonds [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	87,597		24,148	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(221)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	1,567		(834)	[1]
Purchases, issuances and settlements, assets	(4,795)		5,797	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(221)
Level 3 assets, ending balance	84,148		29,111	[1]
Corporate Bonds [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	2,163,465		3,043,083	[1]
Total realized/unrealized gains (losses) included in earnings, assets	1,458		(258)	[1]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	8,331		22,012	[1]
Purchases, issuances and settlements, assets	(159,432)		(157,748)	[1]
Transfer into Level 3 - beginning of period, assets	350,407	[2],[4]	62,976	[1],[2]
Transfer out of level 3 - end of period, assets	(197,642)	[2]	(237,741)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(10,883)		(14,523)	[1]
Level 3 assets, ending balance	2,166,587		2,732,324	[1]
Residential mortgage-backed securities [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	26,827		32,302	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(1,063)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	51		3	[1]
Purchases, issuances and settlements, assets	1,083		(2,922)	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,104)
Level 3 assets, ending balance	26,898		29,383	[1]
Commercial mortgage-backed securities [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	14,475		18,086	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(299)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(27)		(170)	[1]
Purchases, issuances and settlements, assets	(893)		(1,758)	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(300)
Level 3 assets, ending balance	13,256		16,158	[1]
Asset-backed securities [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	67,095		205,271	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(971)		(88)	[1]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(132)		3,729	[1]
Purchases, issuances and settlements, assets	(13,666)		(17,776)	[1]
Transfer out of level 3 - end of period, assets	(18,608)	[2]	(132,903)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end			(23)	[1]
Level 3 assets, ending balance	33,718		58,233	[1]
Other debt securities [Member] | Debt securities available for sale [Member] | Investment securities [Member]
Level 3 assets, beginning balance	990		1,357	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(19)		52	[1]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets			40	[1]
Purchases, issuances and settlements, assets			6	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(19)		52	[1]
Level 3 assets, ending balance	971		1,455	[1]
Marketable equity securities [Member] | Investment securities [Member]
Level 3 assets, beginning balance	91		6,946	[1]
Total realized/unrealized gains (losses) included in earnings, assets			8	[1]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	21		1,360	[1]
Purchases, issuances and settlements, assets	123		101	[1]
Level 3 assets, ending balance	235		8,415	[1]
Total Investment Assets [Member]
Level 3 assets, beginning balance	3,552,656		5,307,157	[1]
Total realized/unrealized gains (losses) included in earnings, assets	1,878		78,822	[1]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	13,214		26,344	[1]
Purchases, issuances and settlements, assets	(173,176)		(432,950)	[1]
Transfer into Level 3 - beginning of period, assets	423,179	[2]	83,264	[1],[2]
Transfer out of level 3 - end of period, assets	(222,972)	[2]	(393,213)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(10,179)		106,471	[1]
Level 3 assets, ending balance	3,594,779		4,669,424	[1]
Interest Rate Contracts (Net) [Member] | Trading account assets [Member] | Trading derivatives, Net [Member]
Level 3 assets, beginning balance	(45,467)
Total realized/unrealized gains (losses) included in earnings, assets	6,786
Purchases, issuances and settlements, assets	(8,503)
Transfer into Level 3 - beginning of period, assets	5,841	[2]
Transfer out of level 3 - end of period, assets	8,277	[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,838
Level 3 assets, ending balance	(33,066)
Foreign Exchange Contracts (Net) [Member] | Trading account assets [Member] | Trading derivatives, Net [Member]
Level 3 assets, beginning balance	6,440
Total realized/unrealized gains (losses) included in earnings, assets	12,015
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	3,546
Purchases, issuances and settlements, assets	(1,208)
Transfer into Level 3 - beginning of period, assets	12,291	[2]
Transfer out of level 3 - end of period, assets	11,583	[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	18,118
Level 3 assets, ending balance	44,667
Equity Contracts (Net) [Member] | Trading account assets [Member] | Trading derivatives, Net [Member]
Level 3 assets, beginning balance	(8,272)
Total realized/unrealized gains (losses) included in earnings, assets	2,666
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(15)
Purchases, issuances and settlements, assets	(799)
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,415
Level 3 assets, ending balance	(6,420)
Commodity Contracts (Net) [Member] | Trading account assets [Member] | Trading derivatives, Net [Member]
Level 3 assets, beginning balance	14,003
Total realized/unrealized gains (losses) included in earnings, assets	(61)
Purchases, issuances and settlements, assets	(1,202)
Transfer into Level 3 - beginning of period, assets	(113)	[2]
Transfer out of level 3 - end of period, assets	(11,993)	[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	186
Level 3 assets, ending balance	634
Credit Derivative Contracts (Net) [Member] | Trading account assets [Member] | Trading derivatives, Net [Member]
Level 3 assets, beginning balance	4,684
Total realized/unrealized gains (losses) included in earnings, assets	(2,640)
Purchases, issuances and settlements, assets	202
Change in unrealized gains (losses) included in earnings for assets still held at period end	(274)
Level 3 assets, ending balance	2,246
Trading account assets [Member] | Trading derivatives, Net [Member]
Level 3 assets, beginning balance	(28,612)		4,491	[1]
Total realized/unrealized gains (losses) included in earnings, assets	18,766	[6]	(19,577)	[1],[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	3,531
Purchases, issuances and settlements, assets	(11,510)		(11,866)	[1]
Transfer into Level 3 - beginning of period, assets	18,019	[2]	17,735	[1],[2]
Transfer out of level 3 - end of period, assets	7,867	[2]	(17,334)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	22,283	[6]	31,864	[1],[6]
Level 3 assets, ending balance	8,061		(26,551)	[1]
Other investment securities [Member] | Investment securities [Member]
Level 3 assets, beginning balance	33,904		42,681	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(1,441)	[7]	(5,855)	[1],[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(136)		204	[1]
Purchases, issuances and settlements, assets	(419)		133	[1]
Transfer out of level 3 - end of period, assets	(737)	[2]	(343)	[1],[2]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,865)	[7]	(2,898)	[1],[7]
Level 3 assets, ending balance	31,171		36,820	[1]
Other Assets [Member]
Level 3 assets, beginning balance	17,217		18,312	[1]
Total realized/unrealized gains (losses) included in earnings, assets	(546)	[7]	(734)	[1],[7]
Purchases, issuances and settlements, assets	(763)		10,479	[1]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(546)	[7]	(694)	[1],[7]
Level 3 assets, ending balance	15,908		28,057	[1]
Other Liabilities [Member]
Level 3 liabilities, beginning balance	45,347		(133,087)	[1]
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(20,531)	[7]	(8,080)	[1],[7]
Total realized/unrealized gains (losses) included in earnings, liabilities	(23,721)	[7]	(9,608)	[1],[7]
Total realized gains (losses) included in changes in equity from nonowner sources	14,786		(514)	[1]
Purchases, issuances and settlements, liabilities	(1,035)		(954)	[1]
Transfer into Level 3 - beginning of period, liabilities	378	[2]
Transfer out of Level 3 - end of period, liabilities	12,796	[2]	35	[1],[2]
Level 3 liabilities, ending balance	66,421		(123,884)	[1]
Obligation to return securities received as collateral [Member]
Purchases, issuances and settlements, liabilities			9,443	[1]
Level 3 liabilities, ending balance			¥ 9,443	[1]

[1]	The reconciliation of residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities during the six months ended September 30, 2009, which were reported in the Form 6-K for the six months ended September 30, 2009, have been restated as follows. The amounts of those assets at March 31, 2009 had been previously restated in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2010:
[2]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the six months ended September 30, 2010 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the six months ended September 30, 2009.
[3]	Included in investment securities gains—net.
[4]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[5]	Include trading securities under fair value option.
[6]	Included in trading account profits—net and foreign exchange gains—net.
[7]	Included in trading account profits—net.

FAIR VALUE (Restatement of level 3 fair value measurements) (Details) (Trading securities [Member], JPY ¥) In Millions	Sep. 30, 2009	Mar. 31, 2009
Residential mortgage-backed securities [Member] | Balance [Member]
Amount As Previously Reported	¥ 9,055	¥ 10,643
Amount As Restated	70,234	113,495
Residential mortgage-backed securities [Member] | Amount Included In Earnings [Member]
Amount As Previously Reported		1,907
Amount As Restated		11,877
Residential mortgage-backed securities [Member] | Purchases, Sales, Issuances and Settlements [Member]
Amount As Previously Reported		(3,495)
Amount As Restated		(55,138)
Residential mortgage-backed securities [Member] | Change In Unrealized Gains (Losses) Included In Earnings For Assets And Liabilities Still Held [Member]
Amount As Previously Reported	3,341
Amount As Restated	8,307
Commercial mortgage-backed securities [Member] | Balance [Member]
Amount As Previously Reported	12,938	13,948
Amount As Restated	15,818	16,401
Commercial mortgage-backed securities [Member] | Amount Included In Earnings [Member]
Amount As Previously Reported		3,487
Amount As Restated		3,950
Commercial mortgage-backed securities [Member] | Purchases, Sales, Issuances and Settlements [Member]
Amount As Previously Reported		(4,497)
Amount As Restated		(4,533)
Commercial mortgage-backed securities [Member] | Change In Unrealized Gains (Losses) Included In Earnings For Assets And Liabilities Still Held [Member]
Amount As Previously Reported	3,507
Amount As Restated	3,960
Asset-backed securities [Member] | Balance [Member]
Amount As Previously Reported	693,960	808,301
Amount As Restated	629,901	702,996
Asset-backed securities [Member] | Amount Included In Earnings [Member]
Amount As Previously Reported		44,324
Amount As Restated		33,891
Asset-backed securities [Member] | Purchases, Sales, Issuances and Settlements [Member]
Amount As Previously Reported		(158,665)
Amount As Restated		(106,986)
Asset-backed securities [Member] | Change In Unrealized Gains (Losses) Included In Earnings For Assets And Liabilities Still Held [Member]
Amount As Previously Reported	33,507
Amount As Restated	¥ 28,088

FAIR VALUE (Carrying value of assets measured at fair value on a nonrecurring basis) (Details) (JPY ¥) In Millions	Sep. 30, 2010		Mar. 31, 2010
Investment securities valued at net asset value	¥ 8,865		¥ 22,686
The unfunded commitments related to investment securities valued at net asset value	3,896		12,269
Fair Value, Inputs, Level 1 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	10,297		10,346
Fair Value, Inputs, Level 1 [Member] | Collateral dependent loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	10,297
Fair Value, Inputs, Level 1 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	36,673		144,659	[1],[2]
Fair Value, Inputs, Level 1 [Member] | Other Assets, Investments in equity method investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	36,673	[3]
Fair Value, Inputs, Level 1 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	46,970		155,055
Fair Value, Inputs, Level 2 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	26,986		37,247
Fair Value, Inputs, Level 2 [Member] | Loans held for sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,851
Fair Value, Inputs, Level 2 [Member] | Collateral dependent loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	14,135
Fair Value, Inputs, Level 2 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	26,986		37,247
Fair Value, Inputs, Level 3 [Member] | Investment securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	3,405	[3]	14,127	[2]
Fair Value, Inputs, Level 3 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	348,326		385,979
Fair Value, Inputs, Level 3 [Member] | Loans held for sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	3,203
Fair Value, Inputs, Level 3 [Member] | Collateral dependent loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	345,123
Fair Value, Inputs, Level 3 [Member] | Premises and equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	9,750		11,025
Fair Value, Inputs, Level 3 [Member] | Intangible assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	21,446		52,262
Fair Value, Inputs, Level 3 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	11,119		29,781	[1],[2]
Fair Value, Inputs, Level 3 [Member] | Other Assets, Investments in equity method investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	7,989	[3]
Fair Value, Inputs, Level 3 [Member] | Other Assets, Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	3,130
Fair Value, Inputs, Level 3 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	394,046		493,174
Total carrying value [Member] | Investment securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	3,405	[3]	14,127	[2]
Total carrying value [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	385,609		433,572
Total carrying value [Member] | Loans held for sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	16,054
Total carrying value [Member] | Collateral dependent loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	369,555
Total carrying value [Member] | Premises and equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	9,750		11,025
Total carrying value [Member] | Intangible assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	21,446		52,262
Total carrying value [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	47,792		174,440	[1],[2]
Total carrying value [Member] | Other Assets, Investments in equity method investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	44,662	[3]
Total carrying value [Member] | Other Assets, Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	3,130
Total carrying value [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 468,002		¥ 685,426

[1]	Include investments in equity method investees.
[2]	Include investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments of ¥12,269 million. These investments are private equity funds.
[3]	Include investments valued at net asset value of ¥8,865 million. The unfunded commitments related to these investments of ¥3,896 million. These investments are private equity funds.

FAIR VALUE (Nonrecurring changes in fair value) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2009	Sep. 30, 2010 Investment securities [Member]	Sep. 30, 2009 Investment securities [Member]	Sep. 30, 2010 Loans [Member]	Sep. 30, 2009 Loans [Member]	Sep. 30, 2010 Loans held for sale [Member]	Sep. 30, 2010 Collateral dependent loans [Member]	Sep. 30, 2010 Premises and equipment [Member]	Sep. 30, 2009 Premises and equipment [Member]	Sep. 30, 2010 Intangible assets [Member]	Sep. 30, 2009 Intangible assets [Member]	Sep. 30, 2010 Other Assets [Member]	Sep. 30, 2009 Other Assets [Member]		Sep. 30, 2010 Other Assets, Investments in equity method investees [Member]	Sep. 30, 2010 Other Assets, Other [Member]	Sep. 30, 2010 Total nonrecurring changes in fair value [Member]	Sep. 30, 2009 Total nonrecurring changes in fair value [Member]
Nonrecurring changes in fair value		¥ 2,591	¥ 19,272	¥ 93,668	¥ 132,157	¥ (40)	¥ 93,708	¥ 2,828	¥ 7,097	¥ 16,363	¥ 9,239	¥ 16,514	¥ 86,812	[1]	¥ 16,352	¥ 162	¥ 131,964	¥ 254,577
Impairment losses on investments to affiliated companies	¥ 83,452

[1]	Include investments in equity method investees. The MUFG Group recorded impairment losses on investments in certain affiliated companies, mainly a consumer finance company, of ¥83,452 million.

FAIR VALUE (Gains or losses related to eligible instruments for which fair value option elected) (Details) (JPY ¥) In Millions	6 Months Ended
	Sep. 30, 2010		Sep. 30, 2009
Gain (loss) on financial assets for which fair value option was elected	¥ (513,574)		¥ (301,829)
Gain (loss) on financial liabilities for which fair value option was elected	(80,968)		85,148
Interest-bearing deposits [Member]
Gain (loss) on financial assets for which fair value option was elected	1,536		(1,588)
Interest-bearing deposits [Member] | Trading Account Profits (losses) [Member]
Gain (loss) on financial assets for which fair value option was elected	1,536		(1,588)
Receivables under resale agreements [Member]
Gain (loss) on financial assets for which fair value option was elected	3,889	[1]	(6,603)	[1]
Receivables under resale agreements [Member] | Trading Account Profits (losses) [Member]
Gain (loss) on financial assets for which fair value option was elected	3,889	[1]	(6,603)	[1]
Trading account securities [Member]
Gain (loss) on financial assets for which fair value option was elected	(518,999)		(293,638)
Trading account securities [Member] | Trading Account Profits (losses) [Member]
Gain (loss) on financial assets for which fair value option was elected	324,458		228,507
Trading account securities [Member] | Foreign exchange gains (losses) net [Member]
Gain (loss) on financial assets for which fair value option was elected	(843,457)		(522,145)
Other short-term borrowing [Member]
Gain (loss) on financial liabilities for which fair value option was elected	(305)	[1]	2,057	[1]
Other short-term borrowing [Member] | Trading Account Profits (losses) [Member]
Gain (loss) on financial liabilities for which fair value option was elected	(305)	[1]	2,057	[1]
Long-term Debt [Member]
Gain (loss) on financial liabilities for which fair value option was elected	(80,663)	[1]	83,091	[1]
Long-term Debt [Member] | Trading Account Profits (losses) [Member]
Gain (loss) on financial liabilities for which fair value option was elected	(80,663)	[1]	83,091	[1]
Trading Account Profits (losses) [Member]
Gain (loss) on financial assets for which fair value option was elected	329,883		220,316
Gain (loss) on financial liabilities for which fair value option was elected	(80,968)		85,148
Foreign exchange gains (losses) net [Member]
Gain (loss) on financial assets for which fair value option was elected	¥ (843,457)		¥ (522,145)

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

FAIR VALUE (Aggregate fair value differences for long-term receivables and debt instruments) (Details) (JPY ¥) In Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
Receivables under resale agreements [Member]
Remaining aggregate contractual amounts outstanding	¥ 31,234	¥ 31,500
Fair value	31,433	30,832
Fair value over (under) remaining aggregate contractual amounts outstanding	199	(668)
Long-term Debt [Member]
Remaining aggregate contractual amounts outstanding	746,886	792,059
Fair value	593,392	615,618
Fair value over (under) remaining aggregate contractual amounts outstanding	(153,494)	(176,441)
Total financial assets [Member}
Remaining aggregate contractual amounts outstanding	31,234	31,500
Fair value	31,433	30,832
Fair value over (under) remaining aggregate contractual amounts outstanding	199	(668)
Total financial liabilities [Member]
Remaining aggregate contractual amounts outstanding	746,886	792,059
Fair value	593,392	615,618
Fair value over (under) remaining aggregate contractual amounts outstanding	¥ (153,494)	¥ (176,441)

FAIR VALUE (Estimated fair values of financial instruments not carried at fair value) (Details) (JPY ¥) In Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2010	Mar. 31, 2010
Derivative Financial Instruments, Assets [Member] | Trading activities [Member]
Carrying amount	¥ 12,373	¥ 8,855
Estimated fair value	12,373	8,855
Derivative Financial Instruments, Assets [Member] | Activities qualifying for hedges [Member]
Carrying amount	1	9
Estimated fair value	1	9
Trading derivative liabilities [Member] | Trading activities [Member]
Carrying amount	11,847	8,520
Estimated fair value	11,847	8,520
Trading derivative liabilities [Member] | Activities qualifying for hedges [Member]
Carrying amount		1
Estimated fair value		1
Cash and due from banks, interest-earning deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions [Member]
Carrying amount	16,396	17,465
Estimated fair value	16,396	17,465
Trading account assets, excluding derivatives [Member]
Carrying amount	22,099	18,808
Estimated fair value	22,099	18,808
Investment securities [Member]
Carrying amount	57,193	54,514
Estimated fair value	57,589	55,058
Loans, net of allowance for credit losses [Member]
Carrying amount	85,319	90,870
Estimated fair value	86,422	91,812
Other financial assets [Member]
Carrying amount	5,269	4,361
Estimated fair value	5,269	4,361
Non-interest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions [Member]
Carrying amount	36,325	34,969
Estimated fair value	36,325	34,969
Interest-bearing deposits [Member]
Carrying amount	117,983	117,868
Estimated fair value	118,071	117,972
Trading account liabilities, excluding derivatives [Member]
Carrying amount	166	169
Estimated fair value	166	169
Obligations to return securities received as collateral [Member]
Carrying amount	3,245	3,229
Estimated fair value	3,245	3,229
Due to trust account [Member]
Carrying amount	660	1,560
Estimated fair value	660	1,560
Other short-term borrowing [Member]
Carrying amount	6,327	6,097
Estimated fair value	6,327	6,097
Long-term Debt [Member]
Carrying amount	13,458	14,162
Estimated fair value	13,801	14,369
Other financial liabilities [Member]
Carrying amount	4,182	3,981
Estimated fair value	¥ 4,182	¥ 3,981

STOCK-BASED COMPENSATION (Narrative) (Details) (JPY ¥)	6 Months Ended
Sep. 30, 2010
Number of shares to be issued or transferred on exercise of each stock acquisition right	100
The contractual term of the stock acquisition rights, in years	30
Weighted average grant date fair value of stock acquisition rights	¥ 36,600
Compensation cost related to the stock acquisition rights	1,768,000,000
Tax benefit for compensation cost for share-based payment arrangements	719,000,000
Total unrecognized compensation cost	1,681,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	9
Cash received from exercise of the stock acquisition rights	3,000,000
The actual tax benefit realized	¥ 806,000,000
Stock Acquisition Rights Options [Member]
Exercise price per share	¥ 1

STOCK-BASED COMPENSATION (Summary of the Stock Acquisition Rights Transactions) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION
Number of shares outstanding, Beginning of the period	9,974,800
Number of shares, Granted	7,911,800
Number of shares, Exercised	(2,754,900)
Number of shares, Forfeited	(136,100)
Number of shares outstanding, End of the period	14,995,600
Number of shares outstanding Exercisable, End of the period
Weighted-average exercise price, Beginning of the period	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited	¥ 1
Weighted-average exercise price, End of the period	¥ 1
Weighted-average remaining contractual term, in years, End of the period	29.07
Weighted-average remaining contractual term, exercisable, End of the period
Aggregate intrinsic value, End of the period	¥ 5,818
Aggregate intrinsic value, Exercisable, end of the period
Weighted-average exercise price exercisable

STOCK-BASED COMPENSATION (Fair Value Assumption of the Stock Acquisition Rights ) (Details)	6 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION
Risk-free interest rate	0.23%
Expected volatility	43.97%
Expected term (in years)	4
Expected dividend yield	2.91%

SECURITIES JOINT VENTURES WITH MORGAN STANLEY (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	May 01, 2010
MUFG [Member] | MUMSS [Member]
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.	¥ 127
Amount of capital surplus related to MUFG Group	¥ 21
MSMS [Member] | Morgan Stanley MUFG Securities Co., Ltd. [Member]
MUFG, percentage of economic interest in the joint venture	60.00%
Morgan Stanley, percentage of economic interest in the joint venture	40.00%
MUFG percentage of voting rights interest in the joint venture	49.00%
Morgan Stanley percentage of voting rights interest in the joint venture	51.00%
Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. [Member]
MUFG, percentage of economic and voting rights interests in the joint venture	60.00%
Percentage of original interest in joint venture	100.00%
Morgan Stanley, percentage of economic and voting rights interests in the joint venture	40.00%

SUBSEQUENT EVENTS (Narrative) (Details) (JPY ¥)	6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Nov. 15, 2010
Semi-annual interim cash dividends preferred stock	¥ 11,970,000,000	¥ 9,708,000,000
Common stock semi-annual interim cash dividend per share	¥ 6
Semi-annual interim cash dividends common stock share	84,904,000,000
Non-cumulative and non-dilutive perpetual preferred securities, redeemed			165,000,000,000
Class 5 Preferred Stock [Member]
Preferred stock semi-annual interim cash dividends per share declared on November 15, 2010	¥ 57.5
Class 11 Preferred Stock [Member]
Preferred stock semi-annual interim cash dividends per share declared on November 15, 2010	¥ 2.65
Semi-annual interim cash dividends preferred stock	¥ 8,970,000,000